As filed with Securities and Exchange Commission on April 11, 2001.
                                                     File Nos. 2-87775, 811-4815

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               Registration Statement Under the Securities Act of 1933 [X]
                        Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [28]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [31]
                       -----------------------------------

                                Ultra Series Fund
                                2000 Heritage Way
                               Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
             (Registrant's Exact Name, Address and Telephone Number)

                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                Approximate Date of Proposed Public Offering: [ ]

         It  is  proposed  that  this  filing  will  become   effective   (check
         appropriate box):
         [ ]  immediately upon filing pursuant to paragraph (b)
         [X]  on May 1, 2001  pursuant to paragraph  (b)
         [ ]  60 days after filing pursuant to paragraph (a)(1)
         [ ]  on (date) pursuant to paragraph (a)(1)
         [ ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
         [ ]  on (date)pursuant to paragraph (a)(2) of rule 485.

         If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ULTRA SERIES FUND





PROSPECTUS                                                          MAY 1, 2001



                                Money Market Fund
                                    Bond Fund
                                  Balanced Fund
                                High Income Fund
                          Growth and Income Stock Fund
                         Capital Appreciation Stock Fund
                               Mid-Cap Stock Fund
                              Emerging Growth Fund
                            International Stock Fund
                             Global Securities Fund













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                         PAGE
THE FUND
         Expenses...........................................................1
         Money Market Fund..................................................2
         Bond Fund..........................................................4
         Balanced Fund......................................................6
         High Income Fund...................................................8
         Growth and Income Stock Fund......................................10
         Capital Appreciation Stock Fund...................................12
         Mid-Cap Stock Fund................................................14
         Emerging Growth Fund..............................................18
         International Stock Fund..........................................20
         Global Securities Fund............................................22
         Risk vs. Return...................................................24

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES
         Foreign Securities................................................25
         Small Capitalization Stocks.......................................25

THE SHARES
         Offer.............................................................26
         Purchase and Redemption...........................................26
         Dividends.........................................................27
         Pricing of Fund Shares............................................27
         Taxes.............................................................28

MORE ABOUT ULTRA SERIES FUND
         Portfolio Management..............................................28
         Inquiries.........................................................30
         Financial Highlights..............................................30


Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The investment objectives of the funds are "fundamental" meaning they cannot be changed without shareholder approval. These funds may not achieve their objectives.

                                    EXPENSES

This table describes the expenses that you may pay if you buy and hold shares of the fund.

                                SHAREHOLDER FEES
                                      None


                     ANNUAL FUND OPERATING EXPENSES FOR 2000
                                                             Total Annual
 Fund                              Management     Other    Operating Expenses
 Money Market                         .45%         .01%        .46%
 Bond                                 .55%         .01%        .56%
 Balanced                             .70%         .01%        .71%
 High Income                          .75%         .01%        .76%
 Growth and Income Stock              .60%         .01%        .61%
 Capital Appreciation Stock           .80%         .01%        .81%
 Mid-Cap Stock                       1.00%         .01%       1.01%
 Emerging Growth                      .85%         .01%        .86%
 International Stock                 1.20%         .01%       1.21%
 Global Securities                    .95%         .01%        .96%


Annual fund operating expenses are paid out of fund assets and are reflected in the share price.

Management fees are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.

Other expenses are trustees' fees, auditors' fees, interest on borrowings, any taxes and extraordinary expenses. The figures in the above chart are estimates.


EXAMPLES
The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples are based on a $10,000 initial investment in each fund over the various time periods indicated. The examples assume 5% annual return and redemption at the end of each period.



Fund                          1 year      3 years       5 years     10 years
Money Market                   $  47       $ 148         $ 258     $   579
Bond                              57         179           313         701
Balanced                          73         227           395         883
High Income                       78         243            --          --
Growth and Income Stock           62         195           340         762
Capital Appreciation Stock        83         259           450       1,002
Mid-Cap Stock                    103         322           558       1,236
Emerging Growth                   88         274            --          --
International Stock              123         384            --          --
Global Securities                 98         306            --          --

You should not consider the examples above as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                MONEY MARKET FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    require stability of principal

o are seeking a mutual fund for the cash portion of an asset allocation program

o    need to "park" your money temporarily or

o    consider yourself a saver rather than an investor.

You may want to invest fewer of your assets in this fund if you:

o    want federal deposit insurance

o    are seeking an investment that is likely to outpace inflation

o are investing for retirement or other goals that are many years in the future or

o    are investing for growth or maximum current income.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. There is a possibility that the fund's share value could fall below $1.00, which could reduce the value of your account. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing (or resetting their interest rates to market levels) in thirteen months or less from the date of purchase. It includes securities issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the types of permissible issuers and rating categories is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in these securities unless they are backed by a U.S. parent financial institution.

                          MONEY MARKET FUND PERFORMANCE

How has the Money Market Fund performed?

The following chart provides an indication of the risks of investing in the Money Market Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)
GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Money Market Fund. Total returns are as follows:


 1991             5.36%             1996             4.72%
 1992             3.05%             1997             5.01%
 1993             2.86%             1998             5.00%
 1994             3.34%             1999             4.69%
 1995             5.21%             2000             5.86%

                       Best Calendar Quarter: 1Q'91 1.56%
                       Worst Calendar Quarter: 2Q'93 0.60%


Please remember that past performance is no guarantee of the results the Money Market Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Money Market Fund compare to general money market returns?

The following table compares the performance of the Money Market Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market. Returns shown for the Money Market Fund are after the deduction of fund management and operating expenses. The Treasury Bill returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2000)

                                   One Year       Five Year        Ten Year

Money Market Fund                    5.86%          5.06%            4.51%
90-day U.S. Treasury Bill            5.97%          5.23%            4.85%

                                    BOND FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    seek an investment based on a regular stream of income

o seek higher potential returns than money market funds and are willing to accept moderate risk of volatility

o    want to  diversify  your  investments

o    seek a mutual fund for the income portion of an asset allocation program or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    invest for maximum return over a long time horizon or

o    need absolute stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to interest rate risk, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to credit risk, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, reducing the return in either case.

To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. The MEMBERS Capital Advisors, Inc. (formerly known as CIMCO Inc.) management team utilizes an approach that involves frequent trading of the securities in the portfolio. Under normal circumstances, the fund invests at least 80% of its assets in:

o Corporate debt securities: securities issued by domestic and foreign corporations;

o U.S. government debt securities: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

o Foreign government debt securities: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars.


To the extent permitted by law and available in the market, the fund will also invest in asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions.

                              BOND FUND PERFORMANCE

How has the Bond Fund performed?

The following chart provides an indication of the risks of investing in the Bond Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)
GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Bond Fund. Total returns are as follows:


     1991           14.70%              1996             2.86%
     1992            6.47%              1997             7.45%
     1993            8.87%              1998             6.18%
     1994           -3.06%              1999             0.73%
     1995           16.37%              2000             8.11%

                       Best Calendar Quarter: 2Q'95 5.30%
                      Worst Calendar Quarter: 1Q'94 -2.50%


Please remember that past performance is no guarantee of the results the Bond Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Bond Fund compare to the bond market?


The following table compares the performance of the Bond Fund with the performance of the Lehman Brothers Intermediate Government/Credit Bond Index which is one measure of the performance of the relevant market. Returns shown for the Bond Fund are after the deduction of fund management and operating expenses. The Lehman Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2000)

                                   One Year         Five Year        Ten Year

Bond Fund                            8.11%            5.03%            6.72%
Lehman Index                        10.12%            6.11%            7.35%

                                  BALANCED FUND



INVESTMENT OBJECTIVE
What is this fund's goal?

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are looking for a more conservative option to a growth-oriented fund

o    want a well-diversified and relatively stable investment allocation

o    need a core investment

o seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income) or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o want your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

The risks of this fund are similar to the risks described for the Bond, Money Market, Growth and Income Stock and Capital Appreciation Stock Funds because it invests in the same types of securities. As with any fund that invests in stocks and bonds, the fund is subject to market and interest rate risks, the risks that the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates.

Generally, if interest rates rise, the market value of income bearing securities (including bonds) will decline. There is also the risk that the issuer will not pay its debts. If payments on an income bearing security are not paid when due, it may cause the net asset value of the fund to go down.

Because different stocks and bonds move in and out of favor depending on market conditions, investor sentiment and a myriad of other issues, the fund may sometimes outperform funds with a different investment objective and sometimes underperform them. Loss of money is a risk of investing in this fund.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 60% to 40% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. The Balanced Fund will invest primarily in the same types of equity securities in which the Capital Appreciation Stock and Growth and Income Stock Funds invest, the same types of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Money Market Fund invests.

The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their values.

                            BALANCED FUND PERFORMANCE

How has the Balanced Fund performed?

The following chart provides an indication of the risks of investing in the Balanced Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)
GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Balanced Fund. Total returns are as follows:


     1991           18.53%              1996            10.79%
     1992            6.85%              1997            16.87%
     1993           10.47%              1998            13.40%
     1994           -0.46%              1999            14.49%
     1995           22.27%              2000             3.86%

                       Best Calendar Quarter: 4Q'98 11.44%
                      Worst Calendar Quarter: 3Q'98 -5.42%


Please remember that past performance is no guarantee of the results the Balanced Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Balanced Fund compare to the balanced market?

The following table compares the performance of the Balanced Fund with the performance of the Synthetic Index* and each of the components of the Synthetic Index, which is one measure of the performance of the relevant market. Returns shown for the Balanced Fund are after the deduction of fund management and operating expenses. The Synthetic Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2000)

                                    One Year       Five Year        Ten Year
Balanced Fund                         3.86%         11.79%           11.51%
Synthetic Index*                      0.74%         11.66%           11.63%
S&P 500 Stock Index                  -9.10%         18.33%           17.46%
Lehman Index                         10.12%          6.11%            7.35%
90-day U.S. Treasury Bills            5.97%          5.23%            4.85%

*The synthetic index is a composition of the S&P 500 (Capitalization weighted) Stock Index (45%), the Lehman Brothers Intermediate Government Credit Bond Index (40%), and 90-day U.S. Treasury Bills (15%).

                                HIGH INCOME FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The High Income Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The fund also seeks capital appreciation, but only when consistent with its primary goal.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

o    want to diversify your investments or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    desire relative stability of your principal or

o    are investing for maximum return over a long time horizon.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

This fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.


The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

How does this fund pursue its objective?

Up to 25% of its assets may be invested in the securities of issuers in any one industry.

The fund may also invest up to 25% of its assets in high-yielding foreign securities, including emerging market securities.


Note: The High Income Fund does not have a calendar year of investment performance, so there is not a bar chart showing the fund returns from year to year. Once the Fund has at least one calendar year of performance it will be shown along with the performance of the Lehman Brothers High Yield Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

             Average Annual Total Returns (As of December 31, 2000)

                                    One Year      Five Year         Ten Year

Lehman Brothers High Yield Index     -5.86%         4.28%            11.17%

                          GROWTH AND INCOME STOCK FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Growth and Income Stock Fund seeks long-term capital growth, with income as a secondary consideration.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are looking for a stock fund that has both growth and income components

o    are looking for a more conservative option to a growth-oriented fund

o    need a core investment

o seek above-average long-term total return through a combination of capital gains and ordinary income or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o desire your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

Any fund that invests in stocks and seeks income is subject to market and interest rate risks, meaning the value of your investment will fluctuate when the stock market and interest rates move. Loss of money is a risk of investing in this fund.

In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?


The Growth and Income Fund will focus on stocks of larger companies with established financial and market strengths and a long-term record of financial performance. Under normal market conditions, the fund will maintain at least 80% of its assets in these stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach, which generally means that the managers seek to invest in stocks at prices below their estimated value based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their values are not realized by the market.


The fund will typically invest in securities representing every sector of the S&P 500 in about (+/-50%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                    GROWTH AND INCOME STOCK FUND PERFORMANCE

How has the Growth and Income Stock Fund performed?

The following chart provides an indication of the risks of investing in the Growth and Income Stock Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                            (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Growth and Income Stock Fund. Total returns are as follows:


     1991           25.66%              1996            22.02%
     1992            7.66%              1997            31.42%
     1993           13.77%              1998            17.92%
     1994            1.42%              1999            17.95%
     1995           31.75%              2000             0.82%

                       Best Calendar Quarter: 4Q'98 17.82%
                      Worst Calendar Quarter: 3Q'98 -10.81%


Please remember that past performance is no guarantee of the results the Growth and Income Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Growth and Income Stock Fund compare to the growth and income market?

The following table compares the performance of the Growth & Income Stock Fund with the performance of the Russell 1000 Index and the S&P 500, which are measures of the performance of the relevant market. Returns shown for the Growth and Income Stock Fund are after the deduction of fund management and operating expenses. The Russell 1000 Index and S&P 500 Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2000)

                                     One Year       Five Year       Ten Year
Growth & Income Fund                   0.82%         17.60%           16.55%
S&P 500 Stock Index                   -9.10%         18.33%           17.46%
    (Capitalization-weighted)
S&P 500 Stock Index                   11.03%         13.60%           16.47%
     (Equal-weighted)*
Russell 1000 Index                    -7.79%         18.17%           17.67%


*The source of the S&P 500 Stock Index (Equal-weighted) data is Birinyi Associates, Inc.

                         CAPITAL APPRECIATION STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Capital Appreciation Stock Fund seeks long-term capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gains or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of a security may move up and down due to factors not directly related to the issuer. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.

In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.


To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Capital Appreciation Stock Fund invests primarily in common stocks of companies of various sizes, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their values based on analysis by the fund's investment adviser of the issuing companies and their prospects. This is referred to as a "value" approach which is further described on the Growth and Income Stock Fund page. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed companies and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund will typically invest in securities representing every sector of the S&P 400 in about (+/-100%) the same weightings as such sector has in the S&P
400. For example, if technology companies represent 10% of the S&P 400, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value, or other stocks appear more attractively priced relative to their values.

                   CAPITAL APPRECIATION STOCK FUND PERFORMANCE

How has the Capital Appreciation Stock Fund performed?

The following chart provides an indication of the risks of investing in the Capital Appreciation Stock Fund by showing the changes in the portfolio performance of the Fund from year to year since inception. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                            (for years ended 12/31)
GRAPHIC: Bar chart that shows total returns for the Capital Appreciation Stock Fund since inception. Total returns are as follows:


     1994            5.44%              1998      20.90%
     1995           30.75%              1999      25.19%
     1996           21.44%              2000       4.28%
     1997           31.57%

                       Best Calendar Quarter: 4Q'98 20.84%
                      Worst Calendar Quarter: 3Q'98 -12.04%


Please remember that past performance is no guarantee of the results the Capital Appreciation Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Capital Appreciation Stock Fund compare to the capital appreciation market?


The following table compares the performance of the Capital Appreciation Stock Fund with the performance of the Russell 3000 Index and S&P 1500 SuperComposite Stock Index, which are measures of the performance of the relevant market. Returns shown for the Capital Appreciation Stock Fund are after the deduction of fund management and operating expenses. The Russell 3000 Index and S&P 1500 SuperComposite Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2000)

                                     One Year      Five Year    Since Inception*
Capital Appreciation Stock Fund        4.28%        20.32%        19.48%
Russell 3000 Index                    -7.46%        17.39%        16.37%
S&P 1500 SuperComposite Index         -6.98%        18.13%        15.88%**


* Fund commenced  operations on January 3, 1994.
**Prior to 1995, the S&P Midcap 400 Index was utilized.

                               MID-CAP STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Mid-Cap Stock Fund seeks long-term capital appreciation by investing in midsize and small companies.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are seeking exposure to smaller companies as part of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund. Securities issued by smaller companies may be less liquid than securities issued by larger, more established companies. In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.


To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.



PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Mid-Cap Stock Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the fund will not automatically sell a stock just because the company's market capitalization has grown beyond the $10 billion upper limit and such position may be increased through additional purchases.

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gain or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL INVESTMENT STRATEGIES (Continued)
How does this fund pursue its objective?

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to both the Growth and Income Stock and Capital Appreciation Stock Funds, the Mid-Cap Stock Fund includes more smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund typically invests in securities representing every sector of the S&P 400 Midcap Index in about (+/-100%) the same weightings as such sector has in the S&P 400 Midcap Index. For example, if technology companies represent 10% of the S&P 400 Midcap Index, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.


The fund may also invest in warrants, preferred stocks, convertible debt securities, and real estate investment trusts, and may invest up to 25% of its assets in foreign securities.


The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                         MID-CAP STOCK FUND PERFORMANCE

How has the Mid-Cap Stock Fund performed?

The following chart provides an illustration of the performance of the Mid-Cap Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                            (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the Mid-Cap Stock Fund since inception. Total returns are as follows:

                              2000       23.85%

                       Best Calendar Quarter: 1Q'00 10.95%
                      Worst Calendar Quarter: 2Q'00 -3.96%

Please remember that past performance is no guarantee of the results the Mid-Cap Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Mid-Cap Stock Fund compare to general mid-cap market returns?

The following table compares the performance of the Mid-Cap Stock Fund with the performance of the S&P 400 Midcap Index and the Russell Midcap Index, which are measures of the performance of the relevant market. Returns shown for the Mid-Cap Stock Fund are after the deduction of fund management and operating expenses. The S&P 400 Index and Russell Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2000)

                                   One Year         Five Year*       Ten Year*

Mid-Cap Stock Fund                  23.85%              N/A              N/A
S&P 400 Midcap Index                17.51%          20.41%             19.86%
Russell Midcap Index                 8.25%          16.69%             18.28%

*Fund commenced operations on May 1, 1999.

                                             This page intentionally left blank.

                              EMERGING GROWTH FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Emerging Growth Fund seeks long-term capital appreciation.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a very long investment time horizon

o are willing to accept significantly greater risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are seeking exposure to smaller companies as part of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gain or

o    are uncomfortable with an investment whose value may vary substantially.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of fast-growing companies, including those of smaller capitalization companies, it will typically experience greater volatility over time than the Capital Appreciation Fund.
Securities of smaller capitalization companies experience greater price volatility than securities of larger capitalization companies because growth prospects for smaller companies are less certain and the market for such securities is smaller. Securities of smaller capitalization companies are often thinly traded and holders may have to sell such securities at a discount from current market prices or in small lots over an extended period of time. In addition, such securities are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of smaller capitalization companies are often greater than those of more widely traded securities and securities of smaller capitalization companies are often difficult to value.


Many emerging growth companies do not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.



PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Emerging Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. The funds seeks securities of emerging growth companies, which are companies that are either:

o major enterprises whose rates of earnings growth are anticipated to accelerate because of changes such as new management, new products, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o relatively small or early in their life cycle, but have the potential to become much larger enterprises.

How does this fund pursue its objective?


The Fund seeks emerging growth companies of any size if they have products, proprietary technologies, management, or market opportunities that can support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. Nonetheless, most such companies are small and have securities with smaller market capitalization.


The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25 % of its assets in foreign securities, including emerging market securities.


Note: The Emerging Growth Fund does not have a calendar year of investment performance, so there is not a bar chart showing the fund returns from year to year. Once the Fund has at least one calendar year of performance it will be shown along with the performance of the S&P 500 Large Cap Index and the Russell 2000 Index, which are measures of the performance of the relevant market. The following table shows the historical performance of these indexes.

             Average Annual Total Returns (As of December 31, 2000)

                                     One Year      Five Year        Ten Year

S&P 500 Large Cap Index              -9.10%         18.33%           17.46%
Russell 2000 Index                   -3.02%         10.31%           15.53%

                            INTERNATIONAL STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The International Stock Fund seeks long-term capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to investments in securities markets that can be less accessible to individual investors in the U.S.

o    are willing to accept high risk in pursuit of higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking an investment based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.

PRINCIPAL RISKS
What are the main risks of investing in this fund?


As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the adviser will cause the fund to underperform other funds having a similar objective.


Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.
o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.
o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.
o    Potential political instability.
o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.

How does this fund pursue its objective?

Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European depository receipts ("EDRs") and Global depository receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund always holds securities of issuers located in at least three countries other than the U.S.


Approximately   two-thirds  (66.67%)  of  the  fund's  assets  are  invested  in relatively  large  capitalization  stocks of  issuers  located or  operating  in developed countries. Such securities are issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Index.


Currently, the fund's remaining assets are invested in small capitalization stocks and stocks principally traded in emerging markets or of issuers located in or having substantial business operations in emerging economies. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. In selecting both small capitalization stocks and emerging market stocks, the subadviser seeks securities that are undervalued in the markets in which the securities principally trade based on its analysis of the issuer's future prospects. Such an analysis includes both quantitative (screening for specific financial characteristics) and qualitative (evaluation of the management capabilities and business prospects of the issuer) elements.


Note: The International Stock Fund does not have a calendar year of investment performance, so there is not a bar chart showing the fund returns from year to year. Once the Fund has at least one calendar year of performance it will be shown along with the performance of the MSCI EAFE Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

             Average Annual Total Returns (As of December 31, 2000)

                                     One Year      Five Year        Ten Year

MSCI EAFE Index                      -13.96%         7.42%            8.56%

                             GLOBAL SECURITIES FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Global Securities Fund seeks capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to markets that can be less accessible to individual investors in the U.S.

o    are willing to accept high risk in pursuit of higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking investments based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.


PRINCIPAL RISKS
What are the main risks of investing in this fund?


As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the advisor will cause the fund to underperform other funds having a similar objective.


Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.
o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.
o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.
o    Potential political instability.
o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.

To the extent the fund invests in U.S. common stocks, it is subject to the risks described in fund pages for the Growth and Income, Capital Appreciation and Emerging Growth Funds.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Fund invests mainly in foreign equity securities and equity securities of companies in the U.S. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund normally will invest in at least three countries (one of which may be the United States). The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

In selecting securities for the Fund, the adviser looks primarily for foreign and U.S. companies with high growth potential. The adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The adviser  considers  overall and  relative  economic  conditions  in U.S. and
foreign  markets,  and  seeks  broad  portfolio   diversification  in  different
countries to help moderate the special risks of foreign investing.


Note: The Global Securities Fund does not have a calendar year of investment performance, so there is not a bar chart showing the fund returns from year to year. Once the Fund has at least one calendar year of performance it will be shown along with the performance of the MSCI World Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

             Average Annual Total Returns (As of December 31, 2000)

                                     One Year       Five Year        Ten Year

MSCI World Index                      -12.92%        12.53%            12.44%

                                 RISK VS. RETURN

The risk/return curve below demonstrates that, in general for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gain also increases.

 "Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gain" means the expected average annual total return over a relatively long time period, such as 20 years.


GRAPHIC: This graphic shows where each of the funds in the Ultra Series Fund, in addition to other types of investments, fall on a curve that depicts the risk taken for the gain potential. The x-axis is labelled "Long Term Potential for Gains"; the y-axis is labelled "Short Term Risk (Volatility of Returns)."

This curve is not intended to indicate future volatility or performance. It is merely intended to demonstrate the relationship between the ongoing short-term risk and the long-term potential portfolio gain of each Ultra Series Fund relative to other funds and types of investments.


Although each fund expects to pursue its investment objective using its principal investment strategies regardless of market conditions, each fund may invest up to 100% of its assets in money market securities as a defensive tactic in abnormal market conditions.


The preceding fund pages provide descriptions of the general investment strategies and what we believe to be the principal risks of each of the funds. The fund pages do not contain an exhaustive description of all the risks and investment strategies of the funds. Please read each of the fund pages to gain a basic understanding of the funds. For a more detailed description, including non-principal risks, investment strategies, and investment restrictions, please consult the SAI. Also, if there are terms or concepts you do not fully understand, please consult the SAI, other reference material or your registered representative before investing.

               ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES


                               FOREIGN SECURITIES

As indicated in the earlier pages, several of the funds may invest in foreign equity and debt securities. Foreign securities are securities that are issued by companies organized outside the U.S. or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.
o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.
o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
o    Less stringent securities regulations than those of the U.S.
o    Potential political instability.
o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Some of the investments will be stocks or bonds of relatively large issuers located or operating in developed countries. Such securities are those generally representative of the companies comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Stock Index.

                           SMALL CAPITALIZATION STOCKS


Certain funds may also invest in small capitalization stocks and stocks or bonds principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The downside of investing in smaller companies is that such investments entail a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their securities prices may fluctuate more over the short-term, but they have more potential to grow. The emerging economies in which the funds may invest are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

                                   THE SHARES

                                      OFFER


Currently, each series of shares is divided into two classes - Class C and Class
Z. Class C and Class Z are identical except that Class C shares bear a distribution fee pursuant to a distribution plan, adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). Both Classes are sold in a continuous offering. This prospectus offers the Class Z shares.


The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group and to qualified pension and retirement plans of CUNA Mutual Group.

The Ultra Series Fund offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The fund does not offer its shares directly to the general public.

Investments in the Ultra Series Fund by separate accounts of insurance companies are made through either variable annuity or variable life insurance contracts, together commonly known as variable contracts. Each separate account contains a subaccount that corresponds to a portfolio in the Ultra Series Fund.


     Ultra Series Fund                     Separate Account
     Money Market Fund                     Money Market Subaccount
     Bond Fund                             Bond Subaccount
     Balanced Fund                         Balanced Subaccount
     High Income Fund                      High Income Subaccount
     Growth and Income Stock Fund          Growth and Income Stock Subaccount
     Capital Appreciation Stock Fund       Capital Appreciation Stock Subaccount
     Mid-Cap Stock Fund                    Mid-Cap Stock Subaccount
     Emerging Growth Fund                  Emerging Growth Subaccount
     International Stock Fund              International Stock Subaccount
     Global Securities Fund                Global Securities Subaccount

                             PURCHASE AND REDEMPTION

On each day that a Fund's net asset value is calculated, the Ultra Series Fund processes any orders to purchase or redeem shares. Purchase and redemption orders are processed at each fund's net asset value calculated on the day the order is received, although orders may be executed the next morning. Shares are purchased and redeemed at net asset value without the deduction of sales or redemption charges.


For a more detailed description of the procedures for allocating value in a sub-account to a portfolio of the Ultra Series Fund, owners of individual variable contracts should refer to the separate prospectus for their contracts; and participants in qualified pension or retirement plans should refer to their plan documents.

                                    DIVIDENDS


Dividends of the various funds in the Ultra Series Fund are distributed to each Fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable Ultra Series Fund shares.


Dividends from the Money Market Fund are declared and reinvested daily in full and fractional shares of the Money Market Fund.


Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, High Income, International Stock and Global Securities Funds are declared and reinvested quarterly in full and fractional shares. Dividends of capital gains from these are declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under Securities and Exchange Commission ("SEC") rules.


The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

                             PRICING OF FUND SHARES

The funds' shares are sold and redeemed at the shares' net asset value without sales or redemption charges. Net asset value is computed by adding the total current values of each fund's assets, subtracting all liabilities and dividing by the number of outstanding shares. On each day that net asset value is calculated, the calculation occurs at the earlier of 3:00 p.m. Central Standard Time or the close of regular trading on the New York Stock Exchange.

Net asset values are calculated on any day the New York Stock Exchange is open for business. To the extent the funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares.

The funds' shares will be purchased and redeemed at their net asset value. Generally, the assets of each fund are valued using market quotations and independent pricing services. If these are not available, the value of the assets of the funds will be based on their "fair value" as determined in accordance with procedures adopted by the Board of Trustees. The assets of the Money Market Fund and other short-term investments having maturities of 60 days or less will be valued at amortized cost. More information about the calculation of net asset value is in the SAI.

                                      TAXES

For federal income tax purposes, each Fund will be treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.


The Shareholders of the Funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectus for such contract.


For more information about the tax status of the Funds, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND

                              PORTFOLIO MANAGEMENT

The investment adviser for the Ultra Series Fund is:

                         MEMBERS Capital Advisors, Inc.
                             5910 Mineral Point Road
                             Madison, WI 53701-0391


MEMBERS Capital Advisors (formerly known as CIMCO Inc.) was established on July 6, 1982. It provides investment management for the investment portfolios of CUNA Mutual Group, its "permanent affiliate" CUNA Mutual Life Insurance Company, their subsidiaries and affiliates, and MEMBERS Mutual Funds. MEMBERS Capital Advisors has over $8 billion of assets under management as of December 31, 2000.

MEMBERS Capital Advisors employs a team approach in the management of all the funds. The Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock and Mid-Cap Stock Funds are each managed by teams of portfolio managers employed by MEMBERS Capital Advisors.

MEMBERS Capital Advisors manages the assets of the High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Funds (and may in the future manage other funds) using a "manager of managers" approach under which MEMBERS Capital Advisors may manage some or all of the fund's assets and may allocate some or all of the fund's assets among one or more "specialist" subadvisers. MEMBERS Capital Advisors monitors the performance of each subadviser to the extent that it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers, or recommends to the Ultra Series Fund board that a fund employ or terminate particular subadvisers.


MEMBERS Capital Advisors selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and MEMBERS Capital Advisors does not expect frequent changes in subadvisers.

MEMBERS Capital Advisors received an order of the SEC that permits the Ultra Series Fund board to employ particular subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an "information statement" within 90 days of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.

MEMBERS Capital Advisors has engaged Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts, 02109 as subadviser for the small-cap portion of the assets within Mid-Cap Stock Fund. Wellington Management became the subadviser on May 1, 2000. Wellington Management is a limited liability partnership which traces its origins to 1928. Wellington Management provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $274 billion in assets under management as of December 31, 2000.

Stephen T. O'Brien, CFA is the Portfolio Manager from Wellington Management primarily responsible for the Mid-Cap Stock Fund. Mr. O'Brien joined Wellington Management in 1983 and has over 29 years of investment experience.

MEMBERS Capital Advisors has engaged Massachusetts Financial Services ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116-3741 as subadviser for the Emerging Growth and High Income Funds. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $147 billion in assets under management as of December 31, 2000.

MEMBERS Capital Advisors has engaged Lazard Asset Management ("Lazard"), a division of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10112-6300 as sub-adviser for the International Stock Fund. Lazard and its affiliates provide investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $71 billion in assets under management as of December 31, 2000.

MEMBERS Capital Advisors has engaged Oppenheimer Funds, Inc. ("Oppenheimer"), Two World Trade Center, 34th Floor, New York, New York 10048-0203 as sub-adviser for the Global Securities Fund. Oppenheimer provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $125 billion in assets under management as of December 31, 2000.


In addition to providing portfolio management services, MEMBERS Capital Advisors also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting, and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

As payment for its services as the investment adviser, MEMBERS Capital Advisors receives a management fee based upon the assets of each fund. The management fee paid to MEMBERS Capital Advisors is computed and accrued daily and paid monthly, as indicated in the Expenses section.

                                    INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact:

                          CUNA Brokerage Services, Inc.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500
                                 (319) 352-4090


                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the SAI or annual report, which are available upon request.

                                MONEY MARKET FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.06              0.05             0.05              0.05             0.05
                                          --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.06)            (0.05)           (0.05)            (0.05)           (0.05)
                                          --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     5.86%             4.69%            5.00%             5.01%             4.72%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $93,359           $82,646          $56,416           $41,170           $21,011

Ratio of Expenses to Average Net Assets**         0.46%             0.45%            0.45%             0.50%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                      5.88%             4.72%            4.99%             5.05%             4.74%

====================================================================================================================================

For the Money Market Fund, the "seven-day current" yield for the seven days ended December 31, 2000, was 5.78% (unaudited) and the "effective" yield for that period was 5.94% (unaudited).

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51% and 0.67% for 1997 and 1996, respectively.

 ***Based on average shares outstanding during year.

                                    BOND FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $10.05            $10.57           $10.54            $10.33           $10.63
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.71              0.62             0.63              0.54             0.65

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.08             (0.54)            0.02              0.20            (0.28)
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 0.79              0.08             0.65              0.74             0.37
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.69)            (0.60)           (0.62)            (0.51)           (0.64)

   Distributions from Realized Capital Gains        --              (0.00)           (0.00)            (0.02)           (0.03)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.69)            (0.60)           (0.62)            (0.53)           (0.67)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.15            $10.05           $10.57            $10.54           $10.33
====================================================================================================================================

Total Return*                                     8.11%             0.73%            6.18%             7.45%             2.86%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $299,650          $250,485         $228,281          $188,840           $26,572

Ratio of Expenses to Average Net Assets**          0.55%             0.55%             0.55%            0.56%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       6.98%             5.92%             5.94%            6.50%             6.25%

Portfolio Turnover Rate****                      462.98%           713.52%           142.98%           30.71%            25.67%
====================================================================================================================================

       *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

     **During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57% and 0.67% for 1997 and 1996, respectively.

   ***Based on average shares outstanding during year.

 ****The turnover ratio peaked in 1999 as management saw a greater than usual number of opportunities to move from over-valued to under-valued sectors and issuers. Fewer such opportunities presented themselves in 2000, and management has lessened the role of such trading in the management of the portfolio. The turnover ratio is expected to decline further in 2001.

                                  BALANCED FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $20.44            $18.74           $17.02            $15.29           $14.63
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.68              0.56             0.57              0.62             0.58

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.11              2.14             1.72              1.93             0.98
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 0.79              2.70             2.29              2.55             1.56
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.67)            (0.53)           (0.57)            (0.63)           (0.58)

   Distributions from Realized Capital Gains      (0.11)            (0.47)           (0.00)            (0.19)           (0.32)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.78)            (1.00)           (0.57)            (0.82)           (0.90)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $20.45            $20.44           $18.74            $17.02           $15.29
====================================================================================================================================

Total Return*                                     3.86%            14.49%           13.40%            16.87%            10.79%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $668,364          $603,136         $449,992          $309,804          $194,725

Ratio of Expenses to Average Net Assets**          0.70%             0.70%            0.70%             0.68%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       3.27%             2.83%            3.20%             3.81%            3.91%

Portfolio Turnover Rate****                      193.97%           269.00%           78.71%            21.15%           33.48%

====================================================================================================================================

       *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

     **During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69% and 0.65% for 1997 and 1996, respectively.

   ***Based on average shares outstanding during year.

 ****Turnover in the stock portion of the portfolio has been relatively constant in recent years in the range of 15% to 25%. The turnover ratio in the bond portion of the portfolio peaked in 1999 as management saw a greater than usual number of opportunities to move from over-valued to under-valued sectors and issuers. Fewer such opportunities presented themselves in 2000, and management has lessened the role of such trading in the management of the portfolio. The turnover ratio is expected to decline further in 2001.

                          GROWTH AND INCOME STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $33.58            $30.56           $27.20            $21.32           $18.20
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.33              0.34             0.34              0.31             0.34

   Net Realized and Unrealized Gain (Loss)
   on Investments                                 (0.05)             5.12             4.52              6.36             3.93
                                                 ------            ------           ------            ------            ------

Total from Investment Operations                   0.28              5.46             4.86              6.67             4.27
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.33)            (0.32)           (0.34)            (0.32)           (0.34)

   Distributions from Realized Capital Gains      (0.12)            (2.12)           (1.16)            (0.47)           (0.81)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.45)            (2.44)           (1.50)            (0.79)           (1.15)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $33.41            $33.58           $30.56            $27.20           $21.32
====================================================================================================================================

Total Return*                                     0.82%            17.95%           17.92%            31.42%            22.02%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)     $1,166,634        $1,098,330         $833,174          $590,135          $232,841

Ratio of Expenses to Average Net Assets**          0.60%             0.60%            0.60%             0.61%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       0.98%             0.99%            1.17%             1.39%            1.78%

Portfolio Turnover Rate                           21.08%            20.13%           17.69%            20.39%           40.55%

====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61% and 0.65% for 1997 and 1996, respectively.

***Based on average shares outstanding during year.

                         CAPITAL APPRECIATION STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $25.59            $22.19           $18.85            $14.60           $12.51
                                                 ------            ------           ------            ------            ------
  Income from Investment Operations

   Net Investment Income***                        0.02              0.02             0.06              0.07             0.13

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 1.08              5.55             3.87              4.52             2.55
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 1.10              5.57             3.93              4.59             2.68
                                          --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)            (0.02)           (0.06)            (0.07)           (0.13)

   Distributions from Realized Capital Gains      (0.28)            (2.15)           (0.53)            (0.27)           (0.46)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.30)            (2.17)           (0.59)            (0.34)           (0.59)
                                          --------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $26.39            $25.59           $22.19            $18.85            $14.60
====================================================================================================================================

Total Return*                                     4.28%            25.19%           20.90%            31.57%            21.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $924,899          $839,134         $630,373          $456,194           $98,674

Ratio of Expenses to Average Net Assets**          0.80%             0.80%            0.80%             0.82%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       0.08%             0.10%            0.31%             0.70%            0.96%

Portfolio Turnover Rate                           26.77%            38.38%           18.67%            17.06%           49.77%

====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83% and 0.66% for 1997 and 1996, respectively.

***Based on average shares outstanding during year.

                               MID-CAP STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000              19991
Net Asset Value, Beginning of Period             $11.15            $10.00
                                                 ------            ------

  Income from Investment Operations

   Net Investment Income****                       0.03              0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.62              1.34
                                                 ------            ------

  Total from Investment Operations                 2.65              1.37
                                            --------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)           (0.02)

   Distributions from Realized Capital Gains      (0.01)           (0.20)
                                                 ------            ------

  Total Distributions                             (0.03)           (0.22)
                                            --------------------------------

Net Asset Value, End of Period                   $13.77            $11.15
==============================================================================

Total Return*                                    23.85%            13.68%**
==============================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $64,737           $26,479

Ratio of Expenses to Average Net Assets           1.01%             1.00%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.24%             0.39%***

Portfolio Turnover Rate                          51.27%            35.55%

==============================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

1Commenced operations May 1, 1999.

                              EMERGING GROWTH FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.01

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.96)
                                                 ------

  Total from Investment Operations                (0.95)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.01)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.01)
                                             --------------

Net Asset Value, End of Period                    $9.04
===========================================================

Total Return*                                    (9.52%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $9,897

Ratio of Expenses to Average Net Assets           0.91%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.52%***

Portfolio Turnover Rate                          46.57%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

                                HIGH INCOME FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.14

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.14)
                                                 ------

  Total from Investment Operations                 0.00
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.14)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.14)
                                             --------------

Net Asset Value, End of Period                    $9.86
===========================================================

Total Return*                                    (0.03%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $10,373

Ratio of Expenses to Average Net Assets           0.81%***

Ratio of Net Investment Income to Average
  Net Assets                                      8.48%***

Portfolio Turnover Rate                           6.78%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

                            INTERNATIONAL STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.01

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.27)
                                                 ------

  Total from Investment Operations                (0.26)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.01)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.01)
                                             --------------

Net Asset Value, End of Period                    $9.73
===========================================================

Total Return*                                    (2.58%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $19,828

Ratio of Expenses to Average Net Assets           1.26%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.54%***

Portfolio Turnover Rate                           3.33%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

                             GLOBAL SECURITIES FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   20002

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.04)
                                                 ------

  Total from Investment Operations                (0.01)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.03)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.03)
                                             --------------

Net Asset Value, End of Period                    $9.96
===========================================================

Total Return*                                    (0.17%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $10,116

Ratio of Expenses to Average Net Assets           1.01%***

Ratio of Net Investment Income to Average
  Net Assets                                      1.57%***

Portfolio Turnover Rate                           3.18%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

The following documents contain more information about the funds and are available free upon request:


Statement  of  Additional   Information  (SAI).  The  SAI  contains   additional
information about all aspects of the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.


Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents, ask questions about your account, or request further information about the funds either by contacting your broker or by contacting the funds at:

                                Ultra Series Fund
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500


Public Information. You can review and copy information about the funds, including the SAI, at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the SEC at 1-800-SEC-0330. Reports and other information about the funds also are available on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


The Funds are available to the public only through the purchase of:

     (1) Class Z Shares by certain individual variable life insurance contracts or variable annuity contracts;

     (2) Class Z Shares by certain group variable annuity contracts for qualified pension and retirement plans; or

     (3)  Class C Shares directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.



                                            Investment Company File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 HERITAGE WAY
                               WAVERLY, IOWA 50677
                                 (319) 352-4090


This is not a prospectus. This statement of additional information should be read in conjunction with the Ultra Series Fund prospectus dated May 1, 2001 which is incorporated by reference.


The prospectus contains information that an investor should know before investing. For a copy of the most recent prospectus, call or write CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (319) 352-4090, (800) 798-5500.


                                   MAY 1, 2001

TABLE OF CONTENTS                                                        PAGE

General Information.........................................................1

Investment Practices........................................................1
         Lending Portfolio Securities.......................................1
         Restricted Securities..............................................2
         ForeignTransactions................................................2
         Put and Call Options...............................................9
         Financial Futures and Related Options.............................10
         Stock Index Futures and Related Options...........................11
         Bond Fund Practices...............................................12
         Lower-Rated Corporate Debt Securities.............................13
         Other Debt Securities.............................................14
         Foreign Government Securities.....................................15
         Convertible Securities............................................16
         Repurchase Agreements.............................................16
         Reverse Repurchase Agreements.....................................17
         U.S. Government Securities........................................17
         Mortgage-Backed and Asset-Backed Securities.......................18
         Other Securities Related to Mortgages.............................19
         Forward Commitment and When-Issued Securities.....................22

Investment Limitations.....................................................22

Portfolio Turnover.........................................................24

Management of the Fund.....................................................25
         Officers and Trustees.............................................25
         Trustees Compensation.............................................27
         Substantial Shareholders..........................................27
         Beneficial Owners.................................................27
         Code of Ethics....................................................27

The Investment Adviser.....................................................28


Management Agreements with Subadvisers.....................................30
         The Subadviser for the High Income Fund...........................30
         The Subadviser for the Mid-Cap Stock Fund.........................30
         The Subadviser for the Emerging Growth Fund.......................31
         The Subadviser for the International Stock Fund...................31
         The Subadviser for the Global Securities Fund.....................31

Expenses of the Fund.......................................................32


Distribution Plan and Agreement............................................32

Transfer Agent.............................................................33

Custodian..................................................................33

Independent Accountants....................................................33

Brokerage..................................................................33


Shares of the Trust........................................................35
         Shares of Beneficial Interest.....................................35
         Limitation of Trustee and Officer Liability.......................35
         Limitation of Interseries Liability...............................36

Voting Rights..............................................................36

Conflicts of Interest......................................................36


Net Asset Value of Shares..................................................37
         Money Market Fund.................................................37
         Bond, Balanced, High Income, Growth and Income Stock,
          Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth,
          International Stock, and Global Securities Funds.................38


Dividends, Distributions and Taxes.........................................39
         Dividends and Distributions.......................................39
         Federal Tax Status of the Funds...................................39
         Investor Taxation.................................................43

How Securities are Sold....................................................43

Calculation of Yields and Total Returns....................................43
         Money Market Fund Yields..........................................45
         Other Fund Yields.................................................45
         Average Annual Total Returns......................................46
         Other Total Returns...............................................47

Financial Statements.......................................................47

                               GENERAL INFORMATION

The Ultra Series Fund is an investment company consisting of ten separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective. Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The ten Funds are Money Market, Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts's law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.

                              INVESTMENT PRACTICES

The Ultra Series Fund is a diversified open-end management investment company consisting of ten investment portfolios or funds, each with its own investment objective and policies. The Ultra Series Fund Prospectus describes the investment objective and policies of each of the ten Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in options, financial futures, stock index futures and related options. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds (as described below), no Fund has a current intention of employing these practices in the foreseeable future.

If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high-grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or securities as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser or SubAdviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser or SubAdviser, the consideration to be earned from such loans would justify the risk.

Restricted Securities

Each Fund, except the Money Market, High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, may invest up to 10% of its net assets in restricted securities. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest up to 15% of the Fund's net assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.

Foreign Transactions

Foreign Securities. All Funds may invest in foreign securities. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, no Fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the Growth and Income Stock, and Capital Appreciation Stock Funds may invest up to 25% of assets, and the Balanced Fund may invest up to 15% of assets in American Depository Receipts and foreign securities. The High Income, Mid-Cap Stock, and Emerging Growth, may invest up to 25% of the Fund's total assets in foreign securities and has no limitations on ADRs.

The International Stock and Global Securities Funds may invest up to 100% of the Fund's total assets in foreign securities.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign current ("non-dollar securities").

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each of the funds may invest in ADRs, and each of the funds other than the Money Market Fund may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. The Emerging Growth, High Income, International Stock and Global Securities Funds may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund's investments in those countries and the available to the fund of additional investments in those countries.


The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the High Income, Emerging Growth, International Stock and Global Securities Funds' investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and these funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


A fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, MEMBERS Capital Advisors, Inc. (formerly known as CIMCO Inc.) or its affiliates, a subadviser and its affiliates, and each person's respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.


Foreign Currency Transactions Generally. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global
Securities Funds may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.

An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these two funds may invest in securities quoted or denominated in other currency "baskets."


Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund's NAV to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund's total assets, adjusted to reflect the fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund's Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The funds will incur costs in connection with conversions between various currencies.


Forward Foreign Currency Exchange Contracts. The Emerging Growth, High Income, Mid-Cap Stock, International Stock and Global Securities Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. In addition, these two funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund's Investment Adviser determines that there is a pattern of correlation between the two currencies.


These three funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund's Investment Adviser.

Options on Foreign Currencies. The High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Funds may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund's Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Stock Index Futures and Related Options" above for a discussion of the liquidity risks associated with options transactions.


Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to see the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


The High Income Fund, Emerging Growth Fund, International Stock and Global Securities Fund may each purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the fund.


The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Interest Rate Swaps, Currency Swaps and Interest Rate Caps, Floors and Collars. The High Income, International Stock and Global Securities Fund may each enter into interest rate and currency swaps for hedging purposes and to seek to increase total return. The High Income Fund may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The High Income Fund typically uses interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the High Income Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by the funds with another party of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, these three funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.

The High Income Fund only enters into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund's obligations over its entitlements with respect to swap transactions. Neither fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund's Investment Adviser.

The use of interest rate and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the fund's Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the High Income Fund, International Stock or Global Securities Fund would be less favorable than it would have been if this investment technique were not used.

Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, neither fund's Investment Adviser believe that swaps constitute senior securities as defined in the Act and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. An amount of cash or liquid, high grade debt securities having an aggregate net asset value at least equal to the entire amount of the payment stream payable by the fund will be maintained in a sewed account by the fund's custodian. A fund will not enter into any interest rate swap (including caps, floors and collars) or currency swap unless the credit quality of the unsecured senior debt or the claim paying ability of the other party thereto is considered to be investment grade by the fund's Investment Adviser. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the Commission takes the position that currency swaps are illiquid investments subject to these funds' 15% limitation on such investments.

Put and Call Options

All Funds, except the Money Market Fund, may engage in the purchase, sale and covered writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.

Financial Futures and Related Options


The Balanced, Bond and Emerging Growth Funds may engage in transactions in financial futures contracts or related options (the High Income Fund may invest in futures but not options), but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.


Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options

The Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices

The Bond, High Income and Balanced Funds (collectively, the "Bond Funds") invest a significant portion of their assets in debt securities. As stated in the prospectus, the Bond Fund and Balanced Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the prospectus, management will retain that instrument only if management believes it is in the best interest of the fund. Management does not currently intend to invest more than ten percent (10%) of the total assets of either the Bond Fund or Balanced Fund in corporate debt securities which are not in the four highest ratings by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") ("non-investment grade" or "junk" securities), but, on occasion, each fund may do so. The High Income Fund may invest all of its assets in non-investment grade securities.

All three Bond Funds may also invest in debt options, interest rate future contracts, and options on interest rate futures contracts, and may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The Bond Fund and Balanced Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade. The High Income Fund may invest in any non-U.S. futures and options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no Bond Fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.

Lower-Rated Corporate Debt Securities

As described in the prospectus, each fund, other than the Money Market Fund, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's net asset value to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities do. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's net asset value.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers, increasing the risks of loss of income and principal versus higher-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Other Debt Securities

Custody Receipts. All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation Bonds. The High Income and Emerging Growth Funds may invest in zero coupon bonds as well as in deferred interest, pay-in-kind and capital appreciation bonds. Zero coupon, deferred interest, pay-in-kind and capital appreciation bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until matured.
Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the High Income Fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on their investment. In addition, the fund's investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's terms to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations.

Structured Securities. The High Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Foreign Government Securities

All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn the fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities

The Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the funds may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.

Repurchase Agreements


Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks or credit unions which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the institutions involved.

U.S. Government Securities

All of the  funds may  purchase  U.S.  Government  Securities.  U.S.  Government
Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

All of the funds may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities


The Bond, Balanced, High Income, Growth and Income Stock, and Emerging Growth Funds may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in fixed or variable rate asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the Trust, or other credit enhancements may be present.


Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Other Securities Related to Mortgages

Mortgage Pass-Through Securities. The Bond, Balanced and High Income Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issue or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-through securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities.

Interests in pools or mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the Government National Mortgage Association ("GNMA"), are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran's Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCS") which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The High Income Fund may also buy mortgage-related securities without insurance or guarantees.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Bond, Balanced and High Income Funds may invest a portion of their assets in collateralized mortgage obligations or "CMOs", which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The Bond, Balanced and High Income Funds may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").

In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranch", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.

The Bond, Balanced and High Income Funds may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities. The High Income Fund may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an "IO" (the right to receive all of the interest) while the other class will receive a "PO" (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the High Income Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

Mortgage Dollar Rolls. The High Income Fund may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the Funds within the Ultra Series Fund may:

     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, a Fund will not make additional investments while it has borrowings outstanding.

     2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.

     4. Purchase or sell commodities, commodity contracts (except financial futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.) The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest in securities related to oil, gas, or other mineral development or exploration programs.

     5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     6. Invest in securities of a company for the purpose of exercising control or management.

     7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

     8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.

     10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.

     11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest up to fifteen percent (15%) of the value of the Fund's net assets in illiquid assets.

     12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.

     13. Invest in foreign securities (ADRs are not considered foreign securities) in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, and Emerging Growth Funds may invest up to twenty-five percent (25%) of the value of the Fund's total assets in foreign securities. The International Stock and Global Securities Funds may invest up to 100% of the value of the Fund's total assets in foreign securities.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not adversely affect Net Asset Value or net investment income.

The Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that high portfolio turnover will be required in the stock funds and stock portion of the Balanced Fund and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate in the stock funds will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). In the Bond Fund and the bond portion of the Balanced Fund, management employs active trading techniques which may result in portfolio turnover rates of 500% or higher. Such active trading increased the funds' transaction costs but is intended to more than compensate for such increased costs by capitalizing on temporary mispricing of securities in the bond market due to imbalances in supply and demand or changing perceptions of an issuer's credit quality or prospects.

                             MANAGEMENT OF THE FUND

Ultra Series Fund is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds.


The board, from time to time, may include individuals who may be deemed, under the Act, to be affiliated persons of MEMBERS Capital Advisors, the funds' adviser. At all times, however, the majority of board members will not be affiliated with MEMBERS Capital Advisors or the funds.


The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act.

Officers and Trustees
Name and Address                   Fund Position(s)           Principal Occupation(s)
                                                               For the Past 5 Years



Michael S.  Daubs*                 President,                 MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road            1983 - Present             President, 1982 - Present
Madison, WI 53705                  Trustee,                   CUNA Mutual Life Insurance Company
Age - 57                           1997 - Present             Chief Investment Officer, 1973 - Present
                                                              CUNA Mutual Insurance Society
                                                              Chief Investment Officer, 1990 - Present


Lawrence R.  Halverson*            Vice President,            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road            1987 - Present             Senior Vice President, 1996 - Present
Madison, WI  53705                 Secretary,                 Vice President, 1987 - 1996

Age - 55                           1992 - Present             CUNA Brokerage Services, Inc.

                                   Trustee,                   President,  1996 - 1998
                                   1997 - Present

Mary E. Hoffmann*                  Treasurer                  MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road            1999 - Present             Product Operations and Finance Manager
Madison, WI 53705                                             1998 - Present
Age - 31

                                                              CUNA Mutual Insurance Society
                                                              Investment Accounting Supervisor
                                                              1996 - 1998

                                                              McGladrey and Pullen, LLP
                                                              (Madison, Wisconsin)
                                                              Financial Auditor
                                                              1993 - 1996


Thomas J. Merfeld*                 Secretary                  MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road            1999 - Present             Senior Vice President
Madison, WI 53705                                             1994 - Present
Age - 44

Robert M.  Buckingham*             Assistant Secretary        CUNA Mutual Life Insurance Company
2000 Heritage Way                  1993 - Present             Vice President and Valuation Actuary
Waverly, IA 50677                                             1991 - Present

Age - 45


Michael G.  Joneson*               Assistant Secretary        CUNA Mutual Life Insurance Company
2000 Heritage Way                  1992 - Present             Vice President - Controller, Treasurer
Waverly, IA 50677                                             1986 - Present

Age - 54

Gwendolyn M.  Boeke                Trustee                    Evangelical Lutheran Church in America
2000 Heritage Way                  1988 - Present             Area Representative - Iowa
Waverly, IA  50677                                            1990 - Present

Age - 66


Alfred L.  Disrud                  Trustee                    Planned Giving Services
2000 Heritage Way                  1987 - Present             Owner
Waverly, IA  50677                                            1986 - Present

Age - 79


Thomas C.  Watt                    Trustee                    MidAmerican Energy Company
2000 Heritage Way                  1986 - Present             Manager - Business Initiatives
Waverly, IA  50677                                            1997 - Present
Age - 64
                                                              MidAmerican Energy Company
                                                              District Manager
                                                              1995 - 1997

*An interested person within the meaning of the Act.

Trustee Compensation
                            Aggregate Compensation     Total Compensation from
Name, Position                     from Fund(1)      Fund and Fund Complex(1)(2)


Michael S.  Daubs(3)                  None                     None
Lawrence R.  Halverson(3)             None                     None
Gwendolyn M.  Boeke                   $4,000                   $8,000
Alfred L.  Disrud                     $4,000                   $8,000
Thomas C.  Watt                       $4,000                   $8,000
Keith S. Noah(4)                      $1,000                   $2,000

(1) Amounts for the fiscal year ending December 31, 2000.
(2)"Fund Complex" includes the Ultra Series Fund and MEMBERS Mutual Funds.
(3) Non-compensated interested trustee.
(4) Mr. Noah resigned his commission on May 9, 2000.


Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. All Trustees and officers of the Ultra Series Fund also serve as trustees or officers of the MEMBERS Mutual
Funds, an open-end management investment company that is managed by the Investment Adviser.

Substantial Shareholders

CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series

Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 2001, the separate accounts of the Company and certain qualified plans were the only shareholders of the Ultra Series Fund.

Beneficial Owners

As of April 1, 2001, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 2001 no one person had a beneficial interest in the fund exceeding five percent (5%).


Code of Ethics


The Ultra Series Fund, its adviser, MEMBERS Capital Advisors, and its principal underwriter, CUNA Brokerage Services, Inc., have adopted codes of ethics pursuant to Rule 17j-1 under the Act. The codes permit access persons, as that term is defined under Rule 17j-1, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes, however, establish certain procedures and prohibitions on investments in securities for personal accounts. The codes are on public file with, and are available from, the SEC.

                             THE INVESTMENT ADVISER


The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Investment Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is MEMBERS Capital Advisors, Inc. (formerly known as CIMCO Inc.) The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to the Agreement that became effective May 1, 1997, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:


                              Management Fee Table

         Series                           Management Fee
         Money Market                         0.45%
         Bond                                 0.55%
         Balanced                             0.70%
         High Income                          0.75%
         Growth & Income Stock                0.60%
         Capital Appreciation Stock           0.80%
         Mid-Cap Stock                        1.00%
         Emerging Growth                      0.85%
         International Stock                  1.20%
         Global Securities                    0.95%


The total fees paid to the Investment Adviser during the years ended December 31 were as follows:


         1998               $12,547,473

         1999               $17,105,630
         2000               $20,857,068

The Investment Adviser or subadviser (as applicable) makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.


Prior to January 1, 2001, the Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Adviser paid $2,800,753, $3,827,693, and $4,629,315 for those services in 1998, 1999, and 2000, respectively.

The Adviser entered into an Investment Accounting Agreement effective October 28, 2000, with State Street Bank and Trust Company for the performance of investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Adviser paid approximately $2,600 for those services in 2000.


The Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement.

The directors and principal officers of the Investment Adviser are as follows:


Michael S.  Daubs                             Director and President
Kimberly M. Gant                              Assistant Treasurer
Tracy K. Gunderson                            Assistant Secretary
Lawrence R.  Halverson                        Senior Vice President
Joyce A.  Harris                              Director and Chair
James C.  Hickman                             Director
Mary E. Hoffmann                              Treasurer
Michael B.  Kitchen                           Director
Thomas J.  Merfeld                            Senior Vice President & Secretary
George A.  Nelson                             Director and Vice Chair
Jeffrey B.  Pantages                          Senior Vice President
Mark T. Warshauer                             Senior Vice President

CUNA Brokerage Services, Inc., 5910 Mineral Point Road, Madison, WI 53705-4456 is the Fund's principal underwriter.

                     MANAGEMENT AGREEMENTS WITH SUBADVISERS

As described in the prospectus, MEMBERS Capital Advisors manages the assets of the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds using a "manager of managers" approach under which MEMBERS Capital Advisors may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser").

Even though Subadvisers have day-to-day responsibility over the management of a portion of the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, MEMBERS Capital Advisors retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.

MEMBERS Capital Advisors may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds.

The Subadviser for the High Income Fund


As of the date of the prospectus, Massachusetts Financial Services Company ("MFS") is the only subadviser managing the assets of the High Income Fund. For its services to the fund, MFS receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:


                  First $100 million        0.375%
                  Next $150 million         0.35%
                  Next $250 million         0.325%
                  Above $500 million        0.30%


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to MFS in the amount of $6,285 for the fiscal year ending December 31, 2000.


The Subadviser for the Mid-Cap Stock Fund


As of the date of the prospectus, Wellington Management Company, LLP ("Wellington Management") is the only subadviser managing some of the assets of the Mid-Cap Stock Fund. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, equal on an annual basis to 0.060% of net assets managed by Wellington Management. The minimum annual fee shall be $100,000.

Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Wellington Management in the amount of $31,068 for the period of May 1, 2000 through December 31, 2000.

Pursuant to an Investment Sub-Advisory Agreement between MEMBERS Capital Advisors and Heartland Advisors, Inc. ("Heartland") that was terminated on April 30, 2000, MEMBERS Capital Advisors paid a management fee for Heartland's subadvisery services of the Mid-Cap Stock Fund in the amount of $13,480 for the period of January 1, 2000 to April 30, 2000.

The Subadviser for the Emerging Growth Fund


As of the date of the prospectus, MFS is the only subadviser managing the assets of the Emerging Growth Fund. For its services to the fund, MFS receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:


                  First $200 million        0.45%
                  Above $200 million        0.40%


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to MFS in the amount of $7,198 for the fiscal year ending December 31, 2000.


The Subadviser for the International Stock Fund

As of the date of the prospectus, the assets of the International Stock Fund are managed by Lazard Asset Management ("Lazard").


For its services to the fund, Lazard receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, for three separate asset allocation categories, at the following annual rates:


                  EAFE:

                    First $25 million       0.65%
                    Next $25 million        0.55%
                    Above $50 million       0.50%

                  Small-cap                 0.75%


                  Emerging markets          0.75%


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Lazard in the amount of $23,498 for the fiscal year ending December 31, 2000.


The Subadviser for the Global Securities Fund


As of the date of the prospectus, Oppenheimer Funds, Inc. ("Oppenheimer") is the only subadviser managing the assets of the Global Securities Fund. For its services to the fund, Oppenheimer receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:


                  First $50 million         0.50%
                  Next $50 million          0.45%
                  Next $150 million         0.40%
                  Above $250 million        0.35%


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Oppenheimer in the amount of $8,199 for the fiscal year ending December 31, 2000.

                              EXPENSES OF THE FUND

The Money Market, Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in the Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund.

                         DISTRIBUTION PLAN AND AGREEMENT

The Ultra Series fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares or to service Class C shareholders. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares or to service Class C shareholders. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, the Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.


Activities primarily intended to result in the sale of Class C shares or service Class C shareholders include, among other: (a) compensation to employees of CUNA Brokerage Services, Inc.; (b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Ultra Series Fund may, from time to time, deem advisable. CUNA Brokerage Services, Inc. did not incur any expenses in 2000 relating to the sale of Class C shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan became effective May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.

                                 TRANSFER AGENT

CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677, is the transfer agent and dividend disbursing agent for the Fund. As transfer agent, CUNA Mutual maintains the shareholder records and reports. MEMBERS Capital Advisors pays CUNA Mutual Life Insurance Company .15% of the average daily net assets for its transfer agency services and other services described in the Fund Expenses section above.

                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the current custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.

                             INDEPENDENT ACCOUNTANTS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, independent accountants, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund, or the Investment Adviser or Sub-adviser ("Advisers" for purposes of this section), is considered to be in addition to and not in lieu of services required to be performed by the Advisers under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Advisers in connection with other clients of the Advisers. Conversely, research received from placement of brokerage for other accounts may be used by the Advisers in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Advisers, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Advisers' other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1998, Capital Appreciation Stock Fund paid $358,785, Growth and Income Stock Fund paid $372,675, and Balanced Fund paid $117,875 in brokerage fees. There were no brokerage fees paid by Bond or Money Market Fund in 1998. For the year ended December 31, 1999, Capital Appreciation Stock Fund paid $563,777, Growth and Income Stock Fund paid $497,353, Balanced Fund paid $131,328, and the Mid-Cap Stock Fund paid $67,763 in brokerage fees. There were no brokerage fees paid by the Bond or Money Market Fund in 1999. For the year ended December 31, 2000, Capital Appreciation Stock Fund paid $297,276, Growth and Income Stock Fund paid $205,876, Balanced Fund paid $70,354, Mid-Cap Stock Fund paid $32,606, Emerging Growth Fund paid $5,832, High Income Fund paid $190, International Stock Fund paid $22,328, and Global Securities Fund paid $17,247 in brokerage fees. There were no brokerage fees paid by Bond or Money Market Fund in 2000.


The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Advisers in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Advisers have established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


                               SHARES OF THE TRUST


Shares of Beneficial Interest


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the ten funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the fund, designated as Class C and Class Z. Additional classes of shares may be offered in the future.


The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class C or Class Z shares will be borne exclusively by that class; (ii) each of Class C shares and Class Z shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Class C shares or Class Z shares are purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

Limitation of Trustee and Officer Liability


The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectus.


                                  VOTING RIGHTS


Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.


                              CONFLICTS OF INTEREST


Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                            NET ASSET VALUE OF SHARES


Each Fund's net asset value per share (except the Money Market Fund) is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each day when the New York Stock Exchange is open for business. The Money Market Fund's net asset value normally is determined once daily on each day that both the New York Stock Exchange and the Federal Reserve Banks are open for business. The New York Stock Exchange and the Federal Reserve Banks are each scheduled to be open Monday through Friday throughout the year, except for certain federal bank, national or other holidays. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold or redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.


The Net Asset Value of a share issued by the Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.)

Money Market Fund


The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Rule 2a-7requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.

Bond,  Balanced,  High Income,  Growth and Income  Stock,  Capital  Appreciation
Stock,  Mid-Cap  Stock,   Emerging  Growth,   International  Stock,  and  Global
Securities Funds

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

     1.   Securities  (including  restricted   securities)  for  which  complete
          quotations are not readily available, and

     2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

     3.   Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


Dividends and Distributions

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income and realized capital gains as follows:


(i) Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund.

(ii) Dividends of ordinary income from the Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.

(iii) All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.


Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a Fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, a Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year,
(a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     o no more than 55% of a Fund's total assets may be represented by any one investment

     o    no more than 70% by any two investments

     o    no more than 80% by any three investments

     o    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require such a Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and each Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment sub-adviser might otherwise select.

As of December 31, 2000, the following Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.



                                                               Expiration Dates:
          Fund                                   Amount        December 31, 2000
          Bond Fund                            $7,838,884             2007
          Bond Fund                            $7,577,224             2008
          High Income Fund                           $517             2001
          Emerging Growth Fund                   $669,532             2001
          International Stock Fund                $96,532             2001
          Global Securities Fund                  $78,386             2001




If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

                             HOW SECURITIES ARE SOLD

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through CUNA Brokerage Services, Inc. ("the distributor"), pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of the distributor is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders. CUNA Brokerage has not received underwriting commissions from the Ultra Series Fund for any of the last three fiscal years.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this SAI.

Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 3, 5, and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.

The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market and Bond Funds. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the fund refers to the income generated by an investment in the fund over the stated period. This income is then annualized, that is, the amount of income generated by the investment during that period is assumed to be generated over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

The volatility of each fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a statistically fitted (average) trendline of the actual returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

Current Yield = [(NCS - ES)/UV) X (365/7)] x 100

Where:

     NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES= per share expenses attributable to the hypothetical account for the seven-day period.

     UV= the share value at the close of business on the day prior to the first day of the seven-day period.

Effective yield = [(1 + ((NCS-ES)/UV)) 365/7 - 1] x 100

Where:

     NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES = per share expenses attributable to the hypothetical account for the seven-day period.

     UV = the share value at the close of business on the day prior to the first day of the seven-day period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

Yield = [2 X (((NI - ES)/(U X UV)) + 1)6 - 1)] x 100

Where:

     NI = net income of the Fund for the 30-day or one-month period attributable to the Fund's shares.

     ES   = expenses of the Fund for the 30-day or one-month period.

     U    = the average number of shares outstanding.

     UV = the share value at the close of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 3, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

TR   = [((ERV/P)1/N) - 1] x 100

Where:

     TR   = the average annual total return net of any Fund recurring charges.

     ERV = the ending redeemable value of the hypothetical account at the end of the period.

     P=   a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR  = [(ERV/P) - 1] x 100

Where:

     CTR= The cumulative total return net of any Fund recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P=   A hypothetical single payment of $1,000.

                              FINANCIAL STATEMENTS

Data from the most recent annual report begins on the next page.

                                MONEY MARKET FUND
                             Schedule of Investments
                                December 31, 2000

                                             % Net    Quality Rating   Annualized       Maturity        Par/Shares
                                            Assets     (Unaudited)*       Yield           Date            Amount            Value

COMMERCIAL PAPER                             77.5%
  American Express Credit Corp.                           A-1/P-1         6.280%        04/25/01       $4,000,000    $  3,923,114
  American General Finance                                A-1/P-1         6.619         03/08/01        4,500,000       4,447,035
  Associate Corp of North America                         A-1/P-1         6.633         03/07/01        4,500,000       4,447,756
  CIT Group Holdings                                      A-1+/P-1        6.698         01/17/01        4,000,000       3,988,409
  Coca-Cola Company                                       A-1/P-1         6.663         01/12/01        4,000,000       3,992,043
  DuPont Ei De Nemours Co                                 A-1+/P-1        6.429         03/28/01        4,600,000       4,531,649
  Ford Motor Credit Company                               A-1/P-1         6.719         01/05/01        4,000,000       3,997,076
  GE Capital Corp.                                        A-1+/P-1        6.769         01/11/01        4,000,000       3,992,722
  General Motors Acceptance Corporation                   A-1/P-1         6.725         01/08/01        4,000,000       3,994,944
  Goldman Sachs Group Inc.                                A-1+/P-1        6.502         05/11/01        3,500,000       3,421,133
  Goldman Sachs Group Inc.                                A-1+/P-1        6.254         05/11/01        1,000,000         978,225
  Household Finance                                       A-1/P-1         6.665         01/23/01        4,000,000       3,983,989
  John Deere Capital Corp.                                A-1/P-1         6.710         01/03/01        4,000,000       3,998,544
  Johnson & Johnson                                       A-1+/P-1        6.471         02/15/01        4,000,000       3,968,400
  McGraw Hill Companies                                   A-1/P-1         6.423         05/16/01        3,500,000       3,419,019
  Merrill Lynch & Co Inc                                  A-1+/P-1        6.747         01/09/01        3,000,000       2,995,660
  Merck & Company                                         A-1+/P-1        6.674         01/30/01        4,500,000       4,476,401
  Motorola Credit Corp.                                   A-1/P-1         6.516         03/20/01        3,500,000       3,452,073
  SBC Communications, Inc.                                A-1+/P-1        6.722         01/26/01        4,400,000       4,379,956
                                                                                                                        ----------
                                                                                                                        72,388,148
                                                                                                                        ----------

U.S. QUASI-GOVERNMENT/
GOVERNMENT SPONSORED                         18.1%
  Federal National Mortgage Association
   Discount Notes                                            6.626         01/25/01        4,000,000       3,982,853
  Federal National Mortgage Association
   Discount Notes                                            6.627         01/04/01        5,000,000       4,997,321
  Federal National Mortgage Association
   Discount Notes                                            6.622         01/18/01        4,000,000       3,987,864
  Federal Farm Credit Discount Notes                         6.596         01/30/01        3,950,000       3,929,636
                                                                                                                        ----------
                                                                                                                        16,897,674
                                                                                                                        ----------

REGISTERED INVESTMENT COMPANY                4.4%
  State Street Prime Money Market                                         6.210                          4,063,330       4,063,330
                                                                                                                        ----------

     TOTAL INVESTMENTS, MONEY MARKET
     FUND                                                                                                              $93,349,152
                                                                                                                        ==========

Values of investment securities are determined as described in Note 2 of the financial statements.

*Moody's/Standard  &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

See accompanying notes to financial statements.

                                    BOND FUND
                             Schedule of Investments
                                December 31, 2000

                                % Net Annualized
                                            Assets                        Yield                           Shares            Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                 1.3%
    State Street Prime Money Market                                       6.210%                        4,023,526      $4,023,526
                                                                                                                        ---------
       TOTAL SHORT-TERM INVESTMENTS
       (COST: $4,023,526)                                                                                               4,023,526
                                                                                                                        ---------
                                                      Quality Rating     Coupon         Maturity            Par
LONG-TERM INVESTMENTS:                                 (Unaudited)*       Rate            Date            Amount
U.S. GOVERNMENT & AGENCY BONDS:              66.6%
GOVERNMENT NOTES                             22.5%
    U.S. Treasury Note                                    AAA             5.875%        11/15/04      $10,000,000      10,260,740
    U.S. Treasury Note                                    AAA            11.125         08/15/03        5,000,000       5,714,650
    U.S. Treasury Note                                    AAA            10.750         08/15/05        3,000,000       3,679,923
    U.S. Treasury Note                                    AAA             6.500         02/15/10       10,000,000      10,944,520
    U.S. Treasury Note                                    AAA             5.750         08/15/10        5,000,000       5,240,235
    U.S. Treasury Note                                    AAA             5.750         08/15/03        3,000,000       3,044,532
    U.S. Treasury Note                                    AAA             5.250         08/15/03        3,000,000       3,007,551
    U.S. Treasury Note                                    AAA             6.875         05/15/06        3,500,000       3,786,836
    U.S. Treasury Note                                    AAA             6.000         08/15/09       10,000,000      10,554,860
    U.S. Treasury Note                                    AAA            10.750         02/15/03       10,000,000      11,092,970
                                                                                                                       ----------
                                                                                                                       67,326,817
                                                                                                                       ----------

GOVERNMENT AGENCIES                          44.1%
    Federal Home Loan Mortgage Corp.
     Gold Pool C01005                                     AAA             8.000         06/01/30        9,648,232       9,880,754
    Federal Home Loan Bank Note-CPI Floating Rate         AAA             7.668         02/20/07        2,750,000       2,593,140
    Federal Home Loan Mortgage Corp.
     Series 2248 Class D                                  AAA             7.500         08/15/21        2,000,000       2,010,136
    Federal Home Loan Mortgage Corp.
     Series 1870 Class VC                                 AAA             6.500         07/15/09        3,500,000       3,487,284
    Federal National Mortgage Assn.
     Conventional Loan Pool 541215                        AAA             7.500         06/01/30        3,951,004       4,006,279
    Federal National Mortgage Assn.
     Conventional Loan Pool 253356                        AAA             8.000         06/01/30        4,834,949       4,948,474
    Federal National Mortgage Assn.
     Conventional Loan Pool 537433                        AAA             8.000         05/01/30        4,391,381       4,494,491
    Federal National Mortgage Association  Pool 547446    AAA             8.000         10/01/29        2,987,740       3,068,648
    Federal National Mortgage Association 96-M6 G         AAA             7.750         09/17/23          759,542         800,798
    Federal National Mortgage Association Pool 519049     AAA             8.000         09/01/29        4,543,066       4,653,190
    Federal National Mortgage Association                 AAA             6.290         01/22/08        2,591,000       2,558,089
    Federal National Mortgage Association Pool 537367     AAA             7.000         06/01/30        1,989,332       1,991,461
    Federal National Mortgage Association Pool 523482     AAA             7.000         06/01/30        2,910,560       2,913,674
    Federal National Mortgage Association MTN, Series B   AAA             6.110         09/17/08        4,000,000       3,920,056
    Federal National Mortgage Association MTN             AAA             6.110         01/15/09        3,000,000       2,939,631
    Federal National Mortgage Association Pool 252155     AAA             7.000         10/01/08        3,309,482       3,322,621
    Federal National Mortgage Association MTN,  Series B  AAA             5.830         02/20/03        3,000,000       2,986,506
    Federal National Mortgage Association, Series B       AAA             7.250         01/15/10        6,000,000       6,512,958
    Federal National Mortgage Association Pool 781158     AAA             8.000         04/15/30        4,729,166       4,848,105
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2935                            AAA             8.000         06/20/30        7,740,156       7,908,505
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2973                            AAA             8.000         09/20/30        2,954,644       3,018,908
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2988                            AAA             8.000         10/20/30          993,026       1,014,625
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2995                            AAA             8.000         10/20/15        1,936,330       1,987,992
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2921                            AAA             7.500         05/20/30       10,758,374      10,896,081
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2934                            AAA             7.500         06/20/30        2,464,549       2,496,096
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2909                            AAA             8.000         04/20/30       10,852,263      11,088,301
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2922                            AAA             8.000         05/20/30        3,818,044       3,901,087
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2946                            AAA             8.000         07/20/30        3,880,660       3,965,065
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2958                            AAA             8.000         08/20/30        2,937,618       3,001,511
    Government National Mortgage Assoc.
     GNR 1999-33, Class H                                 AAA             7.500         01/20/26        1,000,000       1,019,129
    Small Business Administration Pool 505026             AAA             7.250         07/25/25        3,891,143       3,901,171
    Small Business Administration Pool 503963             AAA             7.125         11/25/22        2,053,076       2,051,534
    Small Business Administration Pool 504476             AAA             7.000         04/25/24        4,108,411       4,079,858
                                                                                                                      -----------
                                                                                                                      132,266,158
                                                                                                                      -----------
       TOTAL U.S. GOVERNMENT & AGENCY BONDS                                                                           199,592,975
       (COST: $194,334,941)                                                                                           -----------

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
CORPORATE BONDS:                             30.4%

BASIC MATERIALS                               1.9%
  Paper/Forest Products                       1.2%
    Chesapeake Corp.                                      BA-3/BB+        7.200%        03/15/05       $1,000,000     $   914,640
    International Paper                                   BAA-1/BBB+      8.125         07/08/05        2,700,000       2,801,563
                                                                                                                      -----------
                                                                                                                        3,716,203
                                                                                                                      -----------

  Steel                                       0.7%
    Commercial Metals                                     BAA-1/BBB+      7.200         07/15/05        2,000,000       1,956,878
                                                                                                                      -----------

CAPITAL GOODS                                 0.8%
  Manufacturing-Diversified                   0.8%
    Giddings & Lewis                                      BA1/BBB         7.500         10/01/05        2,500,000       2,508,168
                                                                                                                      -----------

COMMUNICATION SERVICES                        2.9%
  Telephone                                   2.9%
    AT&T Corp.                                            A-3/A           8.650         09/15/04        2,500,000       2,628,245
    Centurytel Enterprises                                BAA-2/BBB+      8.250         05/01/24        2,500,000       2,364,120
    Koninklijke KPN 144A (A) (C)                          A-3/A-          8.375         10/01/30        2,000,000       1,742,124
    Telephone & Data Systems Incorporated                 A-3/A-          7.000         08/01/06        2,000,000       2,010,326
                                                                                                                      -----------
                                                                                                                        8,744,815
                                                                                                                      -----------

CONSUMER CYCLICAL                             0.7%
  Auto Manufacturers                          0.4%
    Borg-Warner Automotive                                BAA-2/BBB+      7.125         02/15/29        1,500,000       1,026,345
                                                                                                                      -----------

  Retail-General                              0.3%
    Saks Incorporated                                     BAA-3/BB+       7.500         12/01/10        1,700,000         918,000
                                                                                                                      -----------

CONSUMER STAPLES                              2.1%
  Food Retailers                              1.6%
    Great Atlantic & Pacific Tea                          BA-3/BB         7.700         01/15/04        2,220,000       1,224,254
    Kroger Company                                        BAA-3/BBB-      7.800         08/15/07        1,500,000       1,576,203
    Safeway Incorporated                                  BAA-2/BBB       7.000         09/15/07        2,000,000       2,027,894
                                                                                                                      -----------
                                                                                                                        4,828,351
                                                                                                                      -----------

  Media-TV/Radio/Cable                        0.5%
    Cox Communications Inc.                               BAA-2/BBB       7.750         11/01/10        1,500,000       1,557,747
                                                                                                                      -----------

ENERGY                                        1.8%
  Gas                                         0.8%
    Coastal Corporation                                   BAA-2/BBB       7.500         08/15/06        2,250,000       2,325,942
                                                                                                                      -----------

  Oil-Foreign                                 1.0%
    YPF Sociedad Anonima (A)                              AA-3/A+         8.000         02/15/04        3,000,000       2,951,988
    YPF Sociedad Anonima (A)                              B-1/BBB-        7.500         10/26/02          141,303         141,544
                                                                                                                      -----------
                                                                                                                        3,093,532
                                                                                                                      -----------

FINANCE                                       9.5%
  Banks                                       4.3%
    Barclays Bank PLC, 144A (A) (C)                       AA-2/A+         8.550         09/29/49        2,000,000       2,096,748
    Chase Manhattan Corporation                           A-1/A+          7.125         06/15/09        2,200,000       2,209,880
    UBS Preferred Funding Trust                           AA-2/AA-        8.622         12/29/49        2,250,000       2,361,454
    US Bank National Association - Minnesota              A-1/A           7.550         06/15/04        2,000,000       2,065,134
    Wells Fargo Company                                   AA-2/A+         7.250         08/24/05        2,000,000       2,081,266
    Wells Fargo Company                                   AA-2/A+         7.000         11/01/05        2,000,000       2,044,602
                                                                                                                      -----------
                                                                                                                       12,859,084
                                                                                                                      -----------

  Brokerage                                   0.7%
    Merrill Lynch & Co. Series B MTN                      AA-3/AA-        7.850         05/30/03        2,000,000       2,062,788
                                                                                                                      -----------

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
  Financing Company                           0.7%
    Heller Financial Incorporated                         A-3/A-          8.000%        06/15/05       $2,000,000      $2,077,544
                                                                                                                      -----------

  Insurance                                   3.1%
    Ace Capital Trust II                                  A-2/BBB         9.700         04/01/30        2,200,000       2,333,005
    American General Corporation                          A-2/AA-         7.500         08/11/10        1,500,000       1,572,870
    GE Global Insurance                                   AA-1/AA         7.000         02/15/26        3,360,000       3,277,794
    Royal & Sun Alliance Incorporated (A)                 A-1/A           8.950         10/15/29        2,000,000       2,000,558
                                                                                                                      -----------
                                                                                                                        9,184,227
                                                                                                                      -----------

  Real Estate Investment                      0.7%
    EOP Operating Limited Partnership                     BAA-1/BBB+      8.100         08/01/10        2,000,000       2,102,422
                                                                                                                      -----------

INDUSTRIAL                                    2.3%
  Aerospace                                   0.9%
    Boeing Capital Corporation                            A-2/AA-         7.100         09/27/05        2,700,000       2,811,632
                                                                                                                      -----------

  Technology                                  1.4%
    Compaq Computer Corporation                           BAA-2/BBB       7.450         08/01/02        2,000,000       1,996,476
    Electronic Data Systems Corporation                   A-1/A+          7.450         10/15/29        2,000,000       2,043,870
                                                                                                                      -----------
                                                                                                                        4,040,346
                                                                                                                      -----------

TRANSPORTATION                                2.1%
  Airlines                                    0.7%
    American Airlines                                     A-2/BBB         8.040         09/16/11        1,610,714       1,678,542
    Delta Air Lines                                       BAA-1/BBB       8.540         01/02/07          247,457         249,856
    Southwest Airlines                                    A-1/A           8.700         07/01/11           17,367          19,073
                                                                                                                      -----------
                                                                                                                        1,947,471
                                                                                                                      -----------

  Leasing                                     1.3%
    Amerco                                                BA-1/BBB        8.800         02/04/05        1,000,000         980,963
    Amerco                                                BA-1/BBB        7.200         04/01/02        3,000,000       2,917,311
                                                                                                                      -----------
                                                                                                                        3,898,274
                                                                                                                      -----------

  Railroads                                   0.1%
    Union Pacific RR                                      A-1/A-          6.540         07/01/15          383,060         372,580
                                                                                                                      -----------

UTILITIES                                     4.9%
  Electric Power                              3.9%
    Allegheny Energy Corporation                          A-3/A           7.750         08/01/05        2,500,000       2,601,838
    DPL Inc.                                              BAA-1/BBB       8.250         03/01/07        2,000,000       2,076,950
    Energy East Corporation                               BAA-1/BBB+      8.050         11/15/10        2,000,000       2,123,346
    Ensearch Corporation                                  BAA-2/BBB       6.375         02/01/04        2,000,000       1,993,922
    Wisconsin Electric Power Company                      AA-3/A+         6.625         11/15/06        3,000,000       3,011,352
                                                                                                                      -----------
                                                                                                                       11,807,408
                                                                                                                      -----------

  Gas Pipeline                                1.0%
    El Paso Natural Gas                                   BAA-2/BBB       7.375         12/15/12        3,000,000       3,056,448
                                                                                                                      -----------

MISCELLANEOUS                                 1.4%
  Other                                       1.4%
    Chase Commercial Mortgage                             AAA             7.757         02/15/10        4,000,000       4,323,412
                                                                                                                      -----------

       TOTAL CORPORATE BONDS
       (COST: $90,306,120)                                                                                             91,219,617
                                                                                                                      -----------

       TOTAL INVESTMENTS, BOND FUND
       (COST: $288,664,587)**                                                                                        $294,836,118
                                                                                                                      ===========

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $288,682,361. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation.................................. $7,656,672
  Gross unrealized depreciation.................................. (1,502,915)
                                                                  ----------
  Net unrealized appreciation.................................... $6,153,757
                                                                  ==========

***If applicable, this security provides a claim on the interest component of the underlying mortgages, but not on their principal component. That is, the security's cash flows depend on the amount of principal outstanding at the payment date. If prepayments on the underlying mortgages are higher than expected, the yield on the security may be adversely affected.

(A) Securities issued by Foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 3.0% of the total net assets.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." On December 31, 2000, the total market value of these investments was $3,838,872, or 1.3% of total net assets.

ABS    Asset Backed Security
CMO    Collateralized Mortgage Obligation
CPI    Consumer Price Index
GNR    Government National Mortgage Association Remic
IO     Interest Only
MTN    Medium Term Note
PLC    Public Limited Company

See accompanying notes to financial statements.

                                  BALANCED FUND
                             Schedule of Investments
                                December 31, 2000

                                       % Net Annualized
                                            Assets                        Yield                           Shares            Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                 3.4%
  State Street Prime Money Market                                         6.210%                       22,692,148     $22,692,148
                                                                                                                       ----------
       TOTAL SHORT-TERM INVESTMENTS
       (COST: $22,692,148)                                                                                             22,692,148
                                                                                                                       ----------
                                                      Quality Rating     Coupon         Maturity            Par
LONG-TERM INVESTMENTS:                                 (Unaudited)*       Rate            Date            Amount
BONDS:                                       41.5%
U.S. GOVERNMENT & AGENCY BONDS:              29.2%
GOVERNMENT NOTES                             11.3%
    U.S. Treasury Notes                                   AAA             5.875%        11/15/04      $10,000,000      10,260,740
    U.S. Treasury Notes                                   AAA            11.125         08/15/03        3,000,000       3,428,790
    U.S. Treasury Notes                                   AAA            10.750         08/15/05        3,000,000       3,679,923
    U.S. Treasury Notes                                   AAA             6.500         02/15/10       10,000,000      10,944,520
    U.S. Treasury Notes                                   AAA             6.250         02/15/07       10,000,000      10,567,570
    U.S. Treasury Notes                                   AAA             9.125         05/15/09        6,000,000       6,675,000
    U.S. Treasury Notes                                   AAA             5.750         08/15/10        5,000,000       5,240,235
    U.S. Treasury Notes                                   AAA             5.250         08/15/03        3,000,000       3,007,551
    U.S. Treasury Notes                                   AAA             6.000         08/15/09       10,000,000      10,554,860
    U.S. Treasury Notes                                   AAA            10.750         02/15/03       10,000,000      11,092,970
                                                                                                                       ----------
                                                                                                                       75,452,159
                                                                                                                       ----------
GOVERNMENT AGENCIES                          17.9%
    Federal Home Loan Bank Note-CPI
     Floating Rate                                        AAA             7.668         02/20/07        5,000,000       4,714,800
    Federal Home Loan Mortgage Corp.
     Gold Pool C01005                                     AAA             8.000         06/01/30        7,718,585       7,904,604
    Federal Home Loan Mortgage Corp.                      AAA             6.000         11/18/03        3,000,000       2,986,641
    Federal Home Loan Mortgage Corp.
     Gold Pool C90340                                     AAA             7.500         06/01/20        1,953,104       1,988,358
    Federal National Mortgage Assn.
     Conventional Loan Pool 541215                        AAA             7.500         06/01/30        4,938,755       5,007,848
    Federal National Mortgage Assn.
     Conventional Loan Pool 253356                        AAA             8.000         06/01/30        4,834,949       4,948,474
    Federal National Mortgage Assn. Pool 533977           AAA             8.000         03/01/30        1,828,543       1,871,478
    Federal National Mortgage Assn. Pool 519049           AAA             8.000         09/01/29        4,543,066       4,653,190
    Federal National Mortgage Assn. - 96-M6  G            AAA             7.750         09/17/23        3,038,169       3,203,190
    Federal National Mortgage Assn.
     Conventional Loan Pool 547618                        AAA             6.500         09/01/15        4,531,666       4,505,111
    Federal National Mortgage Assn. Pool 253452           AAA             8.500         06/01/30        1,411,269       1,461,002
    Federal National Mortgage Assn. MTN, Series B         AAA             5.830         02/20/03        3,000,000       2,986,506
    Federal National Mortgage Assn., Series B             AAA             7.250         01/15/10        6,000,000       6,512,958
    Federal National Mortgage Assn. MTN, Series B         AAA             6.110         09/24/08        3,000,000       2,933,094
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2935                            AAA             8.000         06/20/30        5,998,621       6,129,091
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2921                            AAA             7.500         05/20/30        9,835,591       9,961,487
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2972                            AAA             7.500         09/20/30        8,934,520       9,048,883
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2934                            AAA             7.500         06/20/30        2,464,549       2,496,096
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2909                            AAA             8.000         04/20/30       11,164,847      11,407,682
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2884                            AAA             8.000         02/01/30        2,593,509       2,649,918
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2922                            AAA             8.000         05/20/30        1,747,526       1,785,535
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2946                            AAA             8.000         07/20/30        5,335,907       5,451,964
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2958                            AAA             8.000         08/20/30        5,875,236       6,003,023
    Government National Mortgage Assoc.
     Multiple Issuer Pool 2957                            AAA             7.500         08/20/30          944,051         956,136
    Small Business Administration Pool 505026             AAA             7.250         07/25/25        4,863,929       4,876,463
    Small Business Administration Pool 504476             AAA             7.000         04/25/24        3,286,729       3,263,886
                                                                                                                       ----------
                                                                                                                      119,707,418
                                                                                                                       ----------
       TOTAL U.S. GOVERNMENT & AGENCY
       BONDS (COST: $190,061,685)                                                                                     195,159,577
                                                                                                                      -----------
CORPORATE BONDS:                             12.3%

BASIC MATERIALS                               0.8%
  Paper/Forest Products                       0.3%
    International Paper Co.                               BAA-1/BBB+      8.125         07/08/05        2,000,000       2,075,232
                                                                                                                      -----------
  Steel                                       0.5%
    Commercial Metals                                     BAA-1/BBB+      7.200         07/15/05        3,500,000       3,424,537
                                                                                                                      -----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
CAPITAL GOODS                                 0.1%
  Manufacturing-Diversified                   0.1%
    Giddings & Lewis                                      BA-1/BBB        7.500%        10/01/05         $500,000        $501,633
                                                                                                                      -----------

COMMUNICATION SERVICES                        0.9%
  Telephone                                   0.9%
    AT&T Corp.                                            A-3/A           8.650         09/15/04        2,500,000       2,628,245
    Koninklijke KPN N.V., 144A (A) (C)                    A-3/A-          8.375         10/01/30        2,000,000       1,742,124
    Telephone & Data Systems Incorporated                 A-3/A-          7.000         08/01/06        1,500,000       1,507,745
                                                                                                                      -----------
                                                                                                                        5,878,114
                                                                                                                      -----------

CONSUMER CYCLICAL                             0.7%
  Auto Manufacturers                          0.1%
    Borg-Warner Automotive                                BAA-2/BBB+      7.125         02/15/29        1,500,000       1,026,345
                                                                                                                      -----------

  Retail - General                            0.6%
    Dollar General Corp.                                  BAA-2/BBB+      8.625         06/15/10        3,000,000       3,097,287
    Saks Incorporated                                     BAA-3/BB+       7.500         12/01/10        2,000,000       1,080,000
                                                                                                                      -----------
                                                                                                                        4,177,287
                                                                                                                      -----------

CONSUMER STAPLES                              0.7%
  Food Retailers                              0.7%
    Great Atlantic & Pacific Tea                          BA-3/BB         7.700         01/15/04        1,000,000         551,466
    Great Atlantic & Pacific Tea                          BA-3/BB         7.750         04/15/07        1,000,000         587,155
    Kroger Company                                        BAA-3/BBB-      7.800         08/15/07        1,500,000       1,576,203
    Safeway Incorporated                                  BAA-2/BBB       7.000         09/15/07        2,000,000       2,027,894
                                                                                                                      -----------
                                                                                                                        4,742,718
                                                                                                                      -----------

ENERGY                                        0.9%
  Gas                                         0.5%
    Coastal Corporation                                   BAA-2/BBB       7.500         08/15/06        3,000,000       3,101,256
                                                                                                                      -----------

  Oil-Foreign                                 0.4%
    YPF Sociedad Anonima (A)                              B-1/BBB-        8.000         02/15/04        3,000,000       2,951,988
                                                                                                                      -----------

FINANCE                                       4.1%
  Banks                                       2.0%
    Barclays Bank PLC, 144A (A) (C)                       AA-2/A+         8.550         09/29/49        2,000,000       2,096,748
    Chase Manhattan Corporation                           A-1/A+          7.125         06/15/09        2,500,000       2,511,228
    UBS Preferred Funding Trust                           AA-2/AA-        8.622         12/29/49        2,250,000       2,361,454
    US Bank National Association - Minnesota              A-1/A           7.550         06/15/04        2,200,000       2,271,647
    Wells Fargo Company                                   AA-2/A+         7.250         08/24/05        2,000,000       2,081,266
    Wells Fargo Company                                   AA-2/A+         7.000         11/01/05        2,000,000       2,044,602
                                                                                                                      -----------
                                                                                                                       13,366,945
                                                                                                                      -----------

  Brokerage                                   0.3%
    Merrill Lynch & Co. Series B MTN                      AA-3/AA-        7.850         05/30/03        2,000,000       2,062,788
                                                                                                                      -----------

  Financing Company                           0.3%
    Heller Financial Incorporated                         A-3/A-          8.000         06/15/05        2,000,000       2,077,544
                                                                                                                     -----------

  Insurance                                   1.0%
    Ace Capital Trust II                                  A-2/BBB         9.700         04/01/30        2,000,000       2,120,914
    GE Global Insurance                                   AA-1/AA         7.000         02/15/26        3,500,000       3,414,369
    Royal & Sun Alliance Incorporated (A)                 A-1/A           8.950         10/15/29        1,500,000       1,500,419
                                                                                                                      -----------
                                                                                                                        7,035,702
                                                                                                                      -----------

  Real Estate Investment                      0.5%
    EOP Operating Limited Partnership                     BAA-1/BBB+      8.100         08/01/10        3,000,000       3,153,633
                                                                                                                      -----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
INDUSTRIAL                                    1.0%
  Aerospace                                   0.2%
    United Technologies Corporation                       A-2/A+          7.125%        11/15/10       $1,500,000      $1,581,298
                                                                                                                      -----------

  Technology                                  0.8%
    Compaq Computer Corporation                           BAA-2/BBB       7.450         08/01/02        2,500,000       2,495,595
    Electronic Data Systems Corporation                   A-1/A+          7.450         10/15/29        2,500,000       2,554,837
                                                                                                                      -----------
                                                                                                                        5,050,432
                                                                                                                      -----------

TRANSPORTATION                                0.8%
  Airlines                                    0.3%
    American Airlines                                     A-2/BBB         8.040         09/16/11          805,357         839,271
    Delta Air Lines                                       BAA-1/BBB       8.540         01/02/07        1,251,414       1,263,540
                                                                                                                      -----------
                                                                                                                        2,102,811
                                                                                                                      -----------

  Leasing                                     0.4%
    Amerco                                                BA-1/BBB        8.800         02/04/05        2,500,000       2,452,407
                                                                                                                       -----------

  Trucking & Shipping                         0.1%
    Federal Express                                       A-3/BBB+        7.890         09/23/08          373,770         382,950
                                                                                                                      -----------

UTILITIES                                     1.5%
  Electric Power                              1.0%
    Allegheny Energy Corporation                          A-3/A           7.750         08/01/05        2,500,000       2,601,838
    DPL Inc                                               BAA-1/BBB       8.250         03/01/07        2,000,000       2,076,950
    Energy East Corporation                               BAA-1/BBB+      8.050         11/15/10        2,000,000       2,123,346
                                                                                                                      -----------
                                                                                                                        6,802,134
                                                                                                                      -----------

  Gas Pipeline                                0.5%
    El Paso Natural Gas                                   BAA2/BBB        7.375         12/15/12        3,000,000       3,056,448
                                                                                                                      -----------

MISCELLANEOUS                                 0.8%
  Other                                       0.8%
    Chase Commercial Mortgage                             AAA             7.757         02/15/10        5,000,000       5,404,265
                                                                                                                      -----------

       TOTAL CORPORATE BONDS
       (COST: $81,329,388)                                                                                             82,408,467
                                                                                                                      -----------

       TOTAL BONDS (COST: $271,391,073)                                                                               277,568,044
                                                                                                                      -----------

                                             % Net
                                            Assets                                                         Shares           Value
COMMON STOCKS:                               54.6%
BASIC MATERIALS                               1.4%
  Chemicals                                   1.0%
    The Dow Chemical Company                                                                              102,600       3,757,725
     Rohm and Haas Company                                                                                 78,300       2,843,269
                                                                                                                        ---------
                                                                                                                        6,600,994
                                                                                                                        ---------

  Paper/Forest Products                       0.4%
    Willamette Industries, Inc.                                                                            55,000       2,581,563
                                                                                                                        ---------

CAPITAL GOODS                                 5.7%
  Electrical Equipment                        1.4%
    Emerson Electric Co.                                                                                   62,700       4,941,544
    Honeywell International Inc.                                                                           89,000       4,210,812
                                                                                                                        ---------
                                                                                                                        9,152,356
                                                                                                                        ---------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net
                                            Assets                                                         Shares           Value
  Machinery/Equipment                         1.4%
    Dover Corporation                                                                                     108,000      $4,380,750
    Pall Corporation                                                                                      226,000       4,816,625
                                                                                                                        ---------
                                                                                                                        9,197,375
                                                                                                                        ---------

  Manufacturing-Diversified                   2.9%
    Illinois Tool Works, Inc.                                                                              58,000       3,454,625
    Minnesota Mining and Manufacturing Company                                                             40,000       4,820,000
    Tyco International Ltd (A)                                                                            102,000       5,661,000
    United Technologies Corporation                                                                        65,000       5,110,625
                                                                                                                        ---------
                                                                                                                       19,046,250
                                                                                                                        ---------

COMMUNICATION SERVICES                        2.9%
  Telecomm - Cellular  Wireless               0.7%
    Vodafone AirTouch PLC-SP ADR (A)                                                                      124,025       4,441,645
                                                                                                                        ---------

  Telephone - Long Distance                   1.1%
    AT & T Corp.                                                                                          158,998       2,752,653
    Sprint Corporation                                                                                    102,000       2,071,875
    WorldCom, Inc***                                                                                      200,000       2,800,000
                                                                                                                        ---------
                                                                                                                        7,624,528
                                                                                                                        ---------

  Telephone                                   1.1%
    ALLTEL Corporation                                                                                     59,800       3,733,763
    Verizon Communication                                                                                  66,612       3,338,926
                                                                                                                        ---------
                                                                                                                        7,072,689
                                                                                                                        ---------

CONSUMER CYCLICAL                             4.4%
  Commercial/Consumer                         1.0%
    IMS Health Incorporated                                                                               234,600       6,334,200
                                                                                                                        ---------

  Printing/Publishing                         0.3%
    PRIMEDIA Inc.***                                                                                      195,200       2,330,200
                                                                                                                        ---------

  Retail-Discount                             0.5%
    Wal-Mart Stores, Inc.                                                                                  59,200       3,145,000
                                                                                                                        ---------

  Retail-General                              1.7%
    Target Corporation                                                                                    353,000      11,384,250
                                                                                                                        ---------

  Retail-Specialty                            0.9%
    Lowe's Companies, Inc.                                                                                 60,700       2,701,150
    Tiffany & Co.                                                                                         100,200       3,168,825
                                                                                                                        ---------
                                                                                                                        5,869,975
                                                                                                                        ---------

CONSUMER STAPLES                              7.1%
  Cosmetics/Toiletries                        1.1%
    Kimberly-Clark Corporation                                                                            108,300       7,655,727
                                                                                                                        ---------

  Drug Stores                                 1.2%
    CVS Corporation                                                                                       135,852       8,142,629
                                                                                                                        ---------

   Entertainment                              0.7%
    The Walt Disney Company                                                                               168,300       4,870,181
                                                                                                                        ---------

  Restaurants                                 0.9%
    McDonald's Corporation                                                                                182,100       6,191,400
                                                                                                                        ---------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net
                                            Assets                                                         Shares           Value
  Food Producers                              1.5%
    General Mills, Inc.                                                                                   118,700      $5,289,569
    Sara Lee Corporation                                                                                  185,300       4,551,431
                                                                                                                        ---------
                                                                                                                        9,841,000
                                                                                                                        ---------

  Food Retailers                              0.7%
    Safeway Inc.***                                                                                        77,300       4,831,250
                                                                                                                        ---------

  Media-TV/Radio/Cable                        1.0%
    Cox Communications, Inc.***                                                                           147,200       6,854,000
                                                                                                                        ---------

ENERGY                                        3.7%
  Exploration/Drilling                        0.7%
    Kerr-McGee Corporation                                                                                 55,100       3,688,256
    Transocean Sedco Forex Inc.                                                                            15,062         692,852
                                                                                                                        ---------
                                                                                                                        4,381,108
                                                                                                                        ---------

  Oil-Domestic                                1.2%
    Unocal Corporation                                                                                    104,200       4,031,237
    USX-Marathon Group                                                                                    132,300       3,671,325
                                                                                                                        ---------
                                                                                                                        7,702,562
                                                                                                                        ---------
  Oil-International                           0.8%
    BP Amoco PLC/ADR (A)                                                                                   64,746       3,099,715
    Exxon Corporation                                                                                      27,100       2,356,006
                                                                                                                        ---------
                                                                                                                        5,455,721
                                                                                                                        ---------

  Oil-Services                                1.0%
    Schlumberger Limited                                                                                   82,200       6,570,863
                                                                                                                        ---------

FINANCE                                       8.8%
  Banks                                       2.3%
    Bank One Corporation                                                                                  123,890       4,537,471
    Bank of America Corporation                                                                            94,698       4,344,271
    Wells Fargo Company                                                                                   121,400       6,760,463
                                                                                                                        ---------
                                                                                                                       15,642,205
                                                                                                                        ---------

  Financial Services                          5.2%
    Citigroup Inc.                                                                                        249,905      12,760,774
    Countrywide Credit Industries, Inc.                                                                    97,100       4,879,275
    Household International, Inc.                                                                          79,100       4,350,500
    MBIA, Inc.                                                                                             65,200       4,832,950
    Morgan Stanley Dean Witter and Co.                                                                    102,000       8,083,500
                                                                                                                        ---------
                                                                                                                       34,906,999
                                                                                                                        ---------

  Insurance Companies                         1.3%
    The Allstate Corporation                                                                              201,014       8,756,672
                                                                                                                        ---------

HEALTHCARE                                    7.9%
  Bio/Specialty Pharmacy                      0.9%
    Pharmacia Corporation                                                                                  67,028       4,088,708
    QLT Inc. (A)***                                                                                        67,800       1,898,400
                                                                                                                        ---------
                                                                                                                        5,987,108
                                                                                                                        ---------

  Drugs                                       3.9%
    American Home Products Corporation                                                                    115,000       7,308,250
    Bristol-Myers Squibb Company                                                                          178,200      13,175,662
    Genzme Corporation***                                                                                  30,500       2,743,094
    GlaxoSmithkline plc - ADR (A)                                                                          46,150       2,584,400
                                                                                                                        ---------
                                                                                                                       25,811,406
                                                                                                                        ---------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net
                                            Assets                                                         Shares           Value
  Medical Products/Supply                     2.7%
    ALZA Corporation***                                                                                    89,400     $ 3,799,500
    Baxter International Inc.                                                                              99,100       8,751,769
    Johnson & Johnson                                                                                      51,408       5,401,053
                                                                                                                        ---------
                                                                                                                       17,952,322
                                                                                                                        ---------

  Medical Services                            0.4%
    Aetna Inc.***                                                                                          62,600       2,570,513
                                                                                                                        ---------

TECHNOLOGY                                   10.9%
  Communications Equipment                    1.7%
    ADC Telecommunications, Inc.***                                                                       336,000       6,090,000
    Motorola, Inc.                                                                                        250,600       5,074,650
                                                                                                                        ---------
                                                                                                                       11,164,650
                                                                                                                        ---------

  Computer Related                            4.5%
    3Com Corporation***                                                                                   124,200       1,055,700
    EMC Corporation***                                                                                    134,400       8,937,600
    Gateway, Inc.***                                                                                      196,500       3,535,035
    Hewlett-Packard Company                                                                               140,400       4,431,375
    International Business Machines Corporation                                                            84,100       7,148,500
    Palm, Inc.***                                                                                         184,214       5,215,559
                                                                                                                        ---------
                                                                                                                       30,323,769
                                                                                                                        ---------

  Computer Software/Services                  1.7%
    Computer Sciences Corporation***                                                                       63,500       3,817,937
    Compuware Corporation***                                                                              122,000         762,500
    Keane, Inc.***                                                                                        289,700       2,824,575
    Veritas Software***                                                                                    47,061       4,117,838
                                                                                                                        ---------
                                                                                                                       11,522,850
                                                                                                                        ---------

  Electronics                                 1.2%
    Agilent Technologies, Inc.***                                                                          35,903       1,965,689
    Koninklijke (Royal) Philips Elec. N.V. - ADR (A)                                                      176,148       6,385,365
                                                                                                                        ---------
                                                                                                                        8,351,054
                                                                                                                        ---------

  Semiconductors                              1.8%
    Conexant Systems, Inc.***                                                                             107,000       1,645,125
    Micron Technology, Inc.***                                                                             87,700       3,113,350
    Texas Instruments Incorporated                                                                        159,100       7,537,362
                                                                                                                        ---------
                                                                                                                       12,295,837
                                                                                                                        ---------

TRANSPORTATION                                0.8%
  Airlines                                    0.3%
    Delta Air Lines, Inc.                                                                                  44,400       2,228,325
                                                                                                                        ---------

  Trucking & Shipping                         0.5%
    FedEx Corporation***                                                                                   79,400       3,172,824
                                                                                                                        ---------

UTILITIES                                     1.0%
  Electric Power                              0.3%
    PG&E Corporation                                                                                       95,000       1,900,000
                                                                                                                        ---------

  Natural Gas                                 0.7%
    The Williams Companies, Inc.                                                                          121,000       4,832,438
                                                                                                                        ---------

       TOTAL COMMON STOCKS
       (COST: $268,618,726)                                                                                           364,696,438
                                                                                                                      -----------

       TOTAL INVESTMENTS, BALANCED FUND
       (COST: $562,701,947)**                                                                                        $664,956,630
                                                                                                                      ===========

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard  &  Poors' quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $562,701,947. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation................................. $130,101,113
  Gross unrealized depreciation.................................  (27,846,430)
                                                                  -----------
  Net unrealized appreciation................................... $102,254,683
                                                                  ===========

***This security is non-income producing.

****If applicable, this security provides a claim on the interest component of the underlying mortgages, but not on their principal component. That is, the security's cash flows depend on the amount of principal outstanding at the payment date. If prepayments on the underlying mortgages are higher than expected, the yield on the security may be adversely affected.

(A) Securities issued by Foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 4.8% of the total net assets.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "qualified institutional investors." On December 31, 2000, the total market value of these investments was $3,838,872 or 0.6% of total net assets.

ABS    Asset Backed Security
ADR    American Depository Receipt
CMO    Collateralized Mortgage Obligation
CPI    Consumer Price Index
IO     Interest Only
MTN    Medium Term Note
PLC    Pubic Limited Company

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                             Schedule of Investments
                                December 31, 2000

                                              % Net                               Annualized
                                             Assets                                  Yield              Shares              Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                  2.2%
  State Street Prime Money Market                                                    6.210%          25,106,301        $25,106,301
                                                                                                                        ----------
     TOTAL SHORT-TERM INVESTMENTS
     (COST: $25,106,301)                                                                                                25,106,301
                                                                                                                        ----------

LONG-TERM INVESTMENTS:

COMMON STOCKS:                                97.7%

BASIC MATERIALS                                2.1%
  Chemicals                                    2.1%
    The Dow Chemical Company                                                                           334,650         12,256,556
    E.I. duPont de Nemours & Company                                                                   254,000         12,271,375
                                                                                                                       ----------
                                                                                                                       24,527,931
                                                                                                                       ----------

CAPITAL GOODS                                  9.1%
  Electrical Equipment                         4.9%
    Emerson Electric Co.                                                                               413,200         32,565,325
    Honeywell International Inc.                                                                       528,000         24,981,000
                                                                                                                       ----------
                                                                                                                       57,546,325
                                                                                                                       ----------

  Manufacturing-Diversified                    4.2%
    Minnesota Mining and Manufacturing Company                                                         194,000         23,377,000
    United Technologies Corporation                                                                    320,600         25,207,175
                                                                                                                       ----------
                                                                                                                       48,584,175
                                                                                                                       ----------

COMMUNICATION SERVICES                         5.0%
  Telephone - Long Distance                    2.2%
    AT&T Corp.                                                                                         748,054         12,950,685
    Sprint Corporation                                                                                 646,000         13,121,875
                                                                                                                       ----------
                                                                                                                       26,072,560
                                                                                                                       ----------

  Telephone                                    2.8%
    ALLTELL Corporation                                                                                277,000         17,295,188
    Verizon Communication                                                                              311,035         15,590,629
                                                                                                                       ----------
                                                                                                                       32,885,817
                                                                                                                       ----------

CONSUMER CYCLICAL                              2.3%
  Retail-Discount                              1.4%
    Wal-Mart Stores, Inc.                                                                              307,800         16,351,875
                                                                                                                       ----------

  Retail-General                               0.9%
    Sears, Roebuck & Co.                                                                               315,100         10,949,725
                                                                                                                       ----------

CONSUMER STAPLES                              16.9%
  Beverages                                    1.2%
    PepsiCo, Inc.                                                                                      280,200         13,887,413
                                                                                                                       ----------

  Cosmetics/Toiletries                         2.8%
    Kimberly-Clark Corporation                                                                         468,300         33,104,127
                                                                                                                       ----------

  Drug Stores                                  2.9%
    CVS Corporation                                                                                    562,906         33,739,178
                                                                                                                       ----------

  Entertainment                                1.9%
    The Walt Disney Company                                                                            749,800         21,697,338
                                                                                                                       ----------

                          GROWTH AND INCOME STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
Restaurants                                    1.9%
    McDonald's Corporation                                                                             646,500        $21,981,000
                                                                                                                       ----------

  Food Producers                               3.8%
    General Mills, Inc.                                                                                483,900         21,563,794
    Sara Lee Corporation                                                                               928,000         22,794,000
                                                                                                                       ----------
                                                                                                                       44,357,794
                                                                                                                       ----------

  Food Retailers                               2.4%
    The Kroger Co.***                                                                                1,045,400         28,291,138
                                                                                                                       ----------

ENERGY                                         6.6%
  Exploration\Drilling                         0.2%
    Transocean Sedco Forex Inc.                                                                         53,046          2,440,116
                                                                                                                       ----------

  Oil-Domestic                                 1.7%
    Unocal Corporation                                                                                 238,850          9,240,509
    USX-Marathon Group                                                                                 381,350         10,582,463
                                                                                                                       ----------
                                                                                                                       19,822,972
                                                                                                                       ----------

  Oil-International                            3.0%
    BP Amoco PLC- ADR  (A)                                                                             243,180         11,642,242
    Exxon Corporation                                                                                  115,600         10,049,975
    Texaco Inc.                                                                                        202,900         12,605,163
                                                                                                                       ----------
                                                                                                                       34,297,380
                                                                                                                       ----------

  Oil-Services                                 1.7%
    Schlumberger Limited                                                                               248,000         19,824,500
                                                                                                                       ----------

FINANCE                                       15.1%
  Banks                                        4.2%
    Bank of America Corporation                                                                        269,871         12,380,332
    Bank One Corporation                                                                               456,640         16,724,440
    First Union Corporation                                                                            246,800          6,864,125
    Wachovia Corporation                                                                               216,700         12,595,688
                                                                                                                       ----------
                                                                                                                       48,564,585
                                                                                                                       ----------

  Financial Services                           7.3%
    Citigroup Inc.                                                                                     780,614         39,860,102
    Household International, Inc.                                                                      400,000         22,000,000
    Morgan Stanley Dean Witter and Co.                                                                 300,000         23,775,000
                                                                                                                       ----------
                                                                                                                       85,635,102
                                                                                                                       ----------

  Insurance Companies                          3.6%
    The Allstate Corporation                                                                           960,026         41,821,132
                                                                                                                       ----------

HEALTHCARE                                    12.6%
  Drugs                                        7.6%
    American Home Products Corporation                                                                 483,500        $30,726,425
    Bristol-Myers Squibb Company                                                                       624,500         46,173,969
    Glaxo SmithKline plc - ADR  (A)                                                                    209,450         11,729,200
                                                                                                                       ----------
                                                                                                                       88,629,594
                                                                                                                       ----------

  Medical Prods/Supply                         5.0%
    Baxter International Inc.                                                                          425,100         37,541,644
    Johnson & Johnson                                                                                  197,700         20,770,856
                                                                                                                       ----------
                                                                                                                       58,312,500
                                                                                                                       ----------

                          GROWTH AND INCOME STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
TECHNOLOGY                                    23.2%
  Communications Equipment                     5.1%
    Harris Corporation                                                                                 517,800        $15,857,625
    Motorola, Inc.                                                                                   1,134,500         22,973,625
    Nortel Networks Corporation  (A)                                                                   628,800         20,160,900
                                                                                                                       ----------
                                                                                                                       58,992,150
                                                                                                                       ----------

  Computer Related                             6.7%
    Compaq Computer Corporation                                                                        593,100          8,926,155
    EMC Corporation***                                                                                 405,500         26,965,750
    Hewlett-Packard Company                                                                            544,800         17,195,250
    International Business Machines Corporation                                                        298,600         25,381,000
                                                                                                                       ----------
                                                                                                                       78,468,155
                                                                                                                       ----------

  Computer Software/Services                   5.1%
    Automated Data Processing. Inc.                                                                    416,300         26,356,994
    Computer Associates International, Inc.                                                            505,100          9,849,450
    Computer Sciences Corporation***                                                                   391,700         23,550,963
                                                                                                                       ----------
                                                                                                                       59,757,406
                                                                                                                       ----------

  Electronics                                  3.2%
    Agilent Technologies, Inc.***                                                                      156,998          8,595,640
    Koninklijke (Royal) Philips Electronics N.V. - ADR  (A)                                            808,074         29,292,682
                                                                                                                       ----------
                                                                                                                       37,888,322
                                                                                                                       ----------

  Semiconductors                               3.1%
    Intel Corporation                                                                                  347,600         10,514,900
    Texas Instruments Incorporated                                                                     530,500         25,132,438
                                                                                                                       ----------
                                                                                                                       35,647,338
                                                                                                                       ----------

TRANSPORTATION                                 1.2%
  Airlines                                     0.7%
    Delta Air Lines, Inc.                                                                              158,600          7,959,738
                                                                                                                       ----------

  Railroads                                    0.5%
    Burlington Northern Santa Fe Corporation                                                           220,200          6,234,412
                                                                                                                       ----------

UTILITIES                                      3.6%
  Electric Power                               2.0%
    Duke Energy Corporation                                                                            210,000         17,902,500
    PG&E Corporation                                                                                   240,000          4,800,000
                                                                                                                       ----------
                                                                                                                       22,702,500
                                                                                                                       ----------

  Natural Gas                                  1.6%
    The Williams Companies, Inc.                                                                       468,000         18,690,750
                                                                                                                       ----------

       TOTAL COMMON STOCKS
       (COST: $883,361,694)                                                                                          1,139,665,048
                                                                                                                      ------------

       TOTAL INVESTMENTS, GROWTH AND INCOME
       STOCK FUND (COST: $908,467,995)**                                                                            $1,164,771,349
                                                                                                                     =============

                          GROWTH AND INCOME STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $908,623,269. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation................................. $337,486,327
  Gross unrealized depreciation.................................  (81,338,247)
                                                                  -----------
  Net unrealized appreciation................................... $256,148,080
                                                                  ===========

***This security is non-income producing.

(A) Securities issued by foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 6.2% of the total net assets.

ADR    American Depository Receipt
PLC    Public Limited Company

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                             Schedule of Investments
                                December 31, 2000

                                              % Net                               Annualized
                                             Assets                                  Yield              Shares              Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                  3.5%
    State Street Prime Money Market                                                  6.210%          32,419,190        $32,419,190
                                                                                                                        ----------
       TOTAL SHORT-TERM INVESTMENTS
       (COST: $32,419,190)                                                                                              32,419,190
                                                                                                                        ----------

LONG-TERM INVESTMENTS:

COMMON STOCKS:                                96.7%

BASIC MATERIALS                                3.1%
  Chemicals                                    2.4%
    Praxair, Inc.                                                                                      231,000         10,250,625
    Rohm and Haas Company                                                                              320,000         11,620,000
                                                                                                                       ----------
                                                                                                                       21,870,625
                                                                                                                       ----------

  Paper/Forest Products                        0.7%
    Willamette Industries, Inc.                                                                        133,000          6,242,688
                                                                                                                       ----------

CAPITAL GOODS                                  8.8%
  Electrical Equipment                         0.8%
    SCI Systems, Inc.***                                                                               263,200          6,941,900
                                                                                                                       ----------

  Machinery/Equipment                          3.6%
    Dover Corporation                                                                                  481,000         19,510,562
    Pall Corporation                                                                                   640,000         13,640,000
                                                                                                                        ----------
                                                                                                                       33,150,562
                                                                                                                        ----------

  Manufacturing-Diversified                    4.4%
    Illinois Tool Works, Inc.                                                                          328,000         19,536,500
    Tyco International Ltd (A)                                                                         375,000         20,812,500
                                                                                                                        ----------
                                                                                                                       40,349,000
                                                                                                                       ----------

COMMUNICATION SERVICES                         6.9%
  Telecom-Cel/Wireless                         3.1%
    AT&T Wireless Group***                                                                             464,200          8,036,462
    Sprint PCS Group***                                                                                298,000          6,090,375
    Vodafone AirTouch PLC-SP ADR (A)                                                                   398,000         14,253,375
                                                                                                                       ----------
                                                                                                                       28,380,212
                                                                                                                       ----------

  Telecomm - Long Distance                     0.9%
    Worldcom, Inc.***                                                                                  580,000          8,120,000
                                                                                                                       ----------

  Telephone                                    2.9%
    CenturyTel, Inc.                                                                                   384,000         13,728,000
    Telefonos de Mexico SP ADR - Cl L  (A)                                                             289,600         13,068,200
                                                                                                                       ----------
                                                                                                                       26,796,200
                                                                                                                       ----------

CONSUMER CYCLICAL                             10.3%
  Commercial/Consumer                          2.2%
    IMS Health Incorporated                                                                            769,900         20,787,300
                                                                                                                       ----------

  Printing/Publishing                          1.0%
    PRIMEDIA Inc.***                                                                                   790,600          9,437,788
                                                                                                                       ----------

  Retail-General                               3.5%
    Target Corporation                                                                                 997,800         32,179,050
                                                                                                                       ----------

                         CAPITAL APPRECIATION STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
  Retail-Specialty                             3.6%
    Lowe's Companies, Inc                                                                              303,500        $13,505,750
    The TJX Companies, Inc.                                                                            328,100          9,104,775
    Tiffany & Co.                                                                                      330,100         10,439,413
                                                                                                                       ----------
                                                                                                                       33,049,938
                                                                                                                       ----------

CONSUMER STAPLES                               8.7%
  Restaurants                                  1.4%
    Brinker International, Inc.***                                                                     308,000         13,013,000
                                                                                                                       ----------

  Food Retailers                               2.8%
    Safeway Inc.***                                                                                    408,300         25,518,750
                                                                                                                       ----------

  Media-TV/Radio/Cable                         4.5%
    AT&T Corp. - Liberty Media Corporation***                                                          799,800         10,847,288
    Cox Communications, Inc.***                                                                        668,100         31,108,406
                                                                                                                       ----------
                                                                                                                       41,955,694
                                                                                                                       ----------

ENERGY                                         7.6%
  Exploration/Drilling                         1.4%
    Kerr-McGee Corporation                                                                             192,000         12,852,000
                                                                                                                       ----------

  Oil-Domestic                                 5.2%
    Unocal Corporation                                                                                 379,450         14,679,971
    USX-Marathon Group                                                                                 426,400         11,832,600
    Weatherford International, Inc.***                                                                 456,700         21,579,075
                                                                                                                       ----------
                                                                                                                       48,091,646
                                                                                                                       ----------

  Oil-Services                                 1.0%
    Grant Prideco Inc.***                                                                              437,600          9,599,850
                                                                                                                       ----------

FINANCE                                       16.0%
  Banks                                        4.7%
    Firstar Corporation                                                                                198,200          4,608,150
    SunTrust Banks, Inc.                                                                               313,300         19,737,900
    Wells Fargo Company                                                                                340,800         18,978,300
                                                                                                                       ----------
                                                                                                                       43,324,350
                                                                                                                       ----------

  Financial Services                           8.7%
    Citigroup Inc.                                                                                     335,730         17,143,213
    Countrywide Credit Industries, Inc.                                                                445,000         22,361,250
    Freddie Mac                                                                                        420,500         28,961,937
    MBIA, Inc.                                                                                         168,000         12,453,000
                                                                                                                       ----------
                                                                                                                       80,919,400
                                                                                                                       ----------

  Insurance Companies                          2.6%
    Ace Limited  (A)                                                                                   564,000         23,934,750
                                                                                                                       ----------

HEALTHCARE                                     9.9%
  Biotech-Spec. Pharmaceutical                 4.4%
    Elan Corp PLC - ADR  (A)***                                                                        428,800         20,073,200
    Pharmacia Corporation                                                                              231,216         14,104,176
    QLT Inc. (A)***                                                                                    248,800          6,966,400
                                                                                                                       ----------
                                                                                                                       41,143,776
                                                                                                                       ----------

  Drugs                                        1.2%
    Genzyme Corporation***                                                                             122,100         10,981,369
                                                                                                                       ----------

                         CAPITAL APPRECIATION STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
  Medical Prod/Supply                          3.6%
    ALZA Corporation***                                                                                414,000        $17,595,000
    Boston Scientific Corporation***                                                                 1,164,600         15,940,462
                                                                                                                       ----------
                                                                                                                       33,535,462
                                                                                                                       ----------

  Medical Services                             0.7%
    Aetna Inc.***                                                                                      155,700          6,393,431
                                                                                                                       ----------

TECHNOLOGY                                    21.5%
  Communication Equipment                      1.9%
    ADC Telecommunications, Inc.***                                                                    980,500         17,771,563
                                                                                                                       ----------

  Computer Related                             5.3%
    3Com Corporation***                                                                                354,600          3,014,100
    EMC Corporation***                                                                                 325,700         21,659,050
    Gateway, Inc.***                                                                                   524,300          9,432,157
    Palm, Inc.***                                                                                      525,945         14,890,818
                                                                                                                       ----------
                                                                                                                       48,996,125
                                                                                                                       ----------

  Computer Software/Services                  10.3%
    Autodesk, Inc.                                                                                     765,100         20,609,880
    Cadence Design Systems, Inc.***                                                                    814,800         22,407,000
    Compuware Corporation***                                                                           404,400          2,527,500
    Keane, Inc.***                                                                                     859,900          8,384,025
    PeopleSoft, Inc.***                                                                                812,200         30,203,688
    Veritas Software***                                                                                130,779         11,443,163
                                                                                                                       ----------
                                                                                                                       95,575,256
                                                                                                                       ----------

  Semiconductors                               4.0%
    Conexant Systems Inc.***                                                                           334,198          5,138,294
    Dallas Semiconductor Corporation                                                                   269,200          6,898,250
    Micron Technology, Inc.***                                                                         217,400          7,717,700
    Texas Instruments Incorporated                                                                     363,700         17,230,288
                                                                                                                       ----------
                                                                                                                       36,984,532
                                                                                                                       ----------

TRANSPORTATION                                 1.1%
  Trucking & Shipping                          1.1%
    FedEx Corporation***                                                                               261,100         10,433,556
                                                                                                                       ----------

UTILITIES                                      2.8%
  Natural Gas                                  2.8%
    El Paso Energy Corporation                                                                         176,000         12,606,000
    The Williams Companies, Inc.                                                                       340,000         13,578,750
                                                                                                                       ----------
                                                                                                                       26,184,750
                                                                                                                       ----------

       TOTAL COMMON STOCKS
       (COST: $686,169,149)                                                                                           894,514,523
                                                                                                                      -----------

       TOTAL INVESTMENTS, CAPITAL APPRECIATION
       STOCK FUND (COST: $718,588,339)**                                                                             $926,933,713
                                                                                                                      ===========

                         CAPITAL APPRECIATION STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $718,588,339. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation................................ $277,682,004
  Gross unrealized depreciation................................  (69,336,630)
                                                                 -----------
  Net unrealized appreciation.................................. $208,345,374
                                                                 ===========

***This security is non-income producing.

(A) Securities issued by foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 10.7% of the total net assets.

ADR    American Depository Receipt
PLC    Public Limited Company

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                             Schedule of Investments
                                December 31, 2000

                                              % Net                               Annualized
                                             Assets                                  Yield              Shares              Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                  2.7%
    State Street Prime Money Market                                                  6.210%           1,770,134         $1,770,134
                                                                                                                         ---------

       TOTAL SHORT-TERM INVESTMENTS
       (COST: $1,770,134)                                                                                                1,770,134
                                                                                                                         ---------

LONG-TERM INVESTMENTS:

COMMON STOCKS:                                97.1%

BASIC MATERIALS                                5.8%
  Agricultural                                 0.4%
    Universal Corporation                                                                                6,400            224,000
                                                                                                                        ---------

  Chemicals                                    1.2%
    Air Products & Chemicals, Inc.                                                                      15,000            615,000
    Martin Marietta Corporation                                                                          3,900            164,970
                                                                                                                         ---------
                                                                                                                          779,970
                                                                                                                        ---------

  Chemicals-Specialty                          1.9%
    Ecolab Inc.                                                                                         15,000            647,812
    Engelhard Corporation                                                                                8,300            169,113
    Sigma-Aldrich Corporation                                                                           11,000            432,438
                                                                                                                        ---------
                                                                                                                        1,249,363
                                                                                                                        ---------

  Metals & Mining                              0.2%
    Freeport-McMoRan Copper & Gold, Inc.***                                                             12,500            107,031
                                                                                                                        ---------

  Paper/Forest Products                        2.1%
    Bemis Company, Inc.                                                                                 19,000            637,687
    Caraustar Industries, Inc.                                                                          16,500            154,688
    Westvaco Corporation                                                                                20,000            583,750
                                                                                                                        ---------
                                                                                                                        1,376,125
                                                                                                                        ---------

CAPITAL GOODS                                 12.1%
  Building Supplies                            0.1%
    Lafarge Corporation                                                                                  3,400             80,325
                                                                                                                        ---------

  Construction                                 0.4%
    Carlisle Companies Incorporated                                                                      2,800            120,225
    Granite Construction Incorporated                                                                    4,700            136,006
                                                                                                                        ---------
                                                                                                                          256,231
                                                                                                                        ---------

  Containers                                   0.1%
    Liqui-Box Corporation                                                                                2,000             74,500
                                                                                                                        ---------

  Electrical Equipment                         1.3%
    Black Box Corporation***                                                                             2,900            140,106
    Celestica Inc. (A)***                                                                                8,700            471,975
    Molex Incorporated                                                                                   6,900            244,950
                                                                                                                        ---------
                                                                                                                          857,031
                                                                                                                        ---------
  Machinery/Equipment                          6.3%
    Danaher Corporation                                                                                 13,000            888,875
    Graco Inc.                                                                                           3,700            153,088
    Ingersoll-Rand Company                                                                              24,800          1,038,500
    Pall Corporation                                                                                    41,000            873,812
    Parker-Hannifin Corporation                                                                         25,000          1,103,125
                                                                                                                        ---------
                                                                                                                        4,057,400
                                                                                                                        ---------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
Manufacturing-Diversified                      1.7%
    Eaton Corporation                                                                                   15,000         $1,127,812
                                                                                                                        ---------

  Manufacturing-Specialty                      0.5%
    Astec Industries, Inc.***                                                                            8,300            109,456
    Teleflex Incorporated                                                                                4,000            176,750
                                                                                                                        ---------
                                                                                                                          286,206
                                                                                                                        ---------

  Office Supplies/Equipment                    1.7%
    Avery Dennison Corporation                                                                          14,000            768,250
    CompX International Inc.                                                                            10,900             97,419
    United Stationers Inc.***                                                                            8,500            204,000
                                                                                                                        ---------
                                                                                                                        1,069,669
                                                                                                                        ---------

COMMUNICATION SERVICES                         2.2%
  Telephone                                    2.2%
    CenturyTel, Inc.                                                                                    40,000          1,430,000
                                                                                                                        ---------

CONSUMER CYCLICAL                             10.1%
  Auto Manufacturers                           0.2%
    Monoco Coach Corporation                                                                             5,900            104,356
                                                                                                                        ---------

  Auto Parts Manufacturing                     0.2%
    Gentex Corporation***                                                                                8,600            160,175
                                                                                                                        ---------

  Commercial\Consumer                          0.5%
    Chemed Corporation                                                                                   4,300            144,588
    Wallace Computer Services, Inc.                                                                     11,000            187,000
                                                                                                                        ---------
                                                                                                                          331,588
                                                                                                                        ---------

  Furniture/Appliances/Tools                   2.0%
    Ethan Allen Interiors Inc.                                                                          34,600          1,159,100
    Lancaster Colony Corporation                                                                         5,500            154,344
                                                                                                                        ---------
                                                                                                                        1,313,444
                                                                                                                        ---------

  Homebuilding/Supplies                        0.3%
    Simpson Manufacturing  Co., Inc.***                                                                  3,200            163,200
                                                                                                                        ---------

  Leisure Time/Gaming                          0.1%
    National R.V. Holdings, Inc.***                                                                      7,500             86,718
                                                                                                                        ---------

  Printing/Publishing                          1.1%
    A. H. Belo Corporation, Class A                                                                     46,400            742,400
                                                                                                                        ---------

  Retail-Discount                              1.4%
    Dollar General Corporation                                                                          40,737            768,911
    ShopKo Stores, Inc.***                                                                              22,100            110,500
                                                                                                                        ---------
                                                                                                                          879,411
                                                                                                                        ---------

  Retail - General                             0.1%
    Tractor Supply Company***                                                                            9,800             83,300
                                                                                                                        ---------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
  Retail-Specialty                             4.2%
    Chico's FAS, Inc.***                                                                                 5,900        $   123,162
    Guitar Center Inc.***                                                                               12,800            145,600
    Linens 'n Things, Inc.***                                                                           15,700            433,713
    O'Reilly Automotive, Inc.***                                                                         8,600            230,050
    Ross Stores, Inc.                                                                                   17,500            295,313
    The Sherwin-Williams Company                                                                        18,400            484,150
    Toys 'R' Us, Inc.***                                                                                54,700            912,806
    Wilson, The Leather Experts Inc.***                                                                  4,950             69,300
                                                                                                                        ---------
                                                                                                                        2,694,094
                                                                                                                        ---------

CONSUMER STAPLES                              10.6%
  Cosmetics/Toiletry                           0.1%
    NBTY, Inc. ***                                                                                       9,700             46,075
                                                                                                                        ---------

  Restaurants                                  1.9%
    Applebee's International, Inc.                                                                       3,800            119,463
    IHOP Corp.***                                                                                        6,300            136,631
    Outback Steakhouse, Inc.***                                                                         37,600            972,900
                                                                                                                        ---------
                                                                                                                        1,228,994
                                                                                                                        ---------

  Food Producers/Distributors                  2.8%
    Flowers Industries, Inc.                                                                            23,000            362,250
    McCormick & Company, Incorporated                                                                   36,700          1,323,494
    Riviana Foods Inc.                                                                                   7,700            151,112
                                                                                                                        ---------
                                                                                                                        1,836,856
                                                                                                                        ---------

  Food Retailers                               1.5%
    Hain Celestial Group, Inc.***                                                                       25,400            825,500
    SUPERVALU Inc.                                                                                      10,800            149,850
                                                                                                                        ---------
                                                                                                                          975,350
                                                                                                                        ---------

  Media-TV/Radio/Cable                         4.3%
    Adelphia Communications Corporation***                                                              17,300            893,112
    Charter Communications, Inc.***                                                                     58,200          1,320,413
    Spherion Corporation***                                                                             48,000            543,000
                                                                                                                        ---------
                                                                                                                        2,756,525
                                                                                                                        ---------

ENERGY                                         4.7%
  Coal Gas & Pipe                              0.2%
    Pennaco Energy Inc, Inc.***                                                                          7,500            147,188
                                                                                                                        ---------

  Exploration/Drilling                         4.0%
    BJ Services Company***                                                                              12,100            833,387
    ENSCO International Incorporated                                                                    26,000            885,625
    Smith International, Inc.***                                                                        11,800            879,838
                                                                                                                        ---------
                                                                                                                        2,598,850
                                                                                                                        ---------

  Oil-Domestic                                 0.5%
    Patina Oil & Gas Corporation                                                                         8,900            213,600
    Remington Oil & Gas  Corporation***                                                                 10,600            137,800
                                                                                                                        ---------
                                                                                                                          351,400
                                                                                                                        ---------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
FINANCE                                       13.6%
  Banks                                        4.7%
    Associated Banc-Corp.                                                                               17,040        $   517,590
    First Tennessee National Corporation                                                                21,000            607,688
    Hibernia Corporation                                                                                22,300            284,325
    Marshall & Ilsley Corporation                                                                       11,900            604,877
    Pacific Century Financial Corporation                                                               11,000            194,562
    TCF Financial Corporation                                                                           11,600            516,925
    Texas Regional Bankshares, Inc.                                                                      9,680            314,600
                                                                                                                        ---------
                                                                                                                        3,040,567
                                                                                                                        ---------

  Financial Services                           2.7%
    American Capital Strategies, Ltd.                                                                    6,100            153,644
    American Financial Holdings, Inc.                                                                    4,800             99,000
    The Bear Stearns Companies Inc.                                                                     26,000          1,317,875
    Heller Financial, Inc.                                                                               6,600            202,537
                                                                                                                        ---------
                                                                                                                        1,773,056
                                                                                                                        ---------

  Insurance Companies                          5.0%
    Ambac Financial Group, Inc.                                                                         24,000          1,399,500
    Annuity and Life Re Holdings, Inc. (A)                                                               6,100            194,818
    MGIC Investment Corporation                                                                         21,000          1,416,188
    Radian Group Inc.                                                                                    1,500            112,594
    Reinsurance Group of America, Incorporated                                                           2,300             81,650
                                                                                                                        ---------
                                                                                                                        3,204,750
                                                                                                                        ---------

  Real Estate Investment                       1.2%
    AMB Property Corporation                                                                             6,100            157,456
    Great Lakes - REIT                                                                                   5,900            102,513
    Kimco Realty Corporation                                                                             1,500             66,281
    Liberty Property Trust                                                                               5,300            151,381
    Reckson Associates Realty Corporation                                                                5,900            147,869
    Sun Communities, Inc.                                                                                4,300            144,050
                                                                                                                        ---------
                                                                                                                          769,550
                                                                                                                        ---------

HEALTHCARE                                    11.6%
  Biotech-Spec. Pharmaceutical                 2.6%
    Biogen, Inc.***                                                                                     10,000            600,625
    Genzyme Corporation Biosurgery Division***                                                             357              3,101
    IDEXX Laboratories, Inc.***                                                                         44,100            970,200
    QLT, Inc. (A)***                                                                                     5,000            140,000
                                                                                                                        ---------
                                                                                                                        1,713,926
                                                                                                                        ---------

  Drugs                                        4.0%
    Chiron Corporation***                                                                                9,500            422,750
    Genzyme Corporation***                                                                              11,700          1,052,269
    ICN Pharmaceuticals, Inc.                                                                           36,900          1,132,369
                                                                                                                        ---------
                                                                                                                        2,607,388
                                                                                                                        ---------

  Medical Products/Supplies                    5.0%
    Apogent Technologies, Inc.***                                                                       32,200            660,100
    Biomet, Inc.                                                                                        18,300            726,281
    DENTSPLY International Inc.                                                                          1,500             58,688
    Ocular Sciences, Inc.***                                                                            10,700            124,388
    Omnicare, Inc.                                                                                      36,900            797,963
    Sybron Dental International Corporation***                                                          10,733            181,119
    Varian Medical Systems, Inc.***                                                                     10,100            686,168
                                                                                                                        ---------
                                                                                                                        3,234,707
                                                                                                                        ---------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
TECHNOLOGY                                    15.9%
  Communication Equipment                      1.1%
    Andrew Corporation***                                                                               30,000           $652,500
    Corvis Corporation***                                                                                2,000             47,625
                                                                                                                        ---------
                                                                                                                          700,125
                                                                                                                        ---------

  Computer Related                             2.2%
    Electronics Boutique Holdings Corp.***                                                               7,600            133,000
    Handspring, Inc.***                                                                                 21,100            821,581
    Quantum Corporation (DSSG)***                                                                       21,900            291,544
    Storage Technology Corporation***                                                                   20,600            185,400
    StorageNetworks, Inc.***                                                                               700             17,369
                                                                                                                        ---------
                                                                                                                        1,448,894
                                                                                                                        ---------

  Computer Software/Services                   6.7%
    Affiliated Computer Services, Inc.***                                                               14,500            879,969
    ANSYS, Inc.***                                                                                      26,700            300,375
    Concord EFS, Inc.***                                                                                17,200            755,725
    Fair,  Issac and Company Incorporated                                                                2,300            117,300
    Investment Technology Group, Inc.***                                                                 5,900            246,325
    Keane, Inc.***                                                                                      37,400            364,650
    McDATA Corporation***                                                                                5,000            273,750
    SunGard Data Systems Inc.***                                                                        15,600            735,150
    Synopsys, Inc.***                                                                                   13,700            649,894
                                                                                                                        ---------
                                                                                                                        4,323,138
                                                                                                                        ---------

  Electronics                                  2.9%
    Arrow Electronics, Inc.***                                                                          18,600            532,425
    Cable Design Technologies Corporation***                                                             6,750            113,484
    W. W. Grainger, Inc.                                                                                16,000            584,000
    Micros Systems, Inc.***                                                                             10,900            198,925
    Teradyne, Inc.***                                                                                   11,600            432,100
                                                                                                                        ---------
                                                                                                                        1,860,934
                                                                                                                        ---------

  Semiconductors                               3.0%
    Atmel Corporation***                                                                                37,200            432,450
    ATMI, Inc.***                                                                                       16,800            327,600
    Dallas Semiconductor Corporation                                                                    17,000            435,625
    LSI Logic Corporation***                                                                            16,200            276,858
    Quantum Corporation (HDDS)***                                                                       15,450            123,600
    Varian Semiconductor Equipment Associates, Inc.***                                                  14,200            337,250
                                                                                                                        ---------
                                                                                                                        1,933,383
                                                                                                                        ---------

TRANSPORTATION                                 0.8%
  Transportation-Miscellaneous                 0.2%
    The Hertz Corporation, Class A                                                                       3,000            102,375
                                                                                                                        ---------

  Trucking & Shipping                          0.6%
    Airborne Freight Corporation                                                                         5,900             57,525
    USFreightways Corporation                                                                            7,900            237,617
    Werner Enterprises, Inc.                                                                             5,600             95,200
                                                                                                                        ---------
                                                                                                                          390,342
                                                                                                                        ---------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                     Shares              Value
UTILITIES                                      7.6%
  Electric Power                               6.7%
    Cleco Corporation                                                                                   15,000           $821,250
    Constellation Energy Group                                                                          19,000            856,187
    CP&L CVO***                                                                                         12,000              5,400
    PPL Corporation                                                                                     17,000            768,188
    Progress Energy Inc.                                                                                15,305            752,815
    UtiliCorp United Inc.                                                                               18,000            558,000
    Wisconsin Energy Corporation                                                                        26,000            586,625
                                                                                                                        ---------
                                                                                                                        4,348,465
                                                                                                                        ---------

  Natural Gas                                  0.9%
    MDU Resources Group, Inc.                                                                            4,600            149,500
    Peoples Energy Corporation                                                                           2,500            111,875
    Questar Corporation                                                                                  6,700            201,418
    WGL Holdings Inc.                                                                                    3,400            103,488
                                                                                                                        ---------
                                                                                                                          566,281
                                                                                                                        ---------

MISCELLANEOUS                                  2.1%
  Professional Services                        2.1%
    Corvel Corporation***                                                                                3,600            124,650
    Manpower Inc.                                                                                       29,000          1,102,000
    Strayer Education, Inc.                                                                              5,700            145,706
                                                                                                                        ---------
                                                                                                                        1,372,356
                                                                                                                        ---------

       TOTAL COMMON STOCKS
       (COST: $54,829,927)                                                                                             62,865,824
                                                                                                                        ---------

PREFERRED STOCKS:                              0.2%

  Real Estate/REITS                            0.2%
    General Growth - REIT                                                                                6,600            161,700
                                                                                                                        ---------

       TOTAL PREFERRED STOCKS
       (COST: $147,708)                                                                                                   161,700
                                                                                                                        ---------

       TOTAL INVESTMENTS, MID-CAP
       STOCK FUND (COST: $56,747,769)**                                                                               $64,797,658
                                                                                                                       ==========

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $56,747,652. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation.................................  $12,014,579
  Gross unrealized depreciation.................................   (3,964,573)
                                                                   ----------
  Net unrealized appreciation...................................   $8,050,006
                                                                   ==========

***This security is non-income producing.

(A) Securities issued by foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 1.2% of the total net assets.

ADR      American Depository Receipt
PLC      Public Limited Company
REIT     Real Estate Investment Trust

See accompanying notes to financial statements.

                              EMERGING GROWTH FUND
                             Schedule of Investments
                                December 31, 2000

                                             % Net    Quality Rating   Annualized       Maturity        Shares/Par
                                            Assets     (Unaudited)*       Yield           Date            Amount            Value
SHORT-TERM INVESTMENTS:                      12.3%

REGISTERED INVESTMENT COMPANY                 0.0%
    State Street Prime Money Market                                       6.530%                            101      $        101
                                                                                                                        ---------

COMMERCIAL PAPER                             12.3%
    Federal Home Loan Bank Cons Discount Note             AAA             5.500         01/02/01       $387,000           386,941
    Federal Home Loan Mortgage Discount Note              AAA             5.700         01/02/01        832,000           831,868
                                                                                                                        ---------
                                                                                                                        1,218,809
                                                                                                                        ---------
       TOTAL SHORT-TERM INVESTMENTS
       (COST: $1,218,910)                                                                                               1,218,910
                                                                                                                        ---------

                                             % Net
LONG-TERM INVESTMENTS:                      Assets                                                        Shares            Value
COMMON STOCKS:                               89.6%
CAPITAL GOODS                                 7.6%
    Boeing Co.                                                                                              500            33,000
    Caterpillar, Inc.                                                                                       300            14,194
    Danaher Corp.                                                                                           100             6,837
    Deere & Co.                                                                                             400            18,325
    General Dynamics Corp.                                                                                  650            50,700
    General Electric Co.                                                                                    170             8,149
    Minnesota Mining and Manufacturing Company                                                              450            54,225
    Tyco International, Ltd. (A)                                                                          7,120           395,160
    United Technologies Corp.                                                                             2,150           169,044
                                                                                                                        ---------
                                                                                                                          749,634
                                                                                                                        ---------

CONSUMER CYCLICAL                             1.5%
    American Eagle Outfitters, Inc. ***                                                                     200             8,450
    Diageo (F)                                                                                            5,400            60,560
    Gap, Inc.                                                                                               300             7,650
    Home Depot, Inc.                                                                                        510            23,301
    Nike, Inc., Class B                                                                                     400            22,325
    Wal-Mart Stores, Inc.                                                                                   500            26,562
                                                                                                                        ---------
                                                                                                                          148,848
                                                                                                                        ---------

CONSUMER STAPLES                              9.3%
    Anheuser-Busch Co., Inc.                                                                              1,225            55,738
    Archer Daniels Midland Co.                                                                              100             1,490
    Coca-Cola Enterprise, Inc.                                                                              500             9,500
    ConAgra Foods, Inc.                                                                                     850            22,100
    Coors Adolph Co., Class B                                                                               250            20,078
    CVS Corporation                                                                                       1,250            74,922
    General Mills, Inc.                                                                                     800            35,650
    Gillette Co.                                                                                            300            10,837
    Heinz (H.J.) Co.                                                                                        200             9,488
    Hershey Foods Corp.                                                                                     685            44,097
    Kimberly-Clark Corp.                                                                                    435            30,750
    Kroger Co. ***                                                                                        1,700            46,006
    Pepsi Bottling Group, Inc.                                                                              100             3,994
    PepsiCo. Inc.                                                                                           500            24,781
    Philip Morris Cos., Inc.                                                                              2,460           108,240
    Procter & Gamble Co.                                                                                     80             6,275
    Quaker Oats Co.                                                                                         470            45,766
    RadioShack Corp.                                                                                        220             9,419
    Safeway, Inc. ***                                                                                     2,040           127,500
    Sara Lee Corp.                                                                                        1,000            24,562
    SYSCO Corp.                                                                                           1,900            57,000
    Unilever N.V., ADR (A)                                                                                1,560            98,182
    Walgreen Co.                                                                                            860            35,959
    Wrigley (WM.) JR Co.                                                                                    250            23,953
                                                                                                                        ---------
                                                                                                                          926,287
                                                                                                                        ---------

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                       Shares            Value
ENERGY                                        2.2%
    Baker Hughes, Inc.                                                                                      550           $22,859
    Burlington Resources, Inc.                                                                              500            25,250
    Coastal Corp.                                                                                           700            61,819
    Enron Corp.                                                                                             420            34,912
    EOG Resources, Inc.                                                                                     910            49,766
    Noble Drilling Corp. ***                                                                                370            16,072
    Phelps Dodge Corp.                                                                                      100             5,581
    Transocean Sedco Forex Inc.                                                                             140             6,440
                                                                                                                        ---------
                                                                                                                          222,699
                                                                                                                        ---------

FINANCE                                       4.8%
    Citigroup Inc.                                                                                        2,820           143,996
    Federal Home Loan Mortgage Corp.                                                                      1,780           122,598
    Federal National Mortgage Association                                                                 1,965           170,464
    Household International, Inc.                                                                           580            31,900
    Morgan Stanley Dean Witter & Co.                                                                         90             7,132
                                                                                                                        ---------
                                                                                                                          476,090
                                                                                                                        ---------

FINANCIAL SERVICES                           15.2%
    ACE, Ltd. (A)                                                                                           750            31,828
    AFLAC, Inc.                                                                                           1,630           117,666
    The Allstate Corp.                                                                                      550            23,959
    American International Group, Inc.                                                                    2,130           209,938
    Arthur J. Gallagher & Co.                                                                               250            15,906
    BB & T Corp.                                                                                            100             3,731
    Bear Stearns Cos., Inc.                                                                                 160             8,110
    Biotech Holders Trust, ADR (A)                                                                          100            17,031
    Capital One Financial Corp.                                                                             140             9,214
    Charter One Financial, Inc.                                                                             200             5,775
    Chubb Corp.                                                                                             570            49,305
    CIGNA Corp.                                                                                             260            34,398
    Comerica, Inc.                                                                                          900            53,438
    Fifth Third Bancorp                                                                                     400            23,900
    Golden West Financial Group                                                                           2,240           151,200
    Goldman Sachs Group, Inc.                                                                                20             2,139
    Hartford Financial Services Group Inc.                                                                  240            16,950
    Ing Groep N.V. (F)                                                                                      200            16,061
    John Hancock Financial Services                                                                         200             7,525
    Lehman Brothers Holdings, Inc.                                                                          220            14,878
    Mellon Financial Corp.                                                                                1,410            69,354
    Merrill Lynch & Co., Inc.                                                                             1,020            69,551
    National City Corp.                                                                                     100             2,897
    Northern Trust Corp.                                                                                    610            49,753
    PNC Financial Services Group                                                                          1,180            86,214
    St. Paul Cos., Inc.                                                                                   1,070            58,114
    State Street Corp.                                                                                      150            18,632
    Synovus Financial Corp.                                                                                 300             8,092
    UnumProvident Corp.                                                                                   1,170            31,444
    USA Education, Inc.                                                                                     900            61,200
    Washington Mutual, Inc.                                                                               1,750            92,859
    Wells Fargo & Co.                                                                                       800            44,550
    XL Capital Ltd., Class A (A)                                                                          1,110            96,986
                                                                                                                        ---------
                                                                                                                        1,502,598
                                                                                                                        ---------

HEALTHCARE                                   21.0%
    Abbott Laboratories                                                                                   1,050            50,859
    Abgenix, Inc. ***                                                                                       440            25,987
    Albany Molecular Research, Inc. ***                                                                      75             4,622
    Allergan, Inc.                                                                                          620            60,024
    ALZA Corporation ***                                                                                  2,940           124,950
    American Home Products Corporation                                                                      350            22,243
    Andrx Group ***                                                                                       1,290            74,659

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                       Shares            Value
HEALTHCARE (Continued)
    Applera Corp-Applied Biosystem Group                                                                  1,595          $150,030
    Biovail Corp. (A) ***                                                                                   630            24,469
    Bristol-Meyers Squibb Company                                                                         1,850           136,784
    Cardinal Health, Inc.                                                                                 1,365           135,988
    Genentech, Inc. ***                                                                                   1,270           103,505
    HCA-The Healthcare Co.                                                                                2,410           106,064
    Human Genome Sciences, Inc. ***                                                                         190            13,169
    IDEC Pharmaceuticals Corp. ***                                                                           85            16,113
    Illumina, Inc. ***                                                                                      240             3,855
    Immunex Corp. ***                                                                                     1,190            48,344
    Johnson & Johnson                                                                                       465            48,854
    Eli Lilly & Co.                                                                                         250            23,266
    McKesson HBOC, Inc.                                                                                     800            28,712
    Medarex, Inc. ***                                                                                        80             3,260
    Medtronic, Inc.                                                                                         460            27,772
    Merck & Co., Inc.                                                                                       450            42,131
    Millennium Pharmaceuticals, Inc. ***                                                                    140             8,663
    Mylan Laboratories, Inc.                                                                                180             4,534
    Pfizer, Inc.                                                                                          2,950           135,700
    Pharmacia Corp.                                                                                         300            18,300
    Quest Dianostics, Inc.                                                                                  750           106,500
    Schering-Plough Crop.                                                                                 1,300            73,775
    Sepracor, Inc. ***                                                                                      980            78,523
    Senora S.A., ADR (A) ***                                                                              2,400            57,450
    Shire Pharmaceuticals Group PLC, ADR (A) ***                                                            100             4,606
    Tenet Healthcare Corp. ***                                                                              915            40,660
    Teva Pharmaceutical Industries, Ltd., ADR (A)                                                         1,600           117,200
    Waters Corp. ***                                                                                        920            76,820
    Watson Pharmaceuticals, Inc. ***                                                                      1,080            55,283
    Wellpoint Health Networks, Inc. ***                                                                     190            21,897
                                                                                                                        ---------
                                                                                                                        2,075,571
                                                                                                                        ---------

TECHNOLOGY                                   15.3%
    Agilent Technologies, Inc. ***                                                                          300            16,425
    Alcatel S.A, ADR (A)                                                                                    125             6,992
    Automatic Data Processing, Inc.                                                                         660            41,786
    BEA Systems, Inc. ***                                                                                   850            57,216
    Cerner Corp. ***                                                                                        100             4,625
    Check Point Software Technologies ***                                                                 1,285           171,628
    Cintas Corp.                                                                                            300            15,956
    Cisco Systems, Inc. ***                                                                               8,600           328,950
    Computer Network Technology Corp. ***                                                                   260             7,491
    EMC Corp. ***                                                                                         2,080           138,320
    Emulex Corp. ***                                                                                         40             3,198
    Extreme Networks, Inc. ***                                                                              540            21,127
    FedEx Corp. ***                                                                                         100             3,996
    i2 Technologies, Inc. ***                                                                               120             6,525
    Micron Technology, Inc. ***                                                                             500            17,750
    Microsoft Corp. ***                                                                                     440            19,085
    Nortel Networks Corp. (A)                                                                               975            31,261
    Oracle Corp. ***                                                                                     15,000           435,938
    Powerwave Technologies, Inc. ***                                                                        200            11,700
    RF Micro Devices, Inc. ***                                                                              400            10,975
    Texas Instruments Incorporated                                                                        1,655            78,406
    VERITAS Software Corp. ***                                                                              960            84,000
                                                                                                                        ---------
                                                                                                                        1,513,350
                                                                                                                        ---------

TELECOMMUNICATIONS                            5.0%
        CIENA Corp. ***                                                                                   1,135            92,361
        Clear Channel Communications ***                                                                    225            10,898
        Converse Technology, Inc. ***                                                                       715            77,667
        Corning, Inc.                                                                                       305            16,108
        Nokia Oyj, ADR (A)                                                                                3,770           163,995
        Qlogic Corp. ***                                                                                     24             1,848

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                       Shares            Value
TELECOMMUNICATIONS (Continued)
    QUALCOMM, Inc. ***                                                                                    1,420          $116,706
    Sawtek, Inc. ***                                                                                        150             6,928
    Viacom, Inc., Class B ***                                                                               100             4,675
                                                                                                                        ---------
                                                                                                                          491,186
                                                                                                                         ---------

UTILITIES                                     7.7%
    AES Corp. ***                                                                                         2,360           130,685
    American Electric Power Co., Inc.                                                                       510            23,715
    Calpine Corp. ***                                                                                     4,740           213,596
    Constellation Energy Group                                                                              370            16,673
    Dominion Resources Inc./VA                                                                              100             6,700
    DTE Energy Co.                                                                                          150             5,841
    Duke Energy Corp.                                                                                       920            78,430
    Dynegy, Inc. Class A                                                                                    770            43,168
    El Paso Energy Corp.                                                                                    840            60,165
    Exelon Corp.                                                                                          1,170            82,146
    FLP Group, Inc.                                                                                         200            14,350
    NiSource Inc.                                                                                           200             6,150
    Orion Power Holdings, Inc. ***                                                                          200             4,925
    Public Service Enterprise Group, Inc.                                                                   460            22,368
    Reliant Energy, Inc.                                                                                    910            39,414
    Southern Co.                                                                                            350            11,638
    Southern Energy, Inc. ***                                                                               160             4,530
                                                                                                                        ---------
                                                                                                                          764,494
                                                                                                                        ---------

       TOTAL COMMON STOCKS
       (COST: $9,010,272)                                                                                               8,870,757
                                                                                                                        ---------

       TOTAL INVESTMENTS, EMERGING
       GROWTH FUND (COST: $10,229,182)                                                                                $10,089,667
                                                                                                                       ==========

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

 **At December 31, 2000, the cost of securities for federal income tax purposes was $10,383,037. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation.................................   $423,634
  Gross unrealized depreciation.................................   (717,004)
                                                                  ---------
  Net unrealized depreciation...................................  ($293,370)
                                                                  =========

***This security is non-income producing.

(A) Securities issued by foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 10.6% of the total net assets.

(F) Securities issued by foreign entities are denominated in their local currency. Shown here is the USD, converted at period end exchange rates. The aggregate value of these securities is 0.8% of total net assets.

ADR    American Depository Receipt
PLC    Public Limited Company

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                             Schedule of Investments
                                December 31, 2000

                                             % Net    Quality Rating   Annualized       Maturity        Shares/Par
                                            Assets     (Unaudited)*       Yield           Date            Amount            Value
SHORT-TERM INVESTMENTS:                      18.4%

REGISTERED INVESTMENT COMPANY                 0.1%
    State Street Prime Money Market                                       6.530%                            8,976  $        8,976
                                                                                                                        ---------
COMMERCIAL PAPER                             18.3%
    Federal Home Loan Bank Cons Discount Note             AAA             5.500         01/02/01      $   601,000         600,908
    Federal Home Loan Mortgage Discount Note              AAA             5.700         01/02/01        1,295,000       1,294,795
                                                                                                                        ---------
                                                                                                                        1,895,703
                                                                                                                        ---------
       TOTAL SHORT-TERM INVESTMENTS
       (COST: $1,904,679)                                                                                               1,904,679
                                                                                                                        ---------
                                                      Quality Rating     Coupon         Maturity            Par
LONG-TERM INVESTMENTS:                                 (Unaudited)*       Rate            Date            Amount            Value
CORPORATE BONDS:                             76.9%
BASIC MATERIALS                               2.3%
    Buckeye Technologies, Inc.                            BA3/BB-         8.000%        10/15/10          $50,000          44,375
    Huntsman ICI Chemicals LLC Senior
     Subordinated Note                                     B2/B+         10.125         7/1/09            100,000          97,250
    Sovereign Specialty Chemicals, Inc. Senior
     Subordinated Note                                     B3/B-         11.875         3/15/10            50,000          48,000

    U.S. Timberlands Klam/Fin, Senior Note                B2/B+           9.625         11/15/07           60,000          48,000
                                                                                                                        ---------
                                                                                                                          237,625
                                                                                                                        ---------
BUILDING AND CONTRUCTION                      3.4%
    American Standard, Inc. Senior Note                   BA2/BB+         7.375         2/1/08            105,000          98,700
    Atrium Cos., Inc. Series B Senior
     Subordinated Note                                    B3/B-          10.500         5/1/09             50,000          38,750
    D R Horton, Inc., Senior Subordinated Note            BA3/B+          9.750         9/15/10            50,000          47,000
    Lennar Corp. Senior Note                              BA1/BB+         9.950         5/1/10             29,000          29,580
    MMI Products, Inc. Series B, Senior
     Subordinated Note                                    B2/B-          11.250         4/15/07            50,000          48,750
    Nortek, Inc.                                          B1/B+           9.250         3/15/07           100,000          91,250
                                                                                                                        ---------
                                                                                                                          354,030
                                                                                                                        ---------
CHEMICALS AND DRUGS                           1.5%
    Lyondell Chemical Co., Series A, Senior Note          BA3/BB          9.625         5/1/07            100,000          97,000
    Sterling Chemicals, Inc.                              B3/BB-         12.375         7/15/06            65,000          59,800
                                                                                                                        ---------
                                                                                                                          156,800
                                                                                                                        ---------
COMMUNICATION                                 8.8%
    Alligiance Telecom, Inc., Senior Note                 B3/B           12.875         5/15/08           105,000         102,375
    Centennial Cellular Operating Co., Senior
     Subordinated Note                                    B3/B-          10.750         12/15/08           50,000          47,000
    Charter Commercial Holdings LLC, Senior Note          B2/B+           8.250         4/1/07            155,000         140,275
    Exodus Communications, Inc., 144A Senior Note (C)     B3/B           11.625         7/15/10            75,000          66,750
    ITC DeltaCom, Inc. Senior Note                        B2/B+           9.750         11/15/08           50,000          37,500
    Nextel Comm., Inc., Step Coupon,Senior
     Disc. Note (B)                                       B1/B            9.950         2/15/08           210,000         153,300
    Nextel Int'l Inc. Washington, 144A, Senior
     Disc. Note (C)                                       NA/B-          12.750         8/1/10             50,000          40,000
    NEXTLINK Communications, Inc., Senior Note            B2/B           10.750         6/1/09            100,000          82,000
    Rural Cellular Corp., Series B, Senior
     Subordinated Note                                    B3/B-          9.625          5/15/08            70,000          64,400
    Telewest Communications PLC, Senior Note (A)          B1/B+           9.875         2/1/10            110,000          95,700
    Williams Communication Group, Inc. Senior Note        B2/B+          11.700         8/1/08            105,000          84,000
                                                                                                                        ---------
                                                                                                                          913,300
                                                                                                                        ---------
CONSUMER CYCLICAL                             0.6%
    WestPoint Stevens, Inc. Senior Note                   B1/BB-          7.875         6/15/08            25,000          18,000
    WestPoint Stevens, Inc. Senior Note                   B1/BB-          7.875         6/15/05            65,000          48,425
                                                                                                                        ---------
                                                                                                                           66,425
                                                                                                                        ---------
CONSUMER SERVICES                             2.0%
    Iron Mountain, Inc., Senior Subordinated Note         B2/B           10.125         10/1/06           100,000         103,500
    Prime Hospitality Corp., Series B, Senior
     Subordinated Note                                    B1/B+           9.750         4/1/07            100,000         100,500
                                                                                                                        ---------
                                                                                                                          204,000
                                                                                                                        ---------

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
CONSUMER STAPLES                              1.4%
    Remington Products Co. LLC, Series B,
     Senior Sub. Note                                     B3/CCC+        11.000%        5/15/06           $65,000       $  50,781
    Samsonite Corp., Senior Subordinated Note             B3/CCC+        10.750         6/15/08            70,000          46,550
    Simmons Co., Series B, Senior Subordinated Note       B3/B-          10.250         3/15/09            50,000          46,250
                                                                                                                        ---------
                                                                                                                          143,581
                                                                                                                        ---------

CONTAINERS/PACKAGING                          3.2%
    Ball Corp., Senior Subordinated Note                  B1/BB-          8.250         8/1/08            105,000         101,063
    Consolidated Container Co. LLC, Senior Note           B2/B           10.125         7/15/09            55,000          48,675
    Gaylord Container Corp., Series B, Senior Note        B3/B-           9.750         6/15/07            55,000          34,650
    Riverwood International Corp., Senior Note            B3/B-          10.250         4/1/06            100,000          99,750
    U.S. Can Corp.,144A, Series B, Senior Sub. Note (C)   B3/B           12.375         10/1/10            50,000          49,250
                                                                                                                        ---------
                                                                                                                          333,388
                                                                                                                        ---------

DEFENSE ELECTRONICS                           0.9%
    L-3 Communications Corp.                              B2/B+           8.000         8/1/08            105,000          96,600
                                                                                                                        ---------

DURABLE GOODS                                 1.5%
    Hayes Wheels International, Inc., Senior Note         B2/B           11.000         7/15/06            55,000          41,250
    Lear Corp. Subordinated Note                          BA3/BB-         9.500         7/15/06            10,000           9,700
    Lear Seating Corp. Subordinated Note                  BA3/BB-         8.250         2/1/02            100,000          99,637
                                                                                                                        ---------
                                                                                                                          150,587
                                                                                                                        ---------

ENERGY                                        6.5%
    Chesapeake Energy Corp., Series B, Senior Note        B2/B            9.625         5/1/05             55,000          56,581
    Grant Prideco, Inc., Senior Note, 144A (C)            BA3/BB          9.625         12/1/07           150,000         154,875
    HS Resources, Inc., Senior Subordinated Note          B2/B+           9.250         11/15/06          100,000         100,500
    Ocean Energy, Inc., Series B, Senior
     Subordinated Note                                    BA3/BB+         8.875         7/15/07            60,000          61,800
    P&L Coal Holdings Corp, Series B, Senior Note         BA3/B+          8.875         5/15/08           100,000         100,750
    Pioneer Natural Resources Co., Senior Note            BA2/BB+         9.625         4/1/10             95,000         101,418
    Triton Energy, Ltd., Senior Note                      BA3/BB-         8.875         10/1/07           100,000         101,125
                                                                                                                        ---------
                                                                                                                          677,049
                                                                                                                        ---------

FINANCE                                       5.0%
    Actuant Fin Corp., Senior Subordinated Note           B3/B           13.000         5/1/09             50,000          45,500
    Global Crossings Holdings, Ltd., Senior Note (A)      BA2/BB          9.625         5/15/08           155,000         145,700
    ONO Finance PLC, Senior Note (A)                      NA/CCC+        13.000         5/1/09            130,000          94,900
    Silgan Holdings, Inc., Senior Subordinated Debenture  B1/B            9.000         6/1/09            110,000          94,600
    Thermadyne Manuf. LLC/Capital Corp., Senior Sub Note  B3/CCC+         9.875         6/1/08             70,000          44,100
    Willis Corroon Corp., Senior Subordinated Note        BA3/B+          9.000         2/1/09            110,000          97,900
                                                                                                                        ---------
                                                                                                                          522,700
                                                                                                                        ---------

HEALTHCARE SERVICES                           2.1%
    HCA Healthcare Co.                                    BA2/BB+         8.750         9/1/10            110,000         116,156
    Tenet Healthcare Corp., Senior Note                   BA1/BB+         8.000         1/15/05           100,000         101,250
                                                                                                                        ---------
                                                                                                                          217,406
                                                                                                                        ---------

INDUSTRIALS                                   2.9%
    ACME Television LLC, Senior Note, Series B (B)        B3/B-           1.000         9/30/04            25,000          21,625
    Blount, Inc., Senior Subordinated Note                B3/B-          13.000         8/1/09             50,000          38,500
    Buckeye Cellulose Corp. Senior Subordinated Note      BA3/BB-         9.250         9/15/08            50,000          48,000
    Flextronics Int'l, Ltd, 144A Senior Sub.
     Note (A) (C)                                         BA3/B+          9.875         7/1/10            195,000         190,125
                                                                                                                        ---------
                                                                                                                          298,250
                                                                                                                        ---------

MACHINERY                                     1.5%
    Columbus McKinnon Corp., Senior Subordinated Note     B2/B            8.500         4/1/08             60,000          47,250
    R&B Falcon Corp., Senior Note                         BA3/B+          9.500         12/15/08           45,000          49,050
    Terex Corp., Senior Subordinated Note                 B2/B            8.875         4/1/08             65,000          55,981
                                                                                                                        ---------
                                                                                                                          152,281
                                                                                                                        ---------

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
MEDIA                                         0.4%
    Ekabel Hesen GMBH, 144A Senior Note (A)(C)            B3/B-          14.500%        9/1/10            $50,000         $42,250
                                                                                                                        ---------
METALS AND MINING                             0.9%
    AK Steel Corp., Senior Note                           BA2/BB          9.125         12/15/06           50,000          47,625
    Kaiser Aluminum & Chemical Corp., Senior Note         B1/B            9.875         2/15/02             5,000           4,400
    WCI Steel, Inc. Series B, Senior Note                 B2/B+          10.000         12/1/04            60,000          42,600
                                                                                                                        ---------
                                                                                                                           94,625
                                                                                                                        ---------
PRINTING                                      1.1%
    Hollinger International Publishing, Inc.              BA3/BB-         9.250         3/15/07           110,000         110,000
                                                                                                                        ---------
RECREATION                                    6.9%
    Agrosy Gaming Co., Senior Note                        B2/B           10.750         6/1/09             45,000          46,912
    Aztar Corp., Senior Subordinated Note                 B2/B+           8.875         5/15/07            50,000          48,250
    Boyd Gaming Corp., Senior Subordinated Note           B1/B+           9.500         7/15/07            20,000          17,700
    Coast Hotels and Casinos, Inc., Senior
     Subordinated Note                                    B3/B-           9.500         4/1/09             50,000          48,437
    HMH Properties, Inc., Series C, Senior Note           BA2/BB          8.450         12/1/08           100,000          97,000
    Horseshoe Gaming Holding Corp., Series B,
     Senior Sub. Note                                     B2/B+           8.625         5/15/09            60,000          58,725
    Mandalay Resort Group, Senior Note                    BA2/NR          9.500         8/1/08             95,000          94,050
    MGM Mirage, Inc., Senior Subordinated Note            BA2/BB+         9.750         6/1/07             95,000          99,275
    Park Place Entertainment Corp., Senior
     Subordinated Note                                    BA2/BB+         8.875         9/15/08           100,000         101,000
    Station Casinos, Inc., Senior Subordinated Note       B1/B+           9.875         7/1/10            100,000         102,625
                                                                                                                        ---------
                                                                                                                          713,974
                                                                                                                        ---------
RETAIL                                        1.8%
    Finalay Find Jewelry Corp. Senior Note                BA3/B+          8.375         5/1/08             75,000          66,750
    J. Crew Operating Corp., Senior Subordinated Note     B3/CCC+        10.375         10/15/07           50,000          43,000
    Williams Scotsman, Inc., Senior Note                  B3/B-           9.875         6/1/07            100,000          79,000
                                                                                                                        ---------
                                                                                                                          188,750
                                                                                                                        ---------
SCHOOLS                                       0.4%
    KinderCare Learning Centers, Inc., Series B,
     Senior Sub Note                                      B3/B-           9.500         2/15/09            50,000          45,000
                                                                                                                        ---------
TECHNOLOGY                                    5.0%
    Argo-Tech Corp.                                       B3/B-           8.625         10/1/07            60,000          47,400
    BE Aerospace, Inc., Senior Subordinated Note          B2/B            9.500         11/1/08           100,000          99,250
    K & F Industries, Inc., Series B, Senior
     Subordinated Note                                    B3/B-           9.250         10/15/07          100,000          96,750
    Level 3 Communications, Inc., Senior Note             B3/B            9.125         5/1/08            100,000          80,750
    Metromedia Fiber Network, Inc., Series B, Senior Note B2/B+          10.000         11/15/08          100,000          83,000
    Unisys Corp.                                          BA1/BB+        11.750         10/15/04           10,000          10,550
    Unisys Corp., Senior Note                             BA1/BB+         7.875         4/1/08            105,000          97,388
                                                                                                                        ---------
                                                                                                                          515,088
                                                                                                                        ---------
TELECOMMUNICATIONS                           15.8%
    Adelphia Communications Corp., Series B, Senior Note  B2/B+           8.375         2/1/08            100,000          86,000
    Chancellor Corp.                                      BA1/BBB-        8.000         11/1/08           100,000         100,625
    Citadel Broadcasting Co., Senior Subordinated Note    B3/B-           9.250         11/15/08           50,000          48,500
    COLT Telecom Group, PLC, Step Coupon Sr.
     Disc. Note (A) (B)                                   B1/B+          12.000         12/15/06          110,000          99,550
    Crown Castle International Corp., Senior Note         B3/B           10.750         8/1/11            100,000         104,000
    Echostar DBS Corp., Senior Note                       B1/B+           9.375         2/1/09            150,000         145,500
    Energis PLC, Senior Note (A)                          B1/B+           9.750         6/15/09           100,000          91,000
    Focal Communications Corp., Series B, Senior Note     B3/B-          11.875         1/15/10            50,000          34,000
    GT Group Telecom, Inc., Step Coupon Sr. Disc.
     Note (A) (B)                                         NA/B-          13.250         2/1/10             50,000          16,500
    Insight Midwest/Insight Captial, Inc., Senior Note    B1/B+           9.750         10/1/09            50,000          49,625
    LIN Holdings Corp., Step Coupon Senior Discount
     Note (B)                                             B3/B-          10.000         3/1/08             70,000          51,275
    NTL Comm. Corp., Step Coupon Sr. Note Series B (B)    B2/B           12.375         10/1/08           175,000          94,500
    Paxson Communications Corp., Senior Subordinated
     Note                                                 B3/B-          11.625         10/1/02           150,000         151,500
    Pecunia 1 Vermogensverwaltung, 144A Senior
     Note (A) (C)                                         NA/NA          14.000         7/15/10            50,000          44,750
    SBA Comm. Corp. Senior Discount Note, Step Coupon (B) NA/NA          12.000         3/1/08             55,000          42,625
    Spectrasite Holdings, Inc., Series B, Senior
     Discount Note                                        B3/B-          10.750         3/15/10            50,000          46,375
    Tele 1 Europe B.V. Senior Note (A)                    B3/B-          13.000         5/15/09            55,000          48,950

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                             % Net    Quality Rating     Coupon         Maturity            Par
                                            Assets     (Unaudited)*       Rate            Date            Amount            Value
TELECOMMUNICATIONS (Continued)
    TeleCorp PCS Inc., Senior Subordinated Note           B3/NA          10.625%        7/15/10         $  50,000      $   50,750
    Telemundo Hold., Inc., Step Coupon Sr. Disc.
     Note Series B (B)                                    NA/CCC+        11.500         8/15/08            50,000          33,750
    Time Warner Telecom, Inc., Senior Note                B2/B-           9.750         7/15/08            50,000          46,000
    United Pan-Europe, Series B, Yankee Senior Note (A)   B2/B           10.875         8/1/09             50,000          32,000
    Voicestream Wireless Corp. Senior Note                B2/B-          10.375         11/15/09          110,000         117,837
    World Wide Fiber Inc. Senior Note                     B3/B           12.000         8/1/09             65,000          48,425
    Young Broadcasting Inc., Series B, Senior
     Subordinated                                         B2/B            8.750         6/15/07            55,000          49,844
                                                                                                                        ---------
                                                                                                                        1,633,881
                                                                                                                        ---------
TRANSPORTATION                                0.4%
    GulfMark Offshore, Inc., Senior Note                  B1/BB-          8.750         6/1/08             50,000          46,625
                                                                                                                         ---------
WASTE DISPOSAL                                0.6%
     Allied Waste North America, Inc., Series B
      Senior Note                                         BA3/BB-         7.625         1/1/06             50,000          47,375
     Allied Waste North America, Inc., Series
      Subordinate Note                                    B2/B+          10.000         8/1/09             15,000          14,138
                                                                                                                        ---------
                                                                                                                           61,513
                                                                                                                        ---------
       TOTAL CORPORATE BONDS (COST: $8,108,776)                                                                         7,975,728
                                                                                                                        ---------
                                             % Net
                                            Assets                                                         Shares           Value
PREFERRED STOCKS:                             2.8%
FINANCE                                       0.9%
    Freseinius Medical Care Capital Trust 7.875% PIK                                                      105,000          95,550
                                                                                                                        ---------
MEDIA                                         1.9%
    PRIMEDIA, Inc. Series H 8.625% PIK                                                                      1,100          93,500
    CSC Holdings, Inc. PIK                                                                                  1,000         104,500
                                                                                                                        ---------
                                                                                                                          198,000
                                                                                                                        ---------
       TOTAL PREFERRED STOCKS (COST: $299,640)                                                                            293,550
                                                                                                                        ---------
WARRANTS AND RIGHTS:                          0.0%

COMMUNICATION                                 0.0%
    GT GROUP Telecom, Inc., 144A (C) (F)                                                                       50           2,175
                                                                                                                        ---------
       TOTAL WARRANTS AND RIGHTS (COST: $2,250)                                                                             2,175
                                                                                                                        ---------
       TOTAL INVESTMENTS, HIGH INCOME FUND
       (COST: $10,315,345)**                                                                                          $10,176,132
                                                                                                                       ==========

Values of investment securities are determined as described in Note 2 of the financial statements.

  *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

 **At December 31, 2000, the cost of securities for federal income tax purposes was $10,320,714. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation..............................   $51,846
  Gross unrealized depreciation..............................  (196,428)
                                                              ---------
  Net unrealized depreciation................................ ($144,582)
                                                              =========
***If applicable, this security provides a claim on the interest component of the underlying mortgages, but not on their principal component. That is, the security's cash flows depend on the amount of principal outstanding at the payment date. If prepayments on the underlying mortgages are higher than expected, the yield on the security may be adversely affected.

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

(A) Securities issued by Foreign entities are denominated in U.S. dollars. The aggregate value of these securities is 8.7% of the total net assets.

(B) Represents securities that remain zero coupon until a predetermined date, at which time the stated coupon rate becomes the effective rate.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." On December 31, 2000, the total market value of these investments was $590,175, or 5.7% of total net assets.

(F) Notes and bonds issued by foreign entities are denominated in their local currency. Shown here is the USD, converted at period end exchange rates. The aggregate value of these securities is 0.02% of total net assets.

ABS    Asset Backed Security
CMO    Collateralized Mortgage Obligation
CPI    Consumer Price Index
GNR    Government National Mortgage Association Remic
IO     Interest Only
MTN    Medium Term Note
PIK    Payment-in-Kind
PLC    Public Limited Company

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                             Schedule of Investments
                                December 31, 2000

                                              % Net                               Annualized
                                             Assets                                  Yield               Shares             Value
SHORT-TERM INVESTMENTS:

REGISTERED INVESTMENT COMPANY                  3.7%
    State Steet Prime Money Market                                                   6.530%             727,827          $727,827
                                                                                                                        ---------

       TOTAL SHORT-TERM INVESTMENTS
       (COST: $727,827)                                                                                                   727,827
                                                                                                                        ---------

LONG-TERM INVESTMENTS:

COMMON STOCKS:                                96.0%

AUSTRALIA                                     0.9%
    BHP Ltd.                                                                                             17,400           183,503
                                                                                                                        ---------

BELGIUM                                       0.7%
    Ackermans & van Haaren N.V.                                                                           2,000            60,941
    Crey's N.V.                                                                                           3,600            84,510
                                                                                                                        ---------
                                                                                                                          145,451
                                                                                                                        ---------

BRAZIL                                        1.6%
    Co. Brasileria de Distribuicao Grupo Pao de Acuar, ADR                                                1,200            43,800
    Companhia de Bebidas das Americas, ADR                                                                3,200            82,400
    Companhia Paranaense de Energia-Copel, ADR                                                            5,200            43,875
    Embratel Participacoes,S.A., ADR                                                                      1,700            26,669
    Petroleo Brasileiro, S.A., ADR ***                                                                    1,300            32,825
    Tele Norte Leste Participacoes, S.A., ADR                                                             3,000            68,438
    Telesp Celular participacoes, S.A., ADR                                                                 700            18,900
                                                                                                                        ---------
                                                                                                                          316,907
                                                                                                                        ---------

CHILE                                         0.3%
    Administradora de Fondas de pensiones Provida, S.A., ADR                                              2,600            52,650
                                                                                                                        ---------

DENMARK                                       0.6%
    Tele Danmark A/S                                                                                      2,900           118,297
                                                                                                                        ---------

FINLAND                                       1.2%
    Amer Group, Ltd.                                                                                      3,400            89,393
    UPM-Kymmene Oyj                                                                                       4,200           144,146
                                                                                                                        ---------
                                                                                                                          233,539
                                                                                                                        ---------

FRANCE                                       10.2%
    Alcatel, Series A                                                                                     2,100           119,300
    Aventis S.A.                                                                                          3,800           333,627
    Axa                                                                                                   1,580           228,477
    BNP Paribas, S.A.                                                                                     1,900           166,813
    Carbone-Lorraine, S.A.                                                                                1,700            84,604
    Cie de Stgobain                                                                                       1,000           157,095
    Lagarderes C.A.                                                                                       3,000           174,091
    Neopost, S.A.                                                                                         1,200            28,170
    Suez Lyonnaise des Eaux, S. A.                                                                        1,150           210,031
    Total Fina Elf                                                                                        2,400           356,970
    Vivendi Universal                                                                                     2,400           157,977
                                                                                                                        ---------
                                                                                                                        2,017,155
                                                                                                                        ---------

GERMANY                                       5.3%
    Allianz Ag                                                                                              900           336,857
    Bayer AG                                                                                              5,300           300,095
    E on Ag                                                                                               4,400           267,728
    Techem AG                                                                                             1,300            41,016
    ThyssenKrupp AG                                                                                       6,900           106,905
                                                                                                                        ---------
                                                                                                                        1,052,601
                                                                                                                        ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
GREECE                                        0.2%
    Cosmote Mobile Telephone                                                                              1,000          $  8,156
    Hellenic Telecommunications Organization, S.A., ADR                                                   4,100            29,725
                                                                                                                        ---------
                                                                                                                           37,881
                                                                                                                        ---------

HONG KONG                                     1.1%
    China Mobile (Hong Kong), Ltd., ADR ***                                                               3,200            86,800
    Espirit Holdings, Ltd.                                                                               68,000            57,977
    Tingyi (Cayman Islands) Holdings Corp.                                                              276,000            31,847
    VTech Holdings, Ltd.                                                                                 16,000            14,565
    Yue Yuen Industrial Holdings, Ltd.                                                                   21,000            36,348
                                                                                                                        ---------
                                                                                                                          227,537
                                                                                                                        ---------

HUNGARY                                       0.1%
    Matav Rt., ADR                                                                                        1,200            24,525
                                                                                                                        ---------

INDIA                                         1.2%
    H. M.  Sampoerna                                                                                     22,500            34,651
    Hindalco Industries, Ltd., GDR, 144A (C)                                                                600            10,710
    ITC, Ltd., GDR                                                                                        1,800            34,740
    Larsen & Tourbro, Ltd., GDR 144A (C)                                                                  1,900            15,927
    Mananagar Telephone Nigam, Ltd., GDR, 144A (C)                                                        4,400            34,100
    Reliance Industries, Ltd., GDR, 144A (C)                                                              3,300            53,460
    State Bank of India, GDR, 144A (C)                                                                    5,900            48,636
                                                                                                                        ---------
                                                                                                                          232,224
                                                                                                                        ---------

IRELAND                                       0.4%
    Waterford Wedgwood PLC                                                                               81,300            95,426
                                                                                                                        ---------

ISRAEL                                        0.3%
    Check Point Software Technologies, Ltd. ***                                                             410            54,761
                                                                                                                        ---------

ITALY                                         2.9%
    Allenza Assicuraz                                                                                     6,700           106,763
    ENI SpA                                                                                              29,300           187,086
    Industrie Natuzzi SpA, ADR                                                                            3,800            46,550
    Interpump Group SpA                                                                                  14,600            56,346
    San Paoloimi Spa                                                                                     11,000           177,865
                                                                                                                        ---------
                                                                                                                          574,610
                                                                                                                        ---------

JAPAN                                        15.6%
    Acom Company                                                                                            800            58,992
    ADERANS Co., Ltd.                                                                                       500            20,556
    Canon, Inc.                                                                                           5,000           174,948
    Diamond Lease Co., Ltd.                                                                               2,000            20,556
    Fujitsu                                                                                              11,000           162,036
    Hitachi, Ltd.                                                                                        19,000           169,192
    Hitachi Medical Corp.                                                                                 3,000            30,703
    Hokuto Corp.                                                                                            700            24,309
    IMPACT 21 Co., Ltd.                                                                                   1,700            14,811
    I S B Corp.                                                                                           1,000             7,435
    Japan Digital Laboratory Co., Ltd.                                                                    3,000            34,272
    KAO Corp.                                                                                             7,000           203,289
    Kawasumi Laboratories, Inc.                                                                           1,000             9,404
    KOSE Corp.                                                                                              900            30,152
    Maruichi Steel Tube, Ltd.                                                                             2,000            27,642
    Meitec Corp.                                                                                            700            22,411
    Ministop Co., Ltd.                                                                                    1,000            17,976
    Mizuho Holdings                                                                                          33           204,374
    Nikko Securities                                                                                     15,000           116,121
    Nippon Ceramic Co., Ltd.                                                                              2,000            37,089

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
JAPAN (Continued)
    Nippon Shinyaku Co., Ltd.                                                                             5,000         $  41,288
    Nippon Telegraph and Telephone Corp.                                                                     20           143,982
    Nissan Motor Co.                                                                                     48,000           276,277
    NTT Docomo                                                                                                7           120,626
    Orix Corp.                                                                                            1,600           160,392
    Sakura Bank                                                                                          34,000           205,213
    Sankyo Co., Ltd.                                                                                      6,000           143,807
    Secom Techno Service Co., Ltd.                                                                        1,000            22,218
    Sony  Corp.                                                                                           3,300           228,044
    Sumitomo Trust & Banking                                                                             21,000           142,731
    TDK Corp.                                                                                             2,000           194,542
    Yoshinoya D&C Co., Ltd.                                                                                  18            34,325
                                                                                                                        ---------
                                                                                                                        3,099,713
                                                                                                                        ---------

KOREA                                         1.4%
    Korea Electric Power Corp., ADR                                                                       3,700            37,925
    Korea Telecom Corp., ADR                                                                              1,400            43,400
    Pohang Iron & Steel Co, Ltd, ADR                                                                      2,100            32,681
    Samsung Electronics, GDR 144A (C)                                                                     1,000            70,750
    SK Telecom Co, Ltd., ADR                                                                              4,100            96,606
                                                                                                                        ---------
                                                                                                                          281,362
                                                                                                                        ---------

MEXICO                                        2.1%
    Cemex S.A. de C.V., ADR                                                                               1,700            30,706
    Fomento Economico Mexicano, S.A. de C.V.,Series B, ADR                                                1,240            37,045
    Grupo Financiero Banamex Accival, S.A. de C.V., Class O                                              37,100            60,965
    Grupo Aeropotuario del Sureste, S.A. de C.V., Series B, ADR ***                                       1,100            18,288
    Grupo Iusacell S.A. de C.V., Series V, ADR ***                                                        4,100            39,975
    Grupo Televisa, S.A., GDR ***                                                                         1,000            44,938
    Grupo Financiero Banorte, S.A. de C.V., Class O                                                      15,000            20,281
    Kimberly-Clark de Mexico, S.A. de C.V., Class A                                                       6,200            17,152
    Telefonos de Mexico S.A,. ADR, Class L                                                                1,600            72,200
    Tubos de Acero de Mexico, S.A., ADR                                                                   3,200            45,760
    Wal-mart de Mexico S.A. de C.V., Seriec C                                                            15,400            28,349
                                                                                                                        ---------
                                                                                                                          415,659
                                                                                                                        ---------

NETHERLANDS                                   9.6%
    Akzo Nobel N.V.                                                                                       7,200           386,718
    Fugro N.V.                                                                                            1,200            77,467
    Getronics N.V.                                                                                       11,200            65,835
    Head N.V.                                                                                             5,100            29,643
    Heineken N.V.                                                                                         3,700           223,919
    Hunter Douglas N.V.                                                                                   3,000            82,256
    Ing Groep N.V.                                                                                        5,200           415,429
    Internatio-Mueller N.V.                                                                               3,100            71,317
    Kempen & Co N.V.                                                                                      1,000            54,931
    Koninklijke (Royal) Philips Electronics N.V.                                                          3,800           139,231
    PinkRoccade N.V.                                                                                      1,000            54,462
    Telegraaf Holding                                                                                     2,700            54,762
    United Services Group                                                                                 2,500            56,340
    Wolters Kluwer                                                                                        7,000           190,880
                                                                                                                        ---------
                                                                                                                        1,903,190
                                                                                                                        ---------

NORWAY                                        0.5%
    Ekornes ASA                                                                                           2,800            21,005
    Merkantildata ASA                                                                                    12,000            46,784
    Tandberg Television ASA                                                                               4,130            27,931
                                                                                                                        ---------
                                                                                                                           95,720
                                                                                                                        ---------

PERU                                          0.1%
    Credicorp, Ltd.                                                                                       2,200            13,200
                                                                                                                        ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
PHILIPPINES                                   0.3%
    Philippine Long Distance Telephone Co., ADR                                                           2,800           $49,875
                                                                                                                        ---------

PORTUGAL                                      1.0%
    Portugal Telecom                                                                                     22,000           201,209
                                                                                                                        ---------

RUSSIA                                        0.6%
    Mobil Telsystems, ADR ***                                                                             2,700            64,800
    OAO Lukoil Holding, ADR                                                                               1,500            55,500
                                                                                                                        ---------
                                                                                                                          120,300
                                                                                                                        ---------

SINGAPORE                                     2.6%
    O/Seas Chinese Bank                                                                                  29,000           215,993
    United O/Seas Bank                                                                                   37,000           277,714
    Want Want Holdings, Ltd.                                                                             18,000            13,680
                                                                                                                        ---------
                                                                                                                          507,387
                                                                                                                        ---------

SOUTH AFRICA                                  1.0%
    ABSA Group, Ltd.                                                                                      8,600            32,504
    Anglo American Platinum Corp., Ltd.                                                                     400            18,671
    Impala Platinum Holdings, Ltd.                                                                          700            35,671
    Sanlam, Ltd.                                                                                         31,100            39,291
    Sasol, Ltd.                                                                                           6,000            38,813
    South African Brew                                                                                    4,900            34,450
                                                                                                                        ---------
                                                                                                                          199,400
                                                                                                                        ---------

SPAIN                                         3.1%
    Abengoa, S.A.                                                                                         1,500            47,875
    Aldeasa, S.A.                                                                                         2,700            51,974
    Banco Pastor, S.A.                                                                                    1,000            43,194
    Endesa S.A.                                                                                          13,900           236,896
    Prosegur, ICA de Seguirdad S.A.                                                                       5,300            59,720
    Telefonica S.A.                                                                                      10,200           168,569
                                                                                                                        ---------
                                                                                                                          608,228
                                                                                                                        ---------

SWEDEN                                        4.0%
    Elanders AB, Series B                                                                                 1,400            27,439
    Electrolux AB, Series B                                                                              13,800           179,097
    Investor AB, Series B                                                                                18,700           279,341
    Nobel Biocare AB                                                                                      3,700           114,069
    Svenska HandelsBanken, Series A                                                                      10,900           186,498
                                                                                                                        ---------
                                                                                                                          786,444
                                                                                                                        ---------

SWITZERLAND                                   3.8%
    Abb A.G.                                                                                              1,400           149,207
    Bank Sarasin & Cie, Registered, Class B                                                                  19            60,954
    Edipresse, S.A.                                                                                         150            47,011
    Gurit Heberlien                                                                                          30            28,225
    Roche Holdings AG                                                                                        20           203,714
    Syngenta                                                                                                  1                29
    Zurich Financial Services AG                                                                            450           271,238
                                                                                                                        ---------
                                                                                                                          760,378
                                                                                                                        ---------

TAIWAN                                        0.7%
    ASE Test, Ltd. ***                                                                                    1,500            12,750
    Asustek Computer, Inc., GDR, 144A (C)                                                                 3,200             9,600
    Compal Electronics, Inc., GDR                                                                         2,200            15,400
    Fubon Ins. Ltd., GDR                                                                                  4,600            27,600
    Taiwan Semiconductor Manufacturing Co., Ltd., ADR ***                                                 2,100            36,225
    United Microelectronics Corp., ADR ***                                                                3,800            31,350
                                                                                                                        ---------
                                                                                                                          132,925
                                                                                                                        ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
TURKEY                                        0.3%
    Turkcell Iletsim Hizmetleri A.S., ADR ***                                                             3,400            23,800
    Turkiye Garanti Bankasi A.S., ADR                                                                     3,000            15,600
    Yapi ve Kredi Bankasi A.S.                                                                        4,727,800            24,334
                                                                                                                        ---------
                                                                                                                           63,734
                                                                                                                        ---------

UNITED KINGDOM                               22.0%
    AEA Technology PLC                                                                                    9,800            42,057
    Ashtead Group PLC                                                                                    36,900            67,867
    Astrazeneca                                                                                           3,000           151,399
    Bae Systems                                                                                          30,700           175,360
    BP Amoco                                                                                             44,100           356,091
    British Telecommunications PLC                                                                       24,900           212,973
    Cadbury Schweppes                                                                                    31,200           216,006
    Corporate Services Group PLC                                                                         41,800            35,940
    Diageo                                                                                               23,300           261,304
    Euromoney Institutional Investor PLC                                                                  3,400            29,487
    FKI                                                                                                   5,656            18,606
    GKN                                                                                                   9,000            95,146
    GlaxoSmithKline plc                                                                                  12,791           361,492
    Great Univ Stores                                                                                    26,000           204,303
    Halifax Group                                                                                        16,300           161,717
    HSBC Holdings                                                                                        18,100           266,590
    Invensys PLC                                                                                         98,500           230,504
    Kidde                                                                                                66,700            71,810
    Luminar PLC                                                                                           7,800            77,176
    Man Group PLC                                                                                         6,400            59,046
    National Grid Group                                                                                  18,800           171,059
    Northgate PLC                                                                                         8,600            47,838
    Old Mutual PLC                                                                                       16,600            41,204
    Prudential PLC                                                                                        9,500           152,992
    Reed International                                                                                   15,300           160,147
    Signet Group PLC, ADR                                                                                 2,500            55,625
    Singer & Friedlndr                                                                                   13,600            59,381
    South African Breweries PLC                                                                           1,400             9,808
    SSL International PLC                                                                                 5,500            41,121
    Tesco PLC                                                                                            68,800           280,596
    Vodafone Group PLC                                                                                   69,900           256,600
                                                                                                                        ---------
                                                                                                                        4,371,245
                                                                                                                        ---------

UNITED STATES                                 0.2%
    Converse Technology, Inc. ***                                                                           400            43,450
                                                                                                                        ---------

VENEZUELA                                     0.1%
    Compania Anonima Nacional Telefonos de Venezuela, ADR                                                   700            13,256
                                                                                                                        ---------

       TOTAL COMMON STOCKS (COST: $19,242,619)                                                                         19,033,742
                                                                                                                        ---------

PREFERRED STOCKS:                             0.4%

GERMANY                                       0.4%
    Fielmann AG                                                                                           1,700            70,556
                                                                                                                        ---------

       TOTAL PREFERRED STOCKS (COST: $66,436)                                                                              70,556
                                                                                                                        ---------

       TOTAL INVESTMENTS, INTERNATIONAL
       STOCK FUND (COST: $20,036,882)**                                                                               $19,832,125
                                                                                                                       ==========

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $20,052,923. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation...............................  $1,041,311
  Gross unrealized depreciation...............................  (1,262,109)
                                                                ----------
  Net unrealized depreciation.................................   ($220,798)
                                                                ==========

***This security is non-income producing.

ADR    American Depository Receipt
PLC    Public Limited Company

See accompanying notes to financial statements.

OTHER INFORMATION:
Industry Categories as a Percentage of Net Assets:       % of Net Assets
    Cash/Cash Equivalent                                     3.70%
    Commercial Services                                      3.12%
    Consumer Discretionary                                  10.89%
    Consumer Durables                                        3.06%
    Consumer Staples                                         6.22%
    Energy                                                   5.58%
    Finance                                                 25.09%
    Health                                                   7.22%
    Process                                                  5.58%
    Producer Manufacturing                                   7.26%
    Technology                                               6.72%
    Telecommunications                                       9.84%
    Transport                                                0.04%
    Utilities                                                5.68%
                                                          --------
                                                           100.00%
                                                          --------

                             GLOBAL SECURITIES FUND
                             Schedule of Investments
                                December 31, 2000

                                              % Net                               Annualized
                                             Assets                                  Yield               Shares             Value
SHORT-TERM INVESTMENTS:

                                               9.9%

    State Street Prime Money Market                                                  6.530%            500,090           $500,090
    Euro Time Deposit                                                                5.500             500,000            500,000
                                                                                                                        ---------

       TOTAL SHORT-TERM INVESTMENTS
       (COST: $1,000,090)                                                                                               1,000,090
                                                                                                                        ---------

LONG-TERM INVESTMENTS:

COMMON STOCKS:                                80.9%

AUSTRALIA                                     1.1%
    Aust & NZ Banking LTD Group                                                                         14,000            112,004
                                                                                                                        ---------

BRAZIL                                        1.0%
    Embraer Aircraft Corp. ADR                                                                           1,000             39,750
    Telesp Celular Participacoes SA ADR                                                                  2,100             56,700
                                                                                                                        ---------
                                                                                                                           96,450
                                                                                                                        ---------

CANADA                                        2.9%
    Anderson Exploration Ltd.                                                                            1,400             31,774
    Bombardier Incorporated                                                                              9,800            151,216
    Husky Energy Incorporated                                                                            5,800             57,602
    Manulife Financial Corp.                                                                             1,700             53,199
                                                                                                                        ---------
                                                                                                                          293,791
                                                                                                                        ---------

FINLAND                                       0.7%
    Elisa Communications                                                                                 1,100             23,684
    Nokia Corp ADR                                                                                       1,200             52,200
                                                                                                                        ---------
                                                                                                                           75,884
                                                                                                                        ---------

FRANCE                                        8.0%
    Alcatel                                                                                              3,210            182,358
    Axa                                                                                                    400             57,842
    Bic                                                                                                  2,500             98,337
    Cap Gemini                                                                                             500             80,660
    Genset SP ADR ***                                                                                    1,500             18,938
    Sanofi Synthelabo                                                                                    3,340            222,674
    Sidel                                                                                                1,200             54,537
    STMicroelectronics NV ADR                                                                              400             17,125
    TF1 TV Francaise                                                                                       600             32,395
    Vivendi Universal                                                                                      600             39,494
                                                                                                                        ---------
                                                                                                                          804,360
                                                                                                                        ---------

GERMANY                                       0.4%
   Deutsche Pfandbrief Bank                                                                                500             37,090
                                                                                                                        ---------

HONG KONG                                     0.3%
   Television Broadcast                                                                                  6,000             31,540
                                                                                                                        ---------

INDIA                                         0.6%
    ICICI Ltd. ADR                                                                                       5,600             58,800
                                                                                                                        ---------

IRELAND                                       1.2%
    Elan PLC ADR ***                                                                                     2,700            126,394
                                                                                                                        ---------

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
JAPAN                                         3.9%
    Credit Saison Company                                                                                3,000          $  64,162
    Eisai Company                                                                                        3,000            104,969
    Hirose Electric                                                                                      1,000             96,221
    Toshiba Corporation                                                                                 20,000            133,660
                                                                                                                        ---------
                                                                                                                          399,012
                                                                                                                        ---------

MEXICO                                        0.8%
    Grupo Television Sa De CV ADR ***                                                                    1,850             83,134
                                                                                                                        ---------

NETHERLANDS                                   2.6%
    Philips Electronics NV                                                                               1,100             40,304
    Royal Dutch Petroleum Co. ADR                                                                        1,760            106,590
    Wolters Kluwer                                                                                       4,300            117,255
                                                                                                                        ---------
                                                                                                                          264,149
                                                                                                                        ---------

SINGAPORE                                     0.9%
    Singapore Press Holdings                                                                             6,000             88,684
                                                                                                                        ---------

SWEDEN                                        0.5%
    Ericsson L M Telefonaktiebolaget Co ADR                                                              4,500             50,344
                                                                                                                        ---------

SWITZERLAND                                   2.4%
    Novartis AG                                                                                             60            106,052
    Serono SA                                                                                               20             19,249
    Zurich Financial Services Group                                                                        200            117,830
                                                                                                                        ---------
                                                                                                                          243,131
                                                                                                                        ---------

UNITED KINGDOM                               17.6%
    Bass                                                                                                17,400            189,673
    Boots Co.                                                                                            1,400             12,749
    BP Amoco PLC ADR                                                                                     2,300            110,112
    Cadbury Schweppes                                                                                   15,400            106,618
    Hanson                                                                                              14,400             98,833
    Hilton Group                                                                                        13,400             41,877
    Oxford Glycosciences plc                                                                             1,800             40,642
    Peninsular and Oriental Steam Nav. Co.                                                              18,700             88,640
    Reckitt Benckiser plc                                                                               22,700            312,957
    Reed International                                                                                  28,600            299,359
    Rentokil Initial plc                                                                                53,600            185,142
    Royal Bank of Scotland                                                                               8,500            201,073
    WPP Group                                                                                            6,900             89,969
                                                                                                                        ---------
                                                                                                                        1,777,644
                                                                                                                        ---------

UNITED STATES                                36.0%
    ALZA Corporation ***                                                                                 2,750            116,875
    America Online Inc.                                                                                  1,000             34,800
    American Express Co.                                                                                 1,500             82,406
    American Home Products Corporation                                                                   2,020            128,371
    American International Group Inc.                                                                    1,490            146,858
    Amgen Inc. ***                                                                                       1,500             95,906
    Bank One Corporation                                                                                 4,350            159,319
    Bard C R Inc.                                                                                        2,500            116,406
    Best Buy Co Inc ***                                                                                  1,000             29,563
    Cabletron Systems Inc. ***                                                                           3,100             46,694
    Cadence Design Systems, Inc. ***                                                                    16,000            440,000
    Circuit City Stores Inc.                                                                             8,400             96,600
    Citigroup Inc.                                                                                       1,970            100,593
    Federal National Mortgage Association                                                                2,100            182,175
    First Union Corporation                                                                                700             19,469
    Gilead Sciences Inc. ***                                                                             1,720            142,653
    Hasbro Inc.                                                                                          4,100             43,563
    Human Genome Sciences Inc. ***                                                                       1,150             79,709

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

                                              % Net
                                             Assets                                                      Shares             Value
UNITED STATES (Continued)
    International Business Machines                                                                      1,010          $  85,850
    International Flowers and Fragrances                                                                 4,950            100,547
    International Game Technology ***                                                                    2,250            108,000
    Intuit ***                                                                                             850             33,522
    Lehman Brothers Holdings Inc.                                                                        1,500            101,437
    Manpower Inc.                                                                                        3,080            117,040
    MBNA Corporation                                                                                     4,300            158,831
    Merck & Co. Inc.                                                                                     1,300            121,713
    Millennium Pharmaceuticals ***                                                                         800             49,500
    National Semiconductor Corp ***                                                                      6,000            120,750
    Oracle Corp ***                                                                                      1,820             52,894
    Pfizer Inc.                                                                                          1,500             69,000
    Qualcomm Inc. ***                                                                                    1,300            106,844
    Quintiles Transnational Corp ***                                                                     4,500             94,219
    Sanmina Corp ***                                                                                       400             30,650
    Scientific Atlanta Inc.                                                                              1,150             37,447
    Solectron Corp ***                                                                                   1,000             33,900
    Sun Microsystems Inc. ***                                                                              800             22,300
    Sybase Inc. ***                                                                                      5,400            106,988
    Worldcom Inc ***                                                                                     1,700             23,800
                                                                                                                        ---------
                                                                                                                        3,637,192
                                                                                                                        ---------

       TOTAL COMMON STOCKS
       (COST: $8,135,169)                                                                                               8,179,603
                                                                                                                        ---------

PREFERRED STOCKS:                             8.2%

GERMANY                                       8.2%
    Fresenius AG                                                                                           980            261,342
    Porsche AG                                                                                             100            326,302
    Prosieben Sat. 1 Media AG                                                                            1,500             44,650
    Wella AG                                                                                             4,700            197,716
                                                                                                                        ---------

       TOTAL PREFERRED STOCKS
       (COST: $815,994)                                                                                                   830,010
                                                                                                                        ---------

       TOTAL INVESTMENTS, GLOBAL
       SECURITIES FUND (COST: $9,951,253)**                                                                           $10,009,703
                                                                                                                       ==========

Values of investment securities are determined as described in Note 2 of the financial statements.

 *Moody's/Standard & Poors' quality ratings, if applicable, (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

**At December 31, 2000, the cost of securities for federal income tax purposes was $9,956,080. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation...............................    $497,027
  Gross unrealized depreciation...............................    (443,404)
                                                                 ---------
  Net unrealized appreciation.................................     $53,623
                                                                 =========
***This security is non-income producing.

ADR    American Depository Receipt
PLC    Public Limited Company

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2000

OTHER INFORMATION:
Industry Categories as a Percentage of Net Assets:         % of Net Assets
    Basis Materials                                              0.74%
    Capital Goods                                                7.37%
    Communication Services                                       2.81%
    Consumer Cyclical                                           13.53%
    Consumer Staples                                             9.38%
    Energy                                                       2.77%
    Financial                                                   16.24%
    Healthcare                                                  18.94%
    Technology                                                  16.69%
    Transportation                                               1.63%
    Cash and Cash Equivalents                                    9.90%
                                                               --------
                                                                100.00%
                                                               --------

                                ULTRA SERIES FUND
                      Statements of Assets and Liabilities
                                December 31, 2000

                                        Money                                           Growth and        Capital          Mid-Cap
                                       Market           Bond            Balanced          Income       Appreciation         Stock
Assets:                                 Fund            Fund              Fund          Stock Fund      Stock Fund          Fund
Investments in securities,
at value (note 2) - see
  accompanying schedule*            $93,349,152     $294,836,118     $664,956,630    $1,164,771,349    $926,933,713     $64,797,658
Cash                                         --               --               --                --              --              --
Foreign currency                             --               --               --                --              --              --
Receivables
  Investment securities sold                 --               --        1,331,523                --       1,032,216         144,147
  Fund shares sold                       37,734          169,496          407,350           408,812         629,187          21,922
  Dividends and interest                 13,679        4,790,893        5,143,208         2,053,653         599,713          62,853
                                    -----------      -----------      -----------      ------------    ------------    ------------
    Total assets                     93,400,565      299,796,507      671,838,711     1,167,233,814     929,194,829      65,026,580
                                    -----------      -----------      -----------      ------------    ------------    ------------

Liabilities:
Payable to custodian                         --               --               --                --              --              --
Payable for investment
  securities purchased                       --               --        3,070,305                --       3,662,483         230,770
Accrued management fees                  35,363          137,861          391,387           582,638         618,026          51,686
Accrued expenses and
  other payables                          5,807            9,067           12,612            17,328          15,151           7,135
                                    -----------      -----------      -----------      ------------     -----------    ------------
    Total liabilities                    41,170          146,928        3,474,304           599,966       4,295,660         289,591
                                    -----------      -----------      -----------      ------------     -----------    ------------
Net assets applicable to
  outstanding capital stock         $93,359,395     $299,649,579     $668,364,407    $1,166,633,848    $924,899,169     $64,736,989
                                    ===========      ===========      ===========      ============    ============    ============
Represented by:
  Capital stock and additional
   paid-in capital
   (capital par value $.01)         $93,359,395     $308,694,599     $548,887,182      $891,564,953    $658,063,212     $52,587,726
  Accumulated undistributed
   (over-distributed) net
   investment income                         --          217,330          180,854            74,387          66,615          10,800
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions             --      (15,433,881)      17,041,688        18,691,154      58,423,968       4,088,574
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)            --        6,171,531      102,254,683       256,303,354     208,345,374       8,049,889
                                    -----------      -----------      -----------      ------------    ------------     -----------

Total net assets - representing
  net assets applicable to
  outstanding capital stock         $93,359,395     $299,649,579     $668,364,407    $1,166,633,848    $924,899,169     $64,736,989
                                    ===========      ===========      ===========      ============    ============     ===========
Number of Class Z Shares
  issued and outstanding
  (note 5)                           93,359,395       29,512,141       32,684,108        34,916,419      35,042,900       4,701,104
                                    ===========      ===========      ===========      ============    ============     ===========
Net asset value per share of
  outstanding capital stock
  (note 2)                                $1.00           $10.15           $20.45            $33.41          $26.39          $13.77
                                    ===========      ===========      ===========      ============    ============     ===========

*Cost of Investments                $93,349,152     $288,664,587     $562,701,947      $908,467,995    $718,588,339     $56,747,769
                                    -----------      -----------      -----------      ------------    ------------     -----------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                Statements of Assets and Liabilities (Continued)
                                December 31, 2000

                                  Emerging                High              International            Global
                                   Growth                Income                 Stock              Securities
Assets:                             Fund                  Fund                  Fund                  Fund
Investments in securities,
at value (note 2) - see
  accompanying schedule*       $10,089,667           $10,176,132           $19,832,125           $10,009,703
Cash                                    --                    --                    --               117,121
Foreign currency**                  10,949                    --                16,928                   104
Receivables
  Investment securities sold       127,968                    --                11,689                14,856
  Fund shares sold                     873                    --                    --                    --
  Dividends and interest             4,110               210,662                26,878                15,304
                               -----------           -----------           -----------          ------------
    Total assets                10,233,567            10,386,794            19,887,620            10,157,088
                               -----------           -----------           -----------          ------------

Liabilities:
Payable to custodian                 7,232                    --                   354                    --
Payable for investment
  securities purchased             315,151                    --                16,652                24,198
Accrued management fees             14,559                13,511                40,776                16,513
Accrued expenses and
  other payables                        --                    --                 2,038                   658
                               -----------           -----------           -----------          ------------
    Total liabilities              336,942                13,511                59,820                41,369
                               -----------           -----------           -----------          ------------
Net assets applicable to
  outstanding capital stock     $9,896,625           $10,373,283           $19,827,800           $10,115,719
                               ===========           ===========           ===========          ============
Represented by:
  Capital stock and additional
   paid-in capital
   (capital par value $.01)    $10,859,297           $10,511,762           $20,356,813           $10,154,659
  Accumulated undistributed
   (over- distributed) net
   investment income                   260                 1,251              (228,197)              (14,198)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions  (823,387)                 (517)              (96,532)              (83,213)
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions) (139,545)             (139,213)             (204,284)               58,471
                               -----------           -----------           -----------          ------------

Total net assets - representing
  net assets applicable to
  outstanding capital stock     $9,896,625           $10,373,283           $19,827,800           $10,115,719
                               ===========           ===========           ===========          ============
Number of Class Z Shares
 issued and outstanding
 (note 5)                        1,094,715             1,051,881             2,037,186             1,015,841
                               ===========           ===========           ===========          ============
Net asset value per share of
  outstanding capital stock
  (note 2)                           $9.04                 $9.86                 $9.73                 $9.96
                               ===========           ===========           ===========          ============

*Cost of Investments           $10,229,182           $10,315,345           $20,036,882            $9,951,253
                               -----------           -----------           -----------          ------------

**Cost of Foreign Currency         $10,949                    --               $16,404                  $104
                               -----------           -----------           -----------          ------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                            Statements of Operations
                          Year Ended December 31, 2000

                                  Money                                            Growth and          Capital          Mid-Cap
                                 Market            Bond            Balanced          Income         Appreciation         Stock
                                  Fund             Fund              Fund          Stock Fund        Stock Fund          Fund
Investment income (note 2):

  Interest income             $5,362,363       $20,891,546      $21,466,525        $1,973,744       $1,671,530           $94,384

  Dividend income                     --                --        3,912,637        16,239,605        6,117,468           444,479

  Less: Foreign taxes withheld        --                --               --                --               --                --
                             -----------       -----------     ------------       -----------      -----------       -----------
    Total income               5,362,363        20,891,546       25,379,162        18,213,349        7,788,998           538,863
                             -----------       -----------     ------------       -----------      -----------       -----------

Expenses (note 4):

  Management fees                380,456         1,525,363        4,468,183         6,901,242        7,065,708           428,332

  Trustees' fees                     299               911            2,189             3,989            3,047                96

  Audit fees                       5,807             9,068           12,612            17,328           15,151             7,135
                             -----------       -----------     ------------       -----------      -----------       -----------
    Total expenses               386,562         1,535,342        4,482,984         6,922,559        7,083,906           435,563
                             -----------       -----------     ------------       -----------      -----------       -----------
Net investment income          4,975,801        19,356,204       20,896,178        11,290,790          705,092           103,300

Realized and unrealized gain
 (loss) on investments
 (notes 2 and 3):

  Net realized gain (loss)
   on investments (including
   net realized gain (loss)
   on foreign currency related
   transactions                       --        (7,340,886)      17,327,284        19,052,256       58,423,968         4,085,223
                             -----------       -----------     ------------       -----------      -----------       -----------

  Net change in unrealized
   appreciation (depreciation)
   on investments (including
   net unrealized appreciation
   (depreciation) on foreign
   currency related transactions)     --        10,096,815      (14,630,275)      (21,959,986)     (23,591,618)        5,697,011
                             -----------       -----------     ------------       -----------      -----------       -----------
Net gain (loss) on investments        --         2,755,929        2,697,009        (2,907,730)      34,832,350         9,782,234
                             -----------       -----------     ------------       -----------      -----------       -----------


Net increase (decrease) in net
  assets resulting from
  operations                  $4,975,801       $22,112,133      $23,593,187        $8,383,060      $35,537,442        $9,885,534
                             ===========       ===========      ===========       ===========      ===========       ===========

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      Statements of Operations (Continued)
                          Year Ended December 31, 2000

                                  Emerging                High              International            Global
                                   Growth                Income                 Stock              Securities
                                    Fund*                 Fund*                 Fund*                 Fund*
Investment income (note 2):

  Interest income                  $14,685              $155,318               $32,396               $31,387

  Dividend income                    8,266                    --                28,080                11,470

  Less: Foreign taxes withheld         (25)                   --                (2,270)                 (721)
                               -----------            ----------          ------------          ------------
    Total income                    22,926               155,318                58,206                42,136
                               -----------            ----------          ------------          ------------

Expenses (note 4):

  Management fees                   13,584                12,534                38,844                15,535

  Trustees' fees                        --                    --                    --                    --

  Audit fees                           977                   977                 1,932                   977
                               -----------            ----------          ------------          ------------
    Total expenses                  14,561                13,511                40,776                16,512
                               -----------            ----------          ------------          ------------
Net investment income                8,365               141,807                17,430                25,624

Realized and unrealized gain
 (loss) on investments
 (notes 2 and 3):

  Net realized gain (loss) on
   investments (including net
   realized gain (loss) on
   foreign currency related
   transactions                   (823,186)                 (517)             (324,824)              (97,539)
                               -----------            ----------          ------------          ------------

  Net change in unrealized
   appreciation (depreciation)
   on investments (including
   net unrealized appreciation
   (depreciation) on foreign
   currency related transactions) (139,545)             (139,213)             (204,284)               58,471
                               -----------            ----------          ------------          ------------
Net gain (loss) on investments    (962,731)             (139,730)             (529,108)              (39,068)
                               -----------            ----------          ------------          ------------

Net increase (decrease) in net
 assets resulting from
 operations                      ($954,366)               $2,077             ($511,678)             ($13,444)
                               ===========            ==========          ============          ============

*Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       Statements of Changes in Net Assets
                     Years Ended December 31, 2000 and 1999

                                             MONEY MARKET FUND                               BOND FUND
Operations:                               2000              1999                      2000              1999
  Net investment income                $4,975,801       $3,088,037                $19,356,204      $14,236,584

  Net realized gain (loss) on
   investments                                 --               --                 (7,340,886)      (8,092,995)

  Net change in unrealized appreciation
   or depreciation on investments              --               --                 10,096,815       (4,261,091)
                                      -----------      -----------                -----------      -----------
   Change in net assets from
    operations                          4,975,801        3,088,037                 22,112,133        1,882,498
                                      -----------      -----------                -----------      -----------

Distributions to shareholders:

  From net investment income           (4,975,801)      (3,088,037)               (19,362,013)     (14,083,486)

  From realized gains on investments           --               --                         --           (3,484)
                                      -----------      -----------                -----------      -----------
   Change in net assets from
    distributions                      (4,975,801)      (3,088,037)               (19,362,013)     (14,086,970)
                                      -----------      -----------                -----------      -----------

Class Z Share transactions (note 5):

  Proceeds from sale of shares         60,038,923       57,336,829                 38,753,421       28,132,898

  Net asset value of shares issued
   in reinvestment of distributions     4,975,393        3,095,292                 19,362,013       14,086,970
                                      -----------      -----------                -----------      -----------
                                       65,014,316       60,432,121                 58,115,434       42,219,868

  Cost of shares repurchased          (54,300,896)     (34,202,634)               (11,701,201)      (7,811,320)
                                      -----------      -----------                -----------      -----------
   Change in net assets derived from
    capital share transactions         10,713,420       26,229,487                 46,414,233       34,408,548
                                      -----------      -----------                -----------      -----------
Increase (decrease) in net assets      10,713,420       26,229,487                 49,164,353       22,204,076

Net assets:

  Beginning of year                    82,645,975       56,416,488                250,485,226      228,281,150
                                      -----------      -----------                -----------      -----------
  End of year                         $93,359,395      $82,645,975               $299,649,579     $250,485,226
                                      ===========      ===========                ===========      ===========
Undistributed net investment
  income included in net assets                --               --                   $217,330         $223,139
                                      ===========      ===========                ===========      ===========

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                     Years Ended December 31, 2000 and 1999

                                                                                         GROWTH AND INCOME
                                               BALANCED FUND                                STOCK FUND
Operations:                               2000              1999                      2000              1999
  Net investment income               $20,896,178      $15,028,471                $11,290,790     $  9,804,224

  Net realized gain (loss) on
   investments                         17,327,284       18,937,774                 19,052,256       64,716,812

  Net change in unrealized appreciation
   or depreciation on investments     (14,630,275)      37,197,027                (21,959,986)      81,136,793
                                      -----------      -----------              -------------    -------------
   Change in net assets from
    operations                         23,593,187       71,163,272                  8,383,060      155,657,829
                                      -----------      -----------              -------------    -------------
Distributions to shareholders:

  From net investment income          (21,000,220)     (14,771,068)               (11,404,836)      (9,615,791)

  From realized gains on investments   (3,416,124)     (13,330,805)                (4,123,478)     (64,716,574)
                                      -----------      -----------              -------------    -------------
   Change in net assets from
    distributions                     (24,416,344)     (28,101,873)               (15,528,314)     (74,332,365)
                                      -----------      -----------              -------------    -------------
Class Z Share transactions (note 5):

  Proceeds from sale of shares         59,827,739       91,071,831                 76,940,918      127,024,727

  Net asset value of shares issued in
   reinvestment of distributions       24,416,344       28,101,873                 15,528,314       74,332,365
                                      -----------      -----------              -------------    -------------
                                       84,244,083      119,173,704                 92,469,232      201,357,092

  Cost of shares repurchased          (18,192,216)      (9,091,748)               (17,020,226)     (17,526,082)
                                      -----------      -----------              -------------    -------------
   Change in net assets derived from
    capital share transactions         66,051,867      110,081,956                 75,449,006      183,831,010
                                      -----------      -----------              -------------    -------------
Increase (decrease) in net assets      65,228,710      153,143,355                 68,303,752      265,156,474

Net assets:

  Beginning of year                   603,135,697      449,992,342              1,098,330,096      833,173,622
                                      -----------      -----------              -------------    -------------
  End of year                        $668,364,407     $603,135,697             $1,166,633,848   $1,098,330,096
                                      ===========      ===========              =============    =============
Undistributed net investment
  income included in net assets          $180,854         $284,896                    $74,387         $188,433
                                      ===========      ===========              =============    =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                     Years Ended December 31, 2000 and 1999

                                           CAPITAL APPRECIATION
                                                STOCK FUND                              MID-CAP STOCK FUND
Operations:                               2000              1999                      2000              1999*
  Net investment income             $     705,092    $     722,710                $   103,300     $     51,863

  Net realized gain (loss) on
   investments                         58,423,968       73,587,448                  4,085,223          481,164

  Net change in unrealized appreciation
   or depreciation on investments     (23,591,618)      91,564,086                  5,697,011        2,352,878
                                      -----------      -----------                -----------      -----------
   Change in net assets from
    operations                         35,537,442      165,874,244                  9,885,534        2,885,905
                                      -----------      -----------                -----------      -----------
Distributions to shareholders:

  From net investment income             (706,275)        (654,910)                   (96,979)         (43,023)

  From realized gains on investments   (9,194,838)     (64,764,832)                   (25,758)        (456,416)
                                      -----------      -----------                -----------      -----------
   Change in net assets from
    distributions                      (9,901,113)     (65,419,742)                  (122,737)        (499,439)
                                      -----------      -----------                -----------      -----------
Class Z Share transactions (note 5):

  Proceeds from sale of shares         85,683,103       61,727,019                 32,469,107       23,763,821

  Net asset value of shares issued in
   reinvestment of distributions        9,901,113       65,419,742                    122,737          499,439
                                      -----------      -----------                -----------      -----------
                                       95,584,216      127,146,761                 32,591,844       24,263,260

  Cost of shares repurchased          (35,455,171)     (18,840,534)                (4,097,080)        (170,298)
                                      -----------      -----------                -----------      -----------
   Change in net assets derived from
    capital share transactions         60,129,045      108,306,227                 28,494,764       24,092,962
                                      -----------      -----------                -----------      -----------
Increase (decrease) in net assets      85,765,374      208,760,729                 38,257,561       26,479,428

Net assets:

  Beginning of year                   839,133,795      630,373,066                 26,479,428               --
                                      -----------      -----------                -----------      -----------
  End of year                        $924,899,169     $839,133,795                $64,736,989      $26,479,428
                                      ===========      ===========                ===========      ===========
Undistributed net investment
  income included in net assets           $66,615          $67,799                    $10,800           $8,840
                                      ===========      ===========                ===========      ===========

*Commenced operations May 1, 1999.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                          Year Ended December 31, 2000

                                           EMERGING GROWTH FUND                          HIGH INCOME FUND
Operations:                                       2000**                                      2000**
  Net investment income                         $    8,365                                   $141,807

  Net realized gain (loss) on
   investments                                    (823,186)                                      (517)

  Net change in unrealized appreciation
   or depreciation on investments                 (139,545)                                  (139,213)
                                                ----------                                -----------
   Change in net assets from
    operations                                    (954,366)                                     2,077
                                                ----------                                -----------
Distributions to shareholders:

  From net investment income                        (8,307)                                  (140,556)

  From realized gains on investments                    --                                         --
                                                ----------                                -----------
   Change in net assets from
    distributions                                   (8,307)                                  (140,556)
                                                ----------                                -----------
Class Z Share transactions (note 5):

  Proceeds from sale of shares                  10,851,005                                 10,383,803

  Net asset value of shares issued in
   reinvestment of distributions                     8,307                                    140,556
                                                ----------                                -----------
                                                10,859,312                                 10,524,359

  Cost of shares repurchased                           (14)                                   (12,597)
                                                ----------                                -----------
   Change in net assets derived from
    capital share transactions                  10,859,298                                 10,511,762
                                                ----------                                -----------
Increase (decrease) in net assets                9,896,625                                 10,373,283

Net assets:

  Beginning of year                                     --                                         --
                                                ----------                                -----------
  End of year                                   $9,896,625                                $10,373,283
                                                ==========                                ===========
Undistributed net investment
  income included in net assets                       $260                                     $1,251
                                                ==========                                ===========

**Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                          Year Ended December 31, 2000

                                               INTERNATIONAL                                  GLOBAL
                                                STOCK FUND                                SECURITIES FUND
Operations:                                       2000**                                      2000**
  Net investment income                          $  17,430                                  $  25,624

  Net realized gain (loss) on
   investments                                    (324,824)                                   (97,539)

  Net change in unrealized appreciation
   or depreciation on investments                 (204,284)                                    58,471
                                                ----------                                 ----------
   Change in net assets from
    operations                                    (511,678)                                   (13,444)
                                                ----------                                 ----------
Distributions to shareholders:

  From net investment income                       (17,335)                                   (25,496)

  From realized gains on investments                    --                                         --
                                                ----------                                 ----------
   Change in net assets from
    Distributions                                  (17,335)                                   (25,496)
                                                ----------                                 ----------
Class Z Share transactions (note 5):

  Proceeds from sale of shares                  20,339,521                                 10,129,163

  Net asset value of shares issued in
   reinvestment of distributions                    17,335                                     25,496
                                                ----------                                 ----------
                                                20,356,856                                 10,154,659

  Cost of shares repurchased                           (43)                                        --
                                                ----------                                 ----------
   Change in net assets derived from
    capital share transactions                  20,356,813                                 10,154,659
                                                ----------                                 ----------
Increase (decrease) in net assets               19,827,800                                 10,115,719

Net assets:

  Beginning of year                                     --                                         --
                                                ----------                                 ----------
  End of year                                  $19,827,800                                $10,115,719
                                                ==========                                 ==========
Overdistributed net investment
  income included in net assets                  ($228,197)                                  ($14,198)
                                                ==========                                 ==========

**Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                MONEY MARKET FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.06              0.05             0.05              0.05             0.05
                                          --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.06)            (0.05)           (0.05)            (0.05)           (0.05)
                                          --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     5.86%             4.69%            5.00%             5.01%             4.72%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $93,359           $82,646          $56,416           $41,170           $21,011

Ratio of Expenses to Average Net Assets**         0.46%             0.45%            0.45%             0.50%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                      5.88%             4.72%            4.99%             5.05%             4.74%

====================================================================================================================================

For the Money Market Fund, the "seven-day current" yield for the seven days ended December 31, 2000, was 5.78% (unaudited) and the "effective" yield for that period was 5.94% (unaudited).

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51% and 0.67% for 1997 and 1996, respectively.

 ***Based on average shares outstanding during year.

See accompanying notes to financial statements.

                                    BOND FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $10.05            $10.57           $10.54            $10.33           $10.63
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.71              0.62             0.63              0.54             0.65

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.08             (0.54)            0.02              0.20            (0.28)
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 0.79              0.08             0.65              0.74             0.37
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.69)            (0.60)           (0.62)            (0.51)           (0.64)

   Distributions from Realized Capital Gains        --              (0.00)           (0.00)            (0.02)           (0.03)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.69)            (0.60)           (0.62)            (0.53)           (0.67)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.15            $10.05           $10.57            $10.54           $10.33
====================================================================================================================================

Total Return*                                     8.11%             0.73%            6.18%             7.45%             2.86%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $299,650          $250,485         $228,281          $188,840           $26,572

Ratio of Expenses to Average Net Assets**          0.55%             0.55%             0.55%            0.56%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       6.98%             5.92%             5.94%            6.50%             6.25%

Portfolio Turnover Rate****                      462.98%           713.52%           142.98%           30.71%            25.67%
====================================================================================================================================

       *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

     **During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57% and 0.67% for 1997 and 1996, respectively.

   ***Based on average shares outstanding during year.

 ****The turnover ratio peaked in 1999 as management saw a greater than usual number of opportunities to move from over-valued to under-valued sectors and issuers. Fewer such opportunities presented themselves in 2000, and management has lessened the role of such trading in the management of the portfolio. The turnover ratio is expected to decline further in 2001.

See accompanying notes to financial statements.

                                  BALANCED FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $20.44            $18.74           $17.02            $15.29           $14.63
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.68              0.56             0.57              0.62             0.58

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.11              2.14             1.72              1.93             0.98
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 0.79              2.70             2.29              2.55             1.56
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.67)            (0.53)           (0.57)            (0.63)           (0.58)

   Distributions from Realized Capital Gains      (0.11)            (0.47)           (0.00)            (0.19)           (0.32)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.78)            (1.00)           (0.57)            (0.82)           (0.90)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $20.45            $20.44           $18.74            $17.02           $15.29
====================================================================================================================================

Total Return*                                     3.86%            14.49%           13.40%            16.87%            10.79%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $668,364          $603,136         $449,992          $309,804          $194,725

Ratio of Expenses to Average Net Assets**          0.70%             0.70%            0.70%             0.68%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       3.27%             2.83%            3.20%             3.81%            3.91%

Portfolio Turnover Rate****                      193.97%           269.00%           78.71%            21.15%           33.48%

====================================================================================================================================

       *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

     **During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69% and 0.65% for 1997 and 1996, respectively.

   ***Based on average shares outstanding during year.

 ****Turnover in the stock portion of the portfolio has been relatively constant in recent years in the range of 15% to 25%. The turnover ratio in the bond portion of the portfolio peaked in 1999 as management saw a greater than usual number of opportunities to move from over-valued to under-valued sectors and issuers. Fewer such opportunities presented themselves in 2000, and management has lessened the role of such trading in the management of the portfolio. The turnover ratio is expected to decline further in 2001.

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $33.58            $30.56           $27.20            $21.32           $18.20
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income***                        0.33              0.34             0.34              0.31             0.34

   Net Realized and Unrealized Gain (Loss)
   on Investments                                 (0.05)             5.12             4.52              6.36             3.93
                                                 ------            ------           ------            ------            ------

Total from Investment Operations                   0.28              5.46             4.86              6.67             4.27
                                           -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.33)            (0.32)           (0.34)            (0.32)           (0.34)

   Distributions from Realized Capital Gains      (0.12)            (2.12)           (1.16)            (0.47)           (0.81)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.45)            (2.44)           (1.50)            (0.79)           (1.15)
                                           -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $33.41            $33.58           $30.56            $27.20           $21.32
====================================================================================================================================

Total Return*                                     0.82%            17.95%           17.92%            31.42%            22.02%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)     $1,166,634        $1,098,330         $833,174          $590,135          $232,841

Ratio of Expenses to Average Net Assets**          0.60%             0.60%            0.60%             0.61%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       0.98%             0.99%            1.17%             1.39%            1.78%

Portfolio Turnover Rate                           21.08%            20.13%           17.69%            20.39%           40.55%

====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61% and 0.65% for 1997 and 1996, respectively.

***Based on average shares outstanding during year.

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2000              1999             1998              1997             1996
Net Asset Value, Beginning of Period             $25.59            $22.19           $18.85            $14.60           $12.51
                                                 ------            ------           ------            ------            ------
  Income from Investment Operations

   Net Investment Income***                        0.02              0.02             0.06              0.07             0.13

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 1.08              5.55             3.87              4.52             2.55
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                 1.10              5.57             3.93              4.59             2.68
                                          --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)            (0.02)           (0.06)            (0.07)           (0.13)

   Distributions from Realized Capital Gains      (0.28)            (2.15)           (0.53)            (0.27)           (0.46)
                                                 ------            ------           ------            ------            ------

  Total Distributions                             (0.30)            (2.17)           (0.59)            (0.34)           (0.59)
                                          --------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $26.39            $25.59           $22.19            $18.85            $14.60
====================================================================================================================================

Total Return*                                     4.28%            25.19%           20.90%            31.57%            21.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $924,899          $839,134         $630,373          $456,194           $98,674

Ratio of Expenses to Average Net Assets**          0.80%             0.80%            0.80%             0.82%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       0.08%             0.10%            0.31%             0.70%            0.96%

Portfolio Turnover Rate                           26.77%            38.38%           18.67%            17.06%           49.77%

====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **During the periods shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83% and 0.66% for 1997 and 1996, respectively.

***Based on average shares outstanding during year.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000              19991
Net Asset Value, Beginning of Period             $11.15            $10.00
                                                 ------            ------

  Income from Investment Operations

   Net Investment Income****                       0.03              0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.62              1.34
                                                 ------            ------

  Total from Investment Operations                 2.65              1.37
                                            --------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)           (0.02)

   Distributions from Realized Capital Gains      (0.01)           (0.20)
                                                 ------            ------

  Total Distributions                             (0.03)           (0.22)
                                            --------------------------------

Net Asset Value, End of Period                   $13.77            $11.15
==============================================================================

Total Return*                                    23.85%            13.68%**
==============================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $64,737           $26,479

Ratio of Expenses to Average Net Assets           1.01%             1.00%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.24%             0.39%***

Portfolio Turnover Rate                          51.27%            35.55%

==============================================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

1Commenced operations May 1, 1999.

See accompanying notes to financial statements.

                              EMERGING GROWTH FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.01

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.96)
                                                 ------

  Total from Investment Operations                (0.95)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.01)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.01)
                                             --------------

Net Asset Value, End of Period                    $9.04
===========================================================

Total Return*                                    (9.52%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $9,897

Ratio of Expenses to Average Net Assets           0.91%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.52%***

Portfolio Turnover Rate                          46.57%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.14

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.14)
                                                 ------

  Total from Investment Operations                 0.00
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.14)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.14)
                                             --------------

Net Asset Value, End of Period                    $9.86
===========================================================

Total Return*                                    (0.03%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $10,373

Ratio of Expenses to Average Net Assets           0.81%***

Ratio of Net Investment Income to Average
  Net Assets                                      8.48%***

Portfolio Turnover Rate                           6.78%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2000 2

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.01

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.27)
                                                 ------

  Total from Investment Operations                (0.26)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.01)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.01)
                                             --------------

Net Asset Value, End of Period                    $9.73
===========================================================

Total Return*                                    (2.58%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $19,828

Ratio of Expenses to Average Net Assets           1.26%***

Ratio of Net Investment Income to Average
  Net Assets                                      0.54%***

Portfolio Turnover Rate                           3.33%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   20002

Net Asset Value, Beginning of Period             $10.00
                                                 ------

  Income from Investment Operations

   Net Investment Income****                       0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.04)
                                                 ------

  Total from Investment Operations                (0.01)
                                             --------------

  Distributions

   Distributions from Net Investment Income       (0.03)

   Distributions from Realized Capital Gains        --
                                                 ------

  Total Distributions                             (0.03)
                                             --------------

Net Asset Value, End of Period                    $9.96
===========================================================

Total Return*                                    (0.17%)**
===========================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $10,116

Ratio of Expenses to Average Net Assets           1.01%***

Ratio of Net Investment Income to Average
  Net Assets                                      1.57%***

Portfolio Turnover Rate                           3.18%

===========================================================

    *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  **Not annualized.

 ***Annualized.

****Based on average shares outstanding during period.

2Commenced operations October 31, 2000.

See accompanying notes to financial statements.

ULTRA SERIES FUND

                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with ten investment portfolios (the "funds"), each with different investment objectives and policies and each having available two separate classes of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds. The Mid-Cap Stock Fund commenced operations May 1, 1999. The Emerging Growth Fund, High Income Fund, International Stock Fund, and Global Securities Fund commenced operations on October 31, 2000.

     Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 4); each class will have exclusive voting rights with respect to matters that affect just that class; and each class will bear a different name or designation. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of December 31, 2000, no Class C Shares have been issued.

(2)  Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

     (a) Portfolio Valuation

         Securities and other investments are valued as follows: 1) equity securities listed on any U.S. or foreign stock exchange or the ("NASDAQ") are valued at the last sale price on the valuation day; if no sale occurs, equity securities are appraised at their fair values;
         2) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day, if no sale occurs, equity securities are appraised at their fair values; 3) debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations; 4) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; 5) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; 6) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate. All other securities are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

     (b) Security Transactions and Investment Income

         Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     (c) Expenses

         Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Fund on the basis of relative net assets.

     (d) Repurchase Agreements

         Each  Fund  may  engage  in  repurchase  agreements.  In  a  repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest, The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     (e) Foreign Currency Transactions

         The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (2)  purchases  and  sales  of  investment  securities,   income,   and
              expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

         The High Income, Emerging Growth, International Stock, and Global Securities Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

         The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

     (f) Forward Foreign Currency Exchange Contracts

         The High Income, Emerging Growth, International Stock and Global Securities Funds may each purchase or sell forward foreign currency contracts for defensive or hedging purposes when the Fund's Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value. The Funds realize a gain or a loss at the time the forward contracts are closed out or are offset by a matching contract.

     (g) Futures Contracts

         The Funds (other than the Money Market Fund) may purchase and sell futures contracts and purchase and write options on futures contracts. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

     (h) Reclassification Adjustments

         Paid-in capital, accumulated undistributed net investment income, and accumulated net realized gain (loss) on investments have been adjusted in the Statement of Assets and Liabilities for permanent book-tax differences for all Funds.

     (i) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined daily based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory, trustee, audit, and distribution fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of net investment income from the Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund are declared and reinvested quarterly in additional full and fractional shares of the respective funds. Distributions of net realized capital gains of these funds, if any, will be declared and reinvested at least annually.

     (j) Federal Income Taxes

         Each fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required.

         After October 31, 2000, the following funds had capital and currency losses in the respective amounts: Emerging Growth Fund $669,532 and $0, High Income Fund $517 and $0, International Fund $96,532 and $228,292 and Global Securities Fund $78,386 and $14,325. For income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

         At December 31, 2000, the Bond Fund had a capital loss carryover of $15,416,108. Of that amount, $7,838,884 will expire in the year 2007 and $7,577,224 will expire in the year 2008, if not offset by subsequent capital gains. To the extent the Bond Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryover.

(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term) for each fund during the year ended December 31, 2000, were as follows:

                                             U.S. Government Securities            Other Investment Securities
                                            Purchases            Sales             Purchases           Sales

     Bond                                $655,455,317         $620,122,540        $623,823,190      $559,820,525
     Balanced                             540,557,211          524,646,865         709,892,105       655,296,200
     Growth and Income Stock                       --                   --         317,080,510       235,205,636
     Capital Appreciation Stock                    --                   --         277,928,207       228,786,693
     Mid-Cap Stock                                 --                   --          48,673,398        21,488,982
     Emerging Growth                               --                   --          13,721,138         3,874,401
     High Income                                   --                   --           8,942,724           540,313
     International Stock                           --                   --          20,021,928           616,441
     Global Securities                             --                   --           9,305,082           270,805

(4)  Transactions with Affiliates

     Fees and Expenses

     The Fund has entered into an investment advisory agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"), an affiliated company. The fees under the agreement, paid monthly, are calculated as a percentage of the average daily net assets for each fund at the following annual rates:

     Money Market                                    0.45%
     Bond                                            0.55%
     Balanced                                        0.70%
     Growth and Income Stock                         0.60%
     Capital Appreciation Stock                      0.80%
     Mid-Cap Stock                                   1.00%
     Emerging Growth                                 0.85%
     High Income                                     0.75%
     International Stock                             1.20%
     Global Securities                               0.95%

     Under this unified fee structure, the Investment Adviser is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs, and accounting and legal fees as indicated in the investment advisory agreement.

     The Investment Adviser has entered into Subadviser Agreements for the management of the investments in the Mid-Cap Stock Fund, Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund. The Investment Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Mid-Cap Stock Fund is Wellington Management Company, LLP. The Subadviser for the Emerging Growth Fund and High Income Fund is Massachusetts Financial Services. The Subadviser for the International Stock Fund is Lazard Asset Management. The Subadviser for the Global Securities Fund is Oppenheimer Funds, Inc.

     In addition to the unified investment advisory fee and Subadviser Agreements, each fund also pays certain expenses including trustees fees, brokerage commissions, interest expense, audit fees, and other extraordinary expenses.

     Certain officers and trustees of the Fund are also officers of CUNA Mutual Life Insurance Company or MEMBERS Capital Advisors, Inc. During the year ended December 31, 2000, the Fund made no direct payments to its officers and paid trustees' fees of approximately $10,530 to its unaffiliated trustees.

     Distribution Plan

     All shares are distributed through CUNA Brokerage Service, Inc. ("CBSI"), an affiliated company, or other registered broker-dealers authorized by CBSI. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.

(5)  Share Activity

     Transactions in Class Z Shares of each fund for the years ended December 31, 2000 and 1999, were as follows:

                                  Money                                            Growth and          Capital           Mid-Cap
                                 Market            Bond            Balanced       Income Stock      Appreciation          Stock
                                  Fund             Fund              Fund             Fund           Stock Fund           Fund*
Shares outstanding at
     December 31, 1998        56,416,488        21,598,720       24,018,663        27,264,375       28,412,098                --
                              ----------         ---------        ---------         ---------        ---------         ---------

Shares sold                   57,336,829         2,689,111        4,567,002         3,735,034        2,570,088         2,349,783
Reinvestment dividend shares   3,095,292         1,378,627        1,376,385         2,218,655        2,576,478            42,297
Shares repurchased           (34,202,634)         (743,228)        (452,501)         (507,934)        (767,172)          (16,297)
                              ----------         ---------        ---------         ---------        ---------         ---------
Shares outstanding at
     December 31, 1999        82,645,975        24,923,230       29,509,549        32,710,130       32,791,492         2,375,783
                              ----------         ---------        ---------         ---------        ---------         ---------

Shares sold                   60,038,923         3,834,672        2,880,460         2,257,894        3,262,738         2,643,175
Reinvestment dividend shares   4,975,393         1,909,223        1,172,004           446,798          367,118             9,442
Shares repurchased           (54,300,896)       (1,154,984)        (877,905)         (498,403)      (1,378,448)         (327,296)
                              ----------         ---------        ---------         ---------        ---------         ---------
Shares outstanding at
     December 31, 2000        93,359,395        29,512,141       32,684,108        34,916,419       35,042,900         4,701,104
                              ==========         =========        =========         =========        =========         =========

                                Emerging           High          International       Global
                                 Growth           Income             Stock         Securities
                                 Fund**           Fund**            Fund**           Fund**


Shares outstanding at
     December 31, 1999                --                --               --                --
                               ---------         ---------        ---------         ---------

Shares sold                    1,093,811         1,038,901        2,035,397         1,013,285
Reinvestment dividend shares         905            14,269            1,793             2,556
Shares repurchased                    (1)           (1,289)              (4)               --
                               ---------         ---------        ---------         ---------
Shares outstanding at
     December 31, 2000         1,094,715         1,051,881        2,037,186         1,015,841
                               =========         =========        =========         =========

       *Commenced  operations May 1, 1999.  **Commenced  operations  October 31,
     2000.

(6)  Foreign Securities

     Each Fund may invest in foreign securities, although only the High Income Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund anticipate having significant investments in such securities. The International Stock Fund, Global Securities, High Income Fund and Emerging Growth Fund may invest 100%, 100%, 25% and 25%, respectively, of their assets in foreign securities. No Fund will concentrate its investments in a particular foreign country.

     Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar" securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

(7)  Financial Instruments

     Investing in certain financial instruments including forward foreign currency contracts and futures contracts involves risk other than that reflected in the Statements of Assets and Liabilities. Risk associated with these instruments include potential for an imperfect correlation between the movements in the prices of instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, and changes in the value of foreign currency relative to the US. dollar. The Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

(8)  Concentration of Risk

     The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

(9)  Capital Shares and Affiliated Ownership

     All capital shares outstanding at December 31, 2000, are owned by separate investment accounts of CUNA Mutual Life and CUNA Mutual Group related companies. The market value of investments in the Funds by affiliates were as follows:

                                                CUNA Mutual                    CUNA Mutual                       CUMIS
     Fund                                 Life Insurance Company            Insurance Society           Insurance Society, Inc.
     High Income Fund                           $4,998,678                $           --                     $4,998,678
     Emerging Growth Fund                        4,523,564                     3,618,851                        904,713
     International Stock Fund                   19,489,500                            --                             --
     Global Securities Fund                             --                     4,994,690                      4,994,690

ULTRA SERIES FUND

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Ultra Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund (constituting the Ultra Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 9, 2001

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits:

        (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

        (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

        (c)     Not Applicable.

        (d)     1.      Management Agreement effective May 1, 1997. Incorporated
                        herein by reference to  post-effective  amendment number
                        19 to this Form N-1A  registration  statement  (File No.
                        2-87775) filed with the Commission on February 28, 1997.

                2. Amendment No. 1 to Management Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                3. Amendment No. 2 to Management Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

               4.       a.      Investment    Sub-Advisory   Agreement   Between
                                MEMBERS  Capital  Advisors,  Inc.  (f/k/a  CIMCO
                                Inc.) and Wellington Management Company LLP effective May 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File
                                No.  2-87775) filed with the Commission on April
                                20, 2000.

                        b.      Letter   amendment   between   MEMBERS   Capital
                                Advisors,   Inc.   and   Wellington   Management
                                Company, LLP effective September 21, 2000.

                5. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Lazard Asset Management effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

                6. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Massachusetts Financial Services effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

                7.      Investment   Sub-Advisory   Agreement   Between  MEMBERS
                        Capital   Advisors,   Inc.   (f/k/a   CIMCO   Inc.)  and
                        Oppenheimer Funds, Inc. effective October 15, 2000.

                8. Servicing Agreement between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and CUNA Mutual Insurance
                        Society effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                9. Letter terminating Servicing Agreement between MEMBERS Capital Advisors, Inc. and CUNA Mutual Insurance Society effective June 1, 1999.

                10. Servicing Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                11. Termination Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. effective December 31, 2000.

        (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

        (f)    N/A

        (g)     1.      Mutual Fund Custody  Agreement between Ultra Series Fund
                        and State Street Bank and Trust Company  effective April
                        30,   1997.   Incorporated   herein  by   reference   to
                        post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                2. Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                3. Amendment to Mutual Fund Custody Agreement effective December 2, 1999. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

                4.      Amendment  No.  2  to  Mutual  Fund  Custody   Agreement
                        effective October 15, 2000.

                5.      Amendment  No.  4  to  Mutual  Fund  Custody   Agreement
                        effective March 14, 2001.

        (h)     1.      Participation  Agreement  between  Ultra Series Fund and
                        CUNA Mutual Life Insurance Company Pension Plan for Home
                        Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                8.      Investment  Accounting  Agreement  effective October 28,
                        2000.

        (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

        (j)     Consent of PricewaterhouseCoopers LLP.

        (k)     Not Applicable.

        (l)     1.      Subscription  Agreement  between  Ultra  Series Fund and
                        CUNA Mutual Life Insurance Company effective October 31,
                        2000.

                2. Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000.

        (m)     1.      Plan of  Distribution  dated May 1,  1997.  Incorporated
                        herein by reference to  post-effective  amendment number
                        19 to this Form N-1A  registration  statement  (File No.
                        2-87775) filed with the Commission on February 28, 1997.

                2. Supplement No. 1 to Distrubution Plan effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                3. Supplement No. 2 to Distribution Plan effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

        (n)     Multi-Class   Plans.   Incorporated   herein  by   reference  to
                post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

        (o)     Reserved.

        (p)     1.      Ultra  Series  Fund's Code of Ethics  effective  June 1,
                        2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

                2. MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) (Investment Adviser) Code of Ethics effective April 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

                3. CUNA Brokerage Services, Inc.'s (Principal Underwriter) Code of Ethics effective September 1, 1997. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.


Other Exhibits

        Powers of Attorney

Item 24.  Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                          CUNA Mutual Insurance Society
                              ORGANIZATIONAL CHART

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.      CUNA Mutual Investment Corporation
        Business: Holding Company
        October 15, 1972*
        State of domicile: Wisconsin

        CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

               a.     CUMIS Insurance Society, Inc.
                      Business: Corporate Property/Casualty Insurance May 23, 1960*
                      State of domicile: Wisconsin

               CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                      (1)    Credit Union Mutual Insurance Society
                              New Zealand Ltd.
                             Business: Fidelity Bond Coverage
                             November l, 1990*
                             State of domicile: Wisconsin

               b.            CUNA Brokerage Services, Inc.
                             Business: Brokerage
                             July 19, 1985*
                             State of domicile: Wisconsin

               c.            CUNA Mutual General Agency of Texas, Inc.
                             Business: Managing General Agent
                             August 14, 1991*
                             State of domicile: Texas

               d.            MEMBERS Life Insurance Company
                             Business: Credit Disability/Life/Health
                             February 27, 1976*
                             State of domicile: Wisconsin
                             Formerly CUMIS Life & CUDIS

               e.            International Commons, Inc.
                             Business: Special Events
                             January 13, 1981*
                             State of domicile: Wisconsin

               f.            CUNA Mutual Mortgage Corporation
                             Business: Mortgage Servicing
                             November 20, 1978* Incorporated
                             December 1, 1995 Wholly Owned
                             State of domicile: Wisconsin

               g.            CUNA Mutual Insurance Agency, Inc.
                             Business: Leasing/Brokerage
                             March 1, 1974*
                             State of domicile: Wisconsin
                             Formerly CMCI Corporation

               h.            Stewart Associates Incorporated
                             Business:  Credit Insurance
                             March 6, 1998
                             State of domicile:  Wisconsin

               i.            CMG Mortgage Assurance Company
                             Business: Private Mortgage Insurance
                             50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company October 1, 2000
                             State of domicile: California

               j.            CUNA Mutual Business Services, Inc.
                             Business: Financial Services
                             Incorporated April 22, 1974
                             Wholly owned March 6, 2000
                             State of domicile: Wisconsin

               k.            League Insurance Agency
                             Business: Insurance Agency
                             October 1, 2000
                             State of domicile: Connecticut

                             League Insurance Agency is the 100% owner of the following subsidiary:

                             Member Protection Insurance Plans
                             Business: Insurance Agency
                             October 1, 2000
                             State of domicile: Connecticut

CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

        (1)    CM Field Services, Inc.
               Business: Serves Agency Field Staff
               January 26,1994*
               State of domicile: Wisconsin

        (2)    CUNA Mutual Insurance Agency of Alabama, Inc.
               Business: Property & Casualty Agency
               May 27, 1993
               State of domicile: Alabama

        (3)    CUNA Mutual Insurance Agency of New Mexico, Inc.
               Business: Brokerage of Corporate & Personal Lines
               June 10, 1993*
               State of domicile: New Mexico

        (4)    CUNA Mutual Insurance Agency of Hawaii, Inc.
               Business: Property & Casualty Agency
               June 10, 1993*
               State of domicile: Hawaii

        (5)    CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
               Business: Property & Casualty Agency
               June 24, 1993 *
               State of domicile: Mississippi

        (6)    CUNA Mutual Insurance Agency of Kentucky, Inc.
               Business: Brokerage of Corporate & Personal Lines
               October 5, 1994*
               State of domicile: Kentucky

        (7)    CUNA Mutual Insurance Agency of Massachusetts, Inc.
               Business: Brokerage of Corporate & Personal Lines
               January 27, 1995*
               State of domicile: Massachusetts

2.      C.U.I.B.S. Pty. Ltd.
        Business: Brokerage
        February 18,1981*
        Country of domicile: Australia

3.      CUNA Caribbean Insurance Society Limited
        Business:  Life and Health
        July 4, 1985*
        Country of domicile:  Trinidad and Tobago

4.      CUNA Mutual Australia Holding Co. Pty. Ltd.
        Business: Holding Company
        September 17, 1999*
        Country of domicile: Australia

        CUNA Mutual Australia Holding Co. Pty. Ltd is the owner of the following subsidiary:

        (1)    CUNA Mutual Life Australia, Ltd.
               Business: Life insurance
               October 15, 1999
               Australia

5.      CUNA Mutual Group, Limited
        Business: Brokerage
        May 27, 1998
        Country of domicile: U.K.

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.      C. U. Family Insurance Services, Inc./Colorado
        50% ownership by CUNA Mutual Insurance Agency, Inc.
        50% ownership by Colleague Services Corporation
        September 1, 1981

2.      C. U. Insurance Services, Inc./Oregon
        50% ownership by CUNA Mutual Insurance Agency, Inc.
        50% ownership by Oregon Credit Union League
        December 27, 1989

3.      The CUMIS Group Limited
        63.3% ownership by CUNA Mutual Insurance Society

4.      MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
        50% ownership by CUNA Mutual Investment Corporation
        50% ownership by CUNA Mutual Life Insurance Company
        January 1, 1992

5.      CUNA Mutual Insurance Agency of Ohio, Inc.
        1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
        99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
        June 14, 1993

6.      CMG Mortgage Insurance Company
        50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Co.
        April 14, 1994

7.      Cooperators Life Assurance Society Limited (Jamaica)
        CUNA Mutual Insurance Society owns 122,500 shares
        Jamaica Co-op Credit Union League owns 127,500 shares
        May 10, 1990

8.      CU Interchange Group, Inc.
        Owned by CUNA Strategic Services, Inc. and various state league organizations
        December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.      CMG Mortgage Reinsurance Company
        50% ownership by CUNA Mutual Investment Corporation
        50% ownership by PMI Insurance Company
        July 26, 1999

10.     Credit Union Service Corporation
        Atlanta, Georgia
        Owned by Credit Union National Association, Inc. and 18 state league organizations
        March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11.     finsure.australia limited
        50% ownership by CUNA Mutual Australia Holding Company Pty. Limited 50% ownership by CUSCAL
        October 15, 1999

12.     CUNA Strategic Services, Inc.
        CUNA Mutual Insurance Society owns 200.71 shares
        December 31, 1999

13.     CUNA Strategic Services Inc.
        CUNA Mutual Insurance Society owns 200.71 shares
        December 31, 1999

Partnerships

1.      CM CUSO Limited Partnership, a Washington Partnership
        CUMIS Insurance Society, Inc. - General Partner
        Credit Unions in Washington - Limited Partners
        June 14, 1993

Limited Liability Companies

1.      "Sofia LTD." (Ukraine)
        99.96% CUNA Mutual Insurance Society
        .04% CUMIS Insurance Society, Inc.
        March 6, 1996

2.      'FORTRESS' (Ukraine)
        80% "Sofia LTD."
        19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
        September 25, 1996

3.      MEMBERS Development Company LLC
        49 % CUNA Mutual Investment Corporation
        51% Credit Unions & CUSOs
        September 24, 1999

4.      The Center for Credit Union Innovation LLC
        33.3% ownership by CUNA Mutual Insurance Society 33.3% ownership by CUNA & Affiliates 33.3% ownership by American Association of Credit Union Leagues
        January 5, 2000

Affiliated (Nonstock)

1.      MEMBERS Prime Club, Inc.
        August 8, 1978

2.      CUNA Mutual Group Foundation, Inc.
        July 5, 1967

3.      CUNA Mutual Life Insurance Company
        July 1, 1990

                       CUNA Mutual Life Insurance Company
                              ORGANIZATIONAL CHART

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.      MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc. (CIMCO))
        An Iowa Business Act Corporation
        50% ownership by CUNA Mutual Life Insurance Company
        50% ownership by CUNA Mutual Investment Corporation
        July 16, 1982

        MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc. (CIMCO)) is the investment adviser of:
        Ultra Series Fund
        MEMBERS Mutual Funds

2.      Plan America Program, Inc.
        A Maine Business Act Corporation
        100% ownership by CUNA Mutual Life Insurance Company
        March 9, 1995

3.      CMIA Wisconsin Inc.
        A Wisconsin Business Act Corporation
        100% ownership by CUNA Mutual Life Insurance Company
        May 29, 1998

Item 25.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description. The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS                 POSITION HELD

Michael S. Daubs             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       President
Madison, WI 53705            1982-Present

                             Director
                             1995-Present

                             CUNA Mutual Insurance Society
                             Chief Officer - Investment
                             1990-Present

                             CUNA Mutual Life Insurance Company
                             Chief Officer - Investment
                             1989-Present

Kimberly M. Gant             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Assistant Treasurer
Madison, WI 53705            1999-Present

Tracy K. Gunderson           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Assistant Secretary
Madison, WI 53705            1999-Present

Lawrence R. Halverson        MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Senior Vice President
Madison, WI 53705            1996-Present

                             Vice President
                             1988-Present

                             Secretary
                             1992-1999

                             CUNA Brokerage Services, Inc.
                             President
                             1996-1998

                             Director
                             1996-Present

Joyce A. Harris              MEMBERS Capital Advisors, Inc.
PO Box 7130                  Director and Chair
Madison, WI  53707           1992 - Present

                             Heartland Credit Union
                             President and Chief Executive Officer
                             1978- Present

James C. Hickman             MEMBERS Capital Advisors, Inc.
975 University Avenue        Director
Madison, WI 53706            1992 - Present

                             University of Wisconsin
                             Professor
                             1972 - Present

Mary E. Hoffmann             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Treasurer
Madison, WI 53705            2000 - Present

Michael B. Kitchen           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Director
Madison, WI 53705            1995 - Present

                             CUNA Mutual Insurance Society
                             President and Chief Executive Officer
                             1995- Present

                             CUNA Mutual Life Insurance Company
                             President and Chief Executive Officer
                             1995 - Present

Thomas J. Merfeld            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Senior Vice President
Madison, WI 53705            2000 - Present

                             Secretary
                             1999 - Present

                             Vice President
                             1994 - 2000

George A. Nelson             MEMBERS Capital Advisors, Inc.
PO Box 44965                 Director and Vice Chair
Madison, WI 53744            1992 - Present

                             Evening Telegram Co. - WISC-TV
                             Executive Vice President
                             1982 - Present

Jeffrey B. Pantages          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Senior Vice President
Madison, WI 53705            1998-Present

Mark T. Warshauer            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.       Senior Vice President
Madison, WI 53705            2000 - Present

Item 27.  Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.      Officers and Directors of CUNA Brokerage.

Name and Principal           Positions and Offices        Positions and Offices
Business Address             With the Underwriter         With Registrant
------------------           --------------------         ----------------------

Joseph L. Bauer*             Assistant Treasurer          Finance Reporting
                                                          Operations Manager

Wayne A. Benson*             Director & President         Chief Officer - Sales

Donna C. Blankenheim*        Assistant Secretary          Vice President
                                                          Corporate Secretary

Timothy L. Carlson**         Assistant Treasurer          None

Jan C. Doyle*                Assistant Secretary          Corporate Services
                                                          Manager

Mark Eisenmann*              Associate Compliance         Assistant Director -
                                                          Insurance & Officer
                                                          Securities Market

David S. Emery*              Vice President               Division Vice
9500 Cleveland Ave. #210                                  President Credit Union
Rancho Cucamonga, CA 91730                                Services

John C. Fritsche             Assistant Vice President     None
4455 LBJ Freeway
Suite 1108
Dallas, TX 75244

James E. Gowan*              Director                     Vice President
                                                          Relationship
                                                          Management Sales

Tracy K. Gunderson*          Assistant Secretary          Recording Secretary/
                                                          Technical Writer

Lawrence R. Halverson*       Director                     None

John W. Henry*               Director & Vice President    Vice President

Michael G. Joneson*          Secretary & Treasurer        Forecasting & Planning
                                                          Vice President,
                                                          Finance

Daniel J. LaRocque*          Vice President               Vice President &
                                                          Deputy General Counsel

Marcia L. Martin**           Director & Assistant Vice    Assistant Vice
                             President                    President Broker/
                                                          Dealer Ops

Campbell D. McHugh*          Compliance Officer           Assistant Vice
                                                          President, Associate
                                                          General Counsel

Daniel E. Meylink, Sr.*      Director                     Chief Officer -
                                                          Members Services

Andrew C. Osen*              Associate Compliance         Assistant Counsel
                             Officer

Faye A. Patzner*             Vice President - General     Senior Vice President
                             Counsel                      and General Counsel

Brian L. Schroeder*          Associate Compliance         Assistant Director,
                                                          Insurance & Officer
                                                          Securities Market

Barbara L. Secor**           Assistant Secretary          None

Helen W. Wagabaza*           Assistant Secretary          Recording Secretary/
                                                          Technical Writer

John W. Wiley*               Associate Compliance         Assistant Director,
                             Officer                      Insurance Market
                                                          Conduct

Gregory A. Zanowski          Vice President               Vice President, CUNA
CUNA Mutual Group-Midwest Division                        Mutual Life
15800 N. Haggerty Road, Suite 101                         Distribution
Plymouth, Michigan 48170-4859

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.


c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.      CUNA Mutual Life Insurance Company
        2000 Heritage Way
        Waverly,  Iowa 50677

b.      MEMBERS Capital Advisors, Inc.
        5910 Mineral Point Road
        Madison, Wisconsin 53705

c       CUNA Mutual Insurance Society
        5910 Mineral Point Road
        Madison, Wisconsin 53705

d.      State Street Bank & Trust Company
        225 Franklin Street
        Boston, Massachusetts 02110

Item 29.  Management Services

        Not applicable.

Item 30.  Undertakings

        Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 11th day of April, 2001.



                                        Ultra Series Fund


                                        By:    /s/ Michael S. Daubs
                                               Michael S. Daubs
                                               President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                     DATE


/s/ Gwendolyn M. Boeke*
-----------------------------           ---------------------
Gwendolyn M. Boeke
Trustee


/s/ Michael S. Daubs                    April 11, 2001
-----------------------------           ---------------------
Michael S. Daubs
President and Trustee


/s/ Alfred L. Disrud*
-----------------------------           ---------------------
Alfred L. Disrud
Trustee


/s/ Lawrence R. Halverson               April 11, 2001
-----------------------------           ---------------------
Lawrence R. Halverson
Vice President and Trustee


/s/ Mary E. Hoffmann                    April 11, 2001
-----------------------------           ---------------------
Mary E. Hoffmann
Treasurer

/s/ Thomas J. Merfeld                   April 11, 2001
-----------------------------           ---------------------
Thomas J. Merfeld
Secretary

/s/ Dan P. Owens                        April 11, 2001
-----------------------------           ---------------------
Dan P. Owens
Assistant Treasurer

/s/ Thomas C. Watt*
-----------------------------           ---------------------
Thomas C. Watt
Trustee

/s/ Kevin S. Thompson                   April 11, 2001
-----------------------------           ---------------------
Kevin S. Thompson
Attorney-In-Fact

*Pursuant to Powers of Attorney.

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND

Item 23.  Exhibits:

        (d)(4)(b) Letter amendment between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP effective September 21, 2000.

        (d)(7)  Investment   Sub-Advisory   Agreement  Between  MEMBERS  Capital
                Advisors, Inc. (f/k/a CIMCO Inc.) and Oppenheimer Funds, Inc. effective October 15, 2000.

        (d)(9) Letter terminating Servicing Agreement between MEMBERS Capital Advisors, Inc. and CUNA Mutual Insurance Society effective June 1, 1999.

        (d)(11)Termination Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. effective December 31, 2000.

        (g)(4) Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000.

        (g)(5) Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001.

        (h)(8)  Investment Accounting Agreement effective October 28, 2000.

        (j)     Consent of PricewaterhouseCoopers LLP.

        (l)(1) Subscription Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company effective October 31, 2000.

        (l)(2) Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000.

Other Exhibits

        Powers of Attorney

                                Exhibit (d)(4)(b)

                                                       WELLINGTON(R) MANAGEMENT
Wellington Management Company, LLP                               75 State Street
                                                                          Boston
                                                             Massachusetts 02109
                                                      Telephone:  (617) 951-5000
                                                            Fax:  (617) 951-5250

January 26, 2001


MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road
Madison, Wisconsin  53701-0391
Attention:  Michael S. Daubs, President

Re:  Ultra Series Fund Investment Sub-Advisory Agreement

This letter will serve to amend the Investment Sub-Advisory Agreement dated May 1, 2000, (the "Sub-Advisory Agreement") by and between
Wellington Management Company, LLP and CIMCO Inc. Effective as of September 21, 2000, CIMCO Inc. changed its name to MEMBERS Capital Advisors, inc. All references to CIMCO Inc. in the Sub-Advisory Agreement shall be replaced with MEMBERS Capital Advisors, Inc. All remaining terms and provisions of the Sub-Advisory Agreement shall remain in full force and effect.

If you agree to and accept the terms of this letter, please so indicate by signing, dating and returning one of the enclosed copies of this letter to Katy D. Burke. If you have any questions with respect to this letter please do not hesitate to contact Ms. Burke at (617) 790-7961.

Wellington Management Company, LLP


By:  /s/ Jonathan M. Payson
Name:  Jonathan M. Payson
Title:    Senior Vice President

MEMBERS Capital Advisors, Inc.


By:  /s/ Michael S. Daubs
Name:  Michael S. Daubs
Title:    President

                                  Exhibit (d) 7

                        INVESTMENT SUB-ADVISERY AGREEMENT
                             OppenheimerFunds, Inc.

        THIS INVESTMENT SUB-ADVISERY AGREEMENT ("Agreement), effective the 31st day of October, 2000, by and between MEMBERS Capital Advisors Inc., an Iowa corporation (the "Adviser"), and OppenheimerFunds, Inc. (the "Sub-Adviser").

        Adviser and Sub-Adviser agree as follows:

1. Adviser hereby engages the services of Sub-Adviser in connection with Adviser's management of the Global Securities Fund (the "Portfolio") of the Ultra Series Fund (the "Fund"). Adviser intends to use a manager of managers approach to the management of the Portfolio, as well as other portfolios in the Fund. Therefore, the number of sub-advisers, the named sub-adviser, and the percentage of assets of the Portfolio managed by each sub-adviser will be determined by the Fund's Board of Trustees and the Adviser from time to time. As of the date of this Agreement, Sub-Adviser shall be the sole manager of the Portfolio. Pursuant to this Agreement and subject to the oversight and supervision by Adviser and the officers and the Board of Trustees of the Fund, Sub-Adviser shall manage the investment and reinvestment of the assets of the Portfolio as requested by the Adviser.

2. Sub-Adviser hereby accepts employment by Adviser in the foregoing capacity and agrees, at its own expense, to render the services set forth herein and to provide the office space, furnishings, equipment and personnel required by it to perform such services on the terms and for the compensation provided in this Agreement. The Sub-Adviser shall not be responsible for any services to the Portfolio, or bear any expenses, other than those expressly delineated herein. Provided the Portfolio shall not be required to pay any compensation other than as provided by the terms of this Agreement and subject to the provisions of paragraph 6 hereof, the Sub-Adviser may obtain investment information, research or assistance from any other person, firm or corporation to supplement, update or otherwise improve its investment management services hereunder.

3. In particular, Sub-Adviser shall furnish continuously an investment program for the Portfolio and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Portfolio shall be held in various securities, cash or other investments. Sub-Adviser shall provide Adviser and the officers and Trustees of the Fund with such reports and documentation as the latter shall reasonably request, with such frequency and in such form as mutually agreed upon by the Adviser and Sub-Adviser, regarding Sub-Adviser's management of the Portfolio's assets. Once during each of the Portfolio's fiscal years, the Sub-Adviser will make available its officers and employees to meet with the Fund's Board of Trustees at the Fund's principal place of business upon sufficient written notice. The Sub-Adviser will select which of its officers and employees will meet with the Fund's Board.

        The Sub-Adviser may effect the purchase and sale of securities (which are otherwise publicly traded) in private transactions on such terms and conditions as are customary in such transactions, may use a broker-dealer to effect said transactions, and may enter into a contract in which the broker-dealer acts either as principal or as agent.

        The Sub-Adviser shall not be responsible for the preparation or filing of any report required of the Portfolio or the Fund by any governmental or regulatory agency, except as otherwise expressly agreed to hereunder. The Sub-Adviser hereby undertakes to prepare and file any necessary Schedule 13G reflecting the Portfolio's holdings.

        Absent specific written instructions to the contrary provided to the Sub-Adviser by the Advisor, and subject to the receipt of all necessary voting materials, the Sub-Adviser will vote all proxies with respect to the Portfolio's investments in accordance with the Sub-Adviser's proxy voting procedures.

        In performing its obligations under this Agreement, the Sub-Adviser may rely upon information provided to it by the Fund or on behalf of the Fund, the Advisor, the Fund's custodian or other agent and will not independently verify the accuracy or completeness of such information. The Sub-Adviser shall not be liable for any loss, claim or damages related to such reliance. For the purposes of this provision, "Sub-Adviser" shall include any affiliate of the Sub-Adviser performing services for the Portfolio contemplated hereunder and any officer, director, employee, agent of the Sub-Adviser or such affiliate.

4. Sub-Adviser shall carry out its responsibilities under this Agreement in compliance with: (a) the Portfolio's investment objective, policies and restrictions as set forth in the Fund's current registration statement, (b) such policies or directives as the Fund's Trustees may from time to time establish or issue as provided in writing to the Sub-Adviser, and (c) applicable law and related regulations, provided however, that Sub-Adviser shall not be responsible for complying with any changes to applicable law or regulation until properly notified by Adviser. Adviser shall promptly notify Sub-Adviser of changes to (a) or (b) above and shall notify Sub-Adviser of changes to (c) above promptly after it becomes aware of such changes.

        Notwithstanding the foregoing, the Sub-Adviser shall have no responsibility to monitor compliance with limitations or restrictions for which information from the Advisor or its authorized agent is necessary to enable the Sub-Adviser to monitor compliance with such limitations or restrictions, unless such information is provided to the Sub-Adviser in writing and as otherwise agreed upon. Despite the Sub-Adviser's obligations hereunder, the Advisor retains ultimate responsibility for the Portfolio's compliance with applicable restrictions and limitations.

5. The Advisor shall continue to have responsibility for all services to be provided to the Portfolio pursuant to the Advisory Agreement and shall oversee Sub-Adviser's performance of its duties under this Agreement. In this regard, the Advisor shall provide the Sub-Adviser, or shall cause the Portfolio's custodian or other agent to provide to the Sub-Adviser, on each business day, as of a time of day to be mutually agreed upon, a computer download (in accordance with the Sub-Adviser's specifications as to program and format) detailing, as of the close of the prior business day:

(i) The Portfolio's comprehensive portfolio holdings, including cash and cash-equivalents, total assets, net assets, payables, receivables;

(ii)    The Portfolio's uninvested cash;

(iii)   Current valuations of portfolio securities;

(iv)    Cash flows;

(v)     "Market timing" transactions by Portfolio shareholders;

(vi)    The cash needed to satisfy redemptions;

(vii)   Corporate   actions  (e.g.,  the  tendering  of  portfolio   securities)
        affecting the Portfolio's investments; and

(viii) Other information requested by the Sub-Adviser to assist it in carrying out its duties under this Agreement.

        The Portfolio's custodian or other agent who provides the foregoing information shall enter into a network security agreement with the Sub-Adviser with respect to the electronic transmission of such information. The Sub-Adviser shall not be required to bear any programming costs associated with providing the portfolio information delineated under this paragraph 5. Any costs the parties incur associated with subsequent programming changes shall be born by the party initiating such changes.

        The Advisor shall remain responsible for, among other things, providing the following services with respect to the Portfolio.

(i) The composition of periodic shareholder reports with respect to the Portfolio's operations, proxy materials for meetings of the Portfolio's shareholders, and such registration statements as may be required by federal and state securities laws for the continuous public offering and sale of shares of the Portfolio.

(ii)    The determination of the net asset value(s) of shares of the Portfolio.

        The Advisor shall furnish the Sub-Adviser with certified copies of any financial statement or report prepared for the Portfolio by certified or independent public accountants and with copies of any financial statements or reports made to the Portfolio's shareholders or to any governmental body or securities exchange.

6. Sub-Adviser shall take all actions which it considers necessary in its discretion to implement the investment policies of the Portfolio, and in particular, to place all orders for the purchase or sale of securities or other investments for the Portfolio with brokers or dealers selected by it, and to that end, Sub-Adviser is authorized as the agent of the Portfolio to give instructions to the Portfolio's custodian as to deliveries of securities or other investments and payments of cash for the account of the Portfolio. Consistent with the terms and conditions of this Agreement and the Sub-Adviser's appointment hereunder, the Sub-Adviser is hereby appointed as the Portfolio's agent for the limited purpose of engaging in portfolio transactions on behalf of the Portfolio. In accordance with this authority and as necessary, in the judgement and discretion of the Sub-Adviser, to complete portfolio transactions on behalf of the Portfolio, the Sub-Adviser may enter into trading agreements and open brokerage accounts on behalf of the Portfolio in the name of the Fund or otherwise.

        In connection with the selection of brokers or dealers and the placing of purchase and sale orders with respect to investments of the Portfolio, Sub-Adviser is directed at all times to seek to obtain best execution and price of particular and related portfolio transactions. The abilities of a broker-dealer to obtain best execution of particular or related portfolio transaction(s) will be judged by the Sub-Adviser on the basis of all relevant factors and considerations including, insofar as feasible: the execution capabilities required by the transaction or transactions; the ability and willingness of the broker-dealer to facilitate the Portfolio's portfolio transactions by participating therein for its own account; the importance to the Portfolio of speed, efficiency or confidentiality; the broker-dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; as well as any other matters relevant to the selection of a broker-dealer for particular and related transactions of the Portfolio.

        In addition to seeking the best price and execution, Sub-Adviser may also take into consideration research and statistical information and wire and other quotation services provided by brokers and dealers to Sub-Adviser or its affiliates. Sub-Adviser is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Sub-Adviser's overall responsibilities with respect to overall responsibilities of the Sub-Adviser or its affiliates with respect to the accounts as to which they exercise investment discretion. In reaching such determination, the Sub-Adviser will not be required to place or attempt to place a specific dollar value on the brokerage and/or research services provided or being provided by such broker-dealer. Sub-Adviser will periodically evaluate the statistical data, research and other investment services provided to it by brokers and dealers. Such services may be used by Sub-Adviser in connection with the performance of its obligations under this Agreement or in connection with other advisory or investment operations including using such information in managing its own accounts.

        The Sub-Adviser shall have no duty or obligation to seek advance competitive bidding for the most favorable commission rate applicable to any particular portfolio transactions or to select any broker-dealer on the basis of its purported or "posted" commission rate but will, to the best of its ability, endeavor to be aware of the current level of the charges of eligible broker-dealers and to minimize the expense incurred by the Portfolio for effecting its portfolio transactions to the extent consistent with the interests and policies of the Portfolio as established by the determinations of the Board of Trustees and the provisions of this paragraph 6.

        Subject to the foregoing provisions of this paragraph 6, the Sub-Adviser may also consider sales of shares or willingness to sell shares of the Portfolio and other funds advised by Sub-Adviser or its affiliates as a factor in the selection of broker-dealers for the Portfolio's portfolio transactions.

7. Sub-Adviser's services under this Agreement are not exclusive. Sub-Adviser may provide the same or similar services to other clients provided that the Adviser is not treated less favorably than other clients of Sub-Adviser. Sub-Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Adviser, the Fund or the Portfolio or otherwise be deemed agents of the Adviser, the Fund or the Portfolio. Nothing in this Agreement shall prevent the Sub-Adviser or any officer, director or affiliate thereof from acting as investment advisor or Sub-Adviser for any other person, firm or corporation and shall not in any way limit or restrict the Sub-Adviser or any of its directors, officers, stockholders, employees or affiliates from buying, selling or trading any securities for its or their own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by the Sub-Adviser of its duties and obligations under this Agreement.

8. Sub-Adviser is registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Sub-Adviser shall remain so registered throughout the term of this Agreement and shall notify Adviser immediately if Sub-Adviser ceases to be so registered as an investment adviser.

9. Sub-Adviser or an affiliated person of Sub-Adviser may act as broker for the Portfolio in connection with the purchase or sale of securities or other investments for the Portfolio, subject to: (a) the requirement that Sub-Adviser seek to obtain best execution and price as described herein; (b) the provisions of the Advisers Act; (c) the provisions of the Securities Exchange Act of 1934, as amended; and (d) other applicable provisions of law. Such brokerage services are not within the scope of the duties of Sub-Adviser under this Agreement.
Subject to the requirements of applicable law and any procedures adopted by Fund's board of Trustees, Sub-Adviser or its affiliated persons may receive brokerage commissions, fees or other remuneration from the Portfolio or the Fund for such services in addition to Sub-Adviser's fees for services under this Agreement.

10. For the services rendered, the facilities furnished and the expenses assumed by Sub-Adviser hereunder, Adviser shall pay Sub-Adviser at the end of each quarter a fee based on the average daily net assets of the Portfolio at the following annual rate:

        0.50% of the  first $50  million  in net  assets;
        0.45% of the next $50 million in net assets;
        0.40% of the next $150 million in net assets; and 0.35% of assets in excess of $250 million in net assets.

Sub-Adviser's fee shall be accrued daily at 1/365th of the applicable annual rate set forth above. For the purpose of accruing compensation, the net assets of the Portfolio shall be determined in the manner and on the dates set forth in the current prospectus of the Fund, and, on days on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the previous day on which the net assets shall have been determined. In the event of termination of this Agreement, all compensation accrued through the date of termination will be paid within thirty business days of the date of termination.

        During any period when the determination of net asset value is suspended, the net asset value of the Portfolio as of the last business day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of each succeeding business day until it is again determined.

11. Sub-Adviser hereby undertakes and agrees to maintain, in the form and for the period required by Rule 31a-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), all records relating to the Portfolio's investments within the control of the Sub-Adviser that are required to be maintained by the Portfolio pursuant to the requirements of Rule 31a-1 under the 1940 Act.
Sub-Adviser agrees that all books and records which it maintains for the Portfolio or the Fund are the property of the Fund and further agrees to surrender promptly to the Adviser or the Fund any such books, records or information upon the Adviser's or the Fund's request, although Sub-Adviser may retain a copy of any such books and records. All such books and records shall be made available, within five business days of a written request, to the Fund's accountants or auditors during regular business hours at Sub-Adviser's offices. Adviser and the Fund or either of their authorized representatives shall have the right to copy any records in the possession of Sub-Adviser, which pertain to the Portfolio or the Fund. Such books, records, information or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this Agreement, all such books, records or other information shall be returned to Adviser or the Fund free from any claim or assertion of rights by Sub-Adviser.

12. Sub-Adviser agrees that it will not disclose or use any records or information obtained pursuant to this Agreement in any manner detrimental to the Portfolio. Sub-Adviser agrees that it will keep confidential any information obtained pursuant to this Agreement and disclose such information only if Adviser or the Fund has authorized such disclosure, or if such disclosure is required by federal or state regulatory authorities; provided, however, the Sub-Adviser may disclose the name of the Fund on any representative client list and may include the performance of the subportfolios in any composite of performance.

13. In the absence of willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser or its officers, Trustees or employees, or reckless disregard by Sub-Adviser of its duties under this Agreement, Sub-Adviser shall not be liable to Adviser, the Portfolio, the Fund or to any shareholder of the Portfolio for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Provided nothing herein shall be deemed to protect the Sub-Adviser from willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under this Agreement, the Sub-Adviser shall not be liable for any loss sustained by the Fund, Portfolio or the Advisor by reason of good faith errors or omissions in connection with any matters to which this Agreement relates.

14. This Agreement shall not become effective unless and until it is approved by the board of Trustees of the Fund, including a majority of Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement. This Agreement shall come into full force and effect on the date which it is so approved. This Agreement shall continue in effect for two years and shall thereafter continue in effect from year to year so long as such continuance is specifically approved at least annually by (i) the board of Trustees of the Fund, or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Portfolio; and (ii) a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

15. The Sub-Adviser agrees to indemnify and hold harmless the Advisor, any affiliated person within the meaning of Section 2(a)(3) of the Act ("affiliated person") of the Advisor and each person, if any who, within the meaning of
Section 15 of the Securities Act of 1933 (the "1933 Act"), controls ("controlling person") the Advisor and their respective officers, directors and employees, against any and all losses, claims, damages, liabilities or litigation (including reasonable attorneys' fees), to which the Advisor or such affiliated person or controlling person of the Advisor or their respective officers, directors and employees may become subject under the Act, the 1933 Act, the Advisors Act, or any other statute, law, rule or regulation, arising directly out of the Sub-Adviser's responsibilities hereunder (1) to the extent of and as result of the willful misconduct, bad faith, or gross negligence by the Sub-Adviser, any of the Sub-Adviser's employees or representatives or any other affiliate of or any person acting on behalf of the Sub-Adviser, or (2) as a result of any untrue statement of a material fact contained in the Fund's registration statement, including any amendment thereof or any supplement thereto, or the omission of a material fact required to be stated in such registration statement necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon and in conformity with written information furnished by the Sub-Adviser to the Fund or Portfolio; provided, however, that in no case is the Sub-Adviser's indemnity hereunder deemed to protect a person against any liability to which any such person would otherwise be subject by reason of willful misconduct, bad faith or gross negligence in performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. The Sub-Adviser shall not be liable to the Advisor, the Portfolio or the Fund or any of their respective affiliates or any controlling person of the Fund, Portfolio, the Advisor or their respective affiliates for any losses that may be sustained as a result of
(1) instructions provided by the Sub-Adviser to the Advisor or the Fund's Custodian or Administrator if the recipient had reason to believe that such instruction was not genuine or authorized, or (2) delays in or the inaccuracy of information provided to the Sub-Adviser pursuant to paragraph 3 of this Agreement.

        The Advisor agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser and each controlling person of the Sub-Adviser, if any, and their respective officers, directors and employees against any and all losses, claims, damages, liabilities or litigation (including reasonable attorneys' fees), to which the Sub-Adviser or such affiliated person or controlling person of the Sub-Adviser or their respective officers, directors and employees may become subject under the Act, the 1933 Act, the Advisors Act, or any other statute, law, rule or regulation, arising out of the Advisor's responsibilities as investment manager of the Portfolio or the Advisor's obligations hereunder (1) to the extent of and as a result of the willful misconduct, bad faith, or gross negligence by the Advisor, any of the Advisor's employees or representatives or any affiliate of or any person acting on behalf of the Advisor, or (2) as a result of any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, including any amendment thereof or any supplement thereto, or the omission of or alleged omission to state a material fact in such registration statement necessary to make the statements therein not misleading; provided, however, that in no case shall the Advisor's indemnity hereunder be deemed to protect a person against any liability to which any such person would otherwise be subject by reason of willful misconduct, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. It is agreed that the Advisor's indemnification obligations under this Section 9 will extend to expenses and costs (including reasonable attorneys' fees) incurred by the Sub-Adviser, any controlling person of the Sub-Adviser, the Sub-Adviser's officers, directors, employees or affiliates as a result of any litigation brought by the Advisor alleging the Sub-Adviser's failure to perform its obligations and duties in the manner required under this Agreement, unless judgement is rendered for the Advisor.

16. This Agreement may be terminated at any time without the payment of any penalty, by the Fund's board of Trustees, or by vote of a majority of the outstanding shares of the series of stock representing an interest in the Portfolio on sixty days written notice to the Adviser and Sub-Adviser, or by the Adviser, or by the Sub-Adviser, on sixty days written notice to the other. This Agreement shall automatically terminate in the event of its assignment or in the event of the termination of the investment advisory agreement between the Adviser and the Fund regarding the Adviser's management of the Portfolio.

17. This Agreement may be amended by either party only if such amendment is specifically approved by a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

18. The terms "assignment", "affiliated person" and "interested person", when used in this Agreement, shall have the respective meanings specified in the 1940 Act. The term "majority of the outstanding shares of the class" means the lesser of (a) 67% or more of the shares of such class present at a meeting if more than 50% of such shares are present or represented by proxy or (b) more than 50% of the shares of such class.

19. This Agreement shall be construed in accordance with laws of the State of New York, and applicable provisions of the Advisers Act and 1940 Act.

20. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

21. The Advisor has furnished the Sub-Adviser with true, accurate and complete copies of each of the following documents:

(a)     The Declaration of Trust of the Fund, as in effect on the date hereof;

(b)     The By-Laws of the Fund, as in effect on the date hereof;

(c) The resolutions of the Fund's Trustees approving the engagement of the Sub-Adviser as Sub-Adviser of the Portfolio and approving the form of this Agreement;

(d) The resolutions of the Fund's Trustees selecting the Advisor as investment Advisor to the Portfolio and approving the form of Advisory Agreement;

(e)     The Advisory Agreement;

(f)     The Fund's registration statement;

(g) The policies, procedures and guidelines adopted by the Fund's Board of Trustees with respect to management of the Portfolio;

(h) The Advisor's Form ADV as filed with the Commission as of the date hereof; and

(i) A list of companies the securities of which are not to be bought or sold for the Portfolio.

The Advisor will furnish the Sub-Adviser from time to time with copies, properly certified or otherwise authenticated, of all amendments of or supplements to the foregoing, if any. Such amendments or supplements to items (a) through (i) will be provided promptly after such materials become available to the Advisor. Such amendments or supplements to item (i) above will be provided no later than the end of the business day following the date such amendments or supplements become known to the Advisor. Any amendments or supplements to the foregoing will not be deemed effective with respect to the Sub-Adviser until the Sub-Adviser's receipt thereof. The Advisor will provide such additional information as the Sub-Adviser may reasonably request in connection with the performance of its duties hereunder.

        The Sub-Adviser has furnished the Advisor with true, accurate and complete copies of each of the following documents:

(a) The Sub-Adviser's Form ADV as filed with the Commission, as of date hereof.

(b) Separate lists of persons who the Sub-Adviser wishes to have authorized to give written and/or oral instructions to custodian(s) of the Portfolio's assets; and

(c)     The Code of Ethics of the Sub-Adviser, as in effect on the date hereof.

The Sub-Adviser will furnish the Advisor from time to time with copies, properly certified or otherwise authenticated, of all amendments of or supplements to the foregoing, if any. Material amendments or supplements to the foregoing, if any, will be provided within 30 days of the time such materials become available to the Sub-Adviser. Any amendments or supplements to the foregoing will not be deemed effective with respect to the Advisor until the Advisor's receipt thereof.

22. Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party, with a copy to the Fund, at the addresses below or such other address as such other party may designate for the receipt of such notice.

        If to the Sub-Adviser, to:

                             OppenheimerFunds, Inc.
                        2 World Trade Center, 34th Floor
                          New York, New York 10048-0203
                       Attention: Andrew J. Donohue, Esq.

        If to the Advisor, to:

                         MEMBERS Capital Advisors, Inc.
                             5910 Mineral Point Road
                                  P.O. Box 391
                          Madison, Wisconsin 53701-0391
                     Attention: Michael S. Daubs, President

23. Any question of interpretation of any term or provision of this Agreement having a counterpart or otherwise derived from a term or provision of the Act shall be resolved by reference to such term or provision of the Act and to interpretations thereof, if any, by the United States Courts or, in the absence of any controlling decision of any such court, by the rules, regulations or orders of the Commission. In addition, where the effect of a requirement of the Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

        IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.

                             MEMBERS Capital Advisors, Inc.

                             By: /s/ Michael S. Daubs
                                     Michael S. Daubs, President

ATTEST:

/s/ Candy Davis

                             OppenheimerFunds, Inc.


                             By: /s/ Andrew J. Donohue
                             Andrew J. Donohue, Executive Vice President

ATTEST:
/s/

                                 Exhibit (d)(9)

[CIMCO Letterhead]



April 27, 1999




Michael B. Kitchen
CUNA Mutual Insurance Society
5910 Mineral Point Road
Madison, WI 53705-4456

Re:  Termination of Service Agreement

Dear Mr. Kitchen:

Pursuant to earlier discussions and our mutual agreement, this letter is written notice of the termination of the Servicing Agreement between CIMCO Inc. and CUNA Mutual Insurance Society dated May 1, 1997. The termination is made pursuant to
Section 6 of the Agreement and is effective June 1, 1999.

Sincerely,

/s/ Michael S. Daubs
Michael S. Daubs
President

                                 Exhibit (d)(11)

                              TERMINATION AGREEMENT

        THIS AGREEMENT is effective the 31st day of December, 2000 (the "Effective Date"), by and between MEMBERS Capital Advisors (f/k/a CIMCO) ("MCA") and CUNA Mutual Life Insurance Company ("CMLIC").

          The parties acknowledge that this Agreement is based on the following:

     A. The parties entered into a Servicing Agreement dated May 1, 1997 (attached hereto as Exhibit A), pursuant to which MCA would purchase certain accounting, administrative, clerical, legal, tax and other services relating to the Ultra Series Fund ("USF") from CMLIC in order to fulfill MCA's obligation to the USF as its investment adviser.

     B. As payment for the above services, MCA paid CMLIC a monthly fee equal to 1/12th of .15% of the entire net assets of the USF as determined as of the close of business on the last business day of the preceding month.

     C. The parties agree that the Agreement is no longer required and desire to terminate the Agreement.

        NOW, THEREFORE, for good and valuable consideration, including the mutual covenants contained in this Termination Agreement, the receipt and sufficiency of which are hereby acknowledged, the parties, intending to be legally bound, agree that the Agreement is terminated effective December 31, 2000 and all rights and obligations of the parties under the Agreement terminated as of that date.

        IN WITNESS WHEREOF, the parties have caused this Agreement to be executed as of the day and year first written above.

                             MEMBERS Capital Advisors, Inc.


                             By: /s/ Michael S. Daubs
                                 Michael S. Daubs
                                 President

                             CUNA Mutual Life Insurance Company


                             By:  /s/ Michael B. Kitchen
                                 Michael B. Kitchen
                                 President and Chief Executive Officer

                                  Exhibit (g) 4

                               AMENDMENT NO. 2 TO
                          MUTUAL FUND CUSTODY AGREEMENT

        THIS AMENDMENT NO. 2 TO MUTUAL FUND CUSTODY AGREEMENT is made as of October 15, 2000 by and between the ULTRA SERIES FUND, a Massachusetts Business Trust (the "Fund"), and STATE STREET BANK AND TRUST COMPANY, a Massachusetts State chartered bank trust company ("State Street").

        1. The parties entered into a Mutual Fund Custody Agreement dated April 1997, Amendment No. 1 to Mutual Fund Custody Agreement dated April 26, 1999 and Amendment to Mutual Fund Custody Agreement dated December 2, 1999.

        2. The Fund is instituting four new portfolios, to be known as High Income Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund.

        3. The parties agree to amend Attachment B of the Custody Agreement to read as follows:

                                  ATTACHMENT B

Portfolios of the Ultra Series Fund:

        Money Market Series
        Bond Series
        Balanced Series
        High Income Fund
        Growth and Income Stock Series
        Mid-Cap Stock Fund
        Capital Appreciation Stock Series
        Emerging Growth Fund
        International Stock Fund
        Global Securities Fund
        Treasury 2000 Fund

        The Fund and State Street hereby ratify and confirm the Mutual Fund Custody Agreement and agree that it remains in full force and effect and is binding upon the parties in accordance with its terms, as amended hereby.

        IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their duly authorized representatives designated below as of the day and year first above written.

ULTRA SERIES FUND                       STATE STREET BANK
                                        AND TRUST COMPANY


By: /s/ Michael S. Daubs                By: /s/ Ken A. Bergeron
Michael S. Daubs                        Ken A. Bergeron
President                               Senior Vice President

                                 Exhibit (g)(5)

                AMENDMENT NO. 4 TO MUTUAL FUND CUSTODY AGREEMENT

        This Amendment to the Mutual Fund Custody Agreement is made as of March 14, 2001 by and between Ultra Series Fund (the "Fund") and State Street Bank and Trust Company (the "Custodian"). Capitalized terms used in this Amendment without definition shall have the respective meanings given to such terms in the Custody Agreement referred to below.

        WHEREAS, the Fund and the Custodian entered into a Mutual Fund Custody Agreement dated as of April, 1997, as amended April 26, 1999, December 2, 1999 and October 15, 2000 (as further amended and in effect from time to time, the "Contract"); and

        WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets, and the Fund has made each such series subject to the Contract (each such series, together with all other series subsequently established by the Fund and made subject to the Contract in accordance with the terms thereof, shall be referred to as a "Portfolio", and, collectively, the "Portfolios"); and

        WHEREAS, the Fund and the Custodian desire to amend certain provisions of the Contract to reflect revisions to Rule 17f-5 ("Rule 17f-5") promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"); and

        WHEREAS, the Fund and the Custodian desire to amend and restate certain other provisions of the Contract relating to the custody of assets of each of the Portfolios held outside of the United States.

        NOW THEREFORE, in consideration of the foregoing and the mutual covenants and agreements hereinafter contained, the parties hereby agree to amend the Contract, pursuant to the terms thereof, as follows:

I. Paragraphs 14 and 15 of the Contract are hereby deleted and replaced with the following, as of the effective date of this Amendment:

14.     Provisions Relating to Rules 17f-5 and 17f-7.

14.1. Definitions. Capitalized terms in this Paragraph 14 shall have the following meanings:

"Country Risk" means all factors reasonably related to the systemic risk of holding Foreign Assets in a particular country including, but not limited to, such country's political environment; economic and financial infrastructure (including any Eligible Securities Depositories operating in the country);
prevailing or developing custody and settlement practices; and laws and regulations applicable to the safekeeping and recovery of Foreign Assets held in custody in that country.

"Eligible Foreign Custodian" has the meaning set forth in section (a)(1) of Rule 17f-5, including a majority-owned or indirect subsidiary of a U.S. Bank (as defined in Rule 17f-5), a bank holding company meeting the requirements of an Eligible Foreign Custodian (as set forth in Rule 17f-5 or by other appropriate action of the U.S. Securities and Exchange Commission (the "SEC")), or a foreign branch of a Bank (as defined in Section 2(a)(5) of the 1940 Act) meeting the requirements of a custodian under Section 17(f) of the 1940 Act, except that the term does not include Eligible Securities Depositories.

"Eligible Securities Depository" has the meaning set forth in section (b)(1) of Rule 17f-7.

"Foreign Assets" means any of the Portfolios' investments (including foreign currencies) for which the primary market is outside the United States and such cash and cash equivalents as are reasonably necessary to effect the Portfolios' transactions in such investments.

"Foreign Custody Manager" has the meaning set forth in section (a)(3) of Rule 17f-5.

14.2. Delegation to the Custodian as Foreign Custody Manager. The Fund, by resolution adopted by its Board of Trustees (the "Board"), hereby delegates to the Custodian, with respect to the Portfolios, subject to Section (b) of Rule 17f-5, the responsibilities set forth in this Paragraph 14 with respect to Foreign Assets of the Portfolios held outside the United States, and the Custodian hereby accepts such delegation, as Foreign Custody Manager with respect to the Portfolios.

14.3. Countries Covered. The Foreign Custody Manager shall be responsible for performing the delegated responsibilities defined below only with respect to the countries and custody arrangements for each such country listed on Schedule A to this Contract, which list of countries may be amended from time to time by the Fund with the agreement of the Foreign Custody Manager. The Foreign Custody Manager shall list on Schedule A the Eligible Foreign Custodians selected by the Foreign Custody Manager to maintain the assets of the Portfolios which list of Eligible Foreign Custodians may be amended from time to time in the sole discretion of the Foreign Custody Manager. The Foreign Custody Manager will provide amended versions of Schedule A in accordance with Section 14.7 of this Paragraph 14.

Upon the receipt by the Foreign Custody Manager of Proper Instructions to open an account or to place or maintain Foreign Assets in a country listed on Schedule A, and the fulfillment by the Fund on behalf of the Portfolios of the applicable account opening requirements for such country, the Foreign Custody Manager shall be deemed to have been delegated by the Board on behalf of the Portfolios responsibility as Foreign Custody Manager with respect to that country and to have accepted such delegation. Execution of this Amendment by the Fund shall be deemed to be a Proper Instruction to open an account, or to place or maintain Foreign Assets, in each country listed on Schedule A in which the Custodian has previously placed or currently maintains Foreign Assets pursuant to the terms of the Contract. Following the receipt of Proper Instructions directing the Foreign Custody Manager to close the account of a Portfolio with the Eligible Foreign Custodian selected by the Foreign Custody Manager in a designated country, the delegation by the Board on behalf of the Portfolios to the Custodian as Foreign Custody Manager for that country shall be deemed to have been withdrawn and the Custodian shall immediately cease to be the Foreign Custody Manager of the Portfolios with respect to that country.

The Foreign Custody Manager may withdraw its acceptance of delegated responsibilities with respect to a designated country upon written notice to the Fund. Thirty days (or such longer period as to which the parties agree in writing) after receipt of any such notice by the Fund, the Custodian shall have no further responsibility as Foreign Custody Manager to the Fund with respect to the country as to which the Custodian's acceptance of delegation is withdrawn.

14.4.   Scope of Delegated Responsibilities.

14.4.1. Selection of Eligible Foreign Custodians. Subject to the provisions of this Paragraph 14, the Portfolio's Foreign Custody Manager may place and maintain the Foreign Assets in the care of the Eligible Foreign Custodian selected by the Foreign Custody Manager in each country listed on Schedule A, as amended from time to time.

In performing its delegated responsibilities as Foreign Custody Manager to place or maintain Foreign Assets with an Eligible Foreign Custodian, the Foreign Custody Manager shall determine that the Foreign Assets will be subject to reasonable care, based on the standards applicable to custodians in the country in which the Foreign Assets will be held by that Eligible Foreign Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation the factors specified in Rule 17f-5(c)(1).

14.4.2. Contracts With Eligible Foreign Custodians. The Foreign Custody Manager shall determine that the contract governing the foreign custody arrangements with each Eligible Foreign Custodian selected by the Foreign Custody Manager will satisfy the requirements of Rule 17f-5(c)(2).

14.4.3. Monitoring. In each case in which the Foreign Custody Manager maintains Foreign Assets with an Eligible Foreign Custodian selected by the Foreign Custody Manager, the Foreign Custody Manager shall establish a system to monitor
(i) the appropriateness of maintaining the Foreign Assets with such Eligible Foreign Custodian and (ii) the contract governing the custody arrangements established by the Foreign Custody Manager with the Eligible Foreign Custodian. In the event the Foreign Custody Manager determines that the custody arrangements with an Eligible Foreign Custodian it has selected are no longer appropriate, the Foreign Custody Manager shall notify the Board in accordance with Section 14.7 hereunder.

14.5. Guidelines for the Exercise of Delegated Authority. For purposes of this Paragraph 14, the Board shall be deemed to have considered and determined to accept such Country Risk as is incurred by placing and maintaining the Foreign Assets in each country for which the Custodian is serving as Foreign Custody Manager of the Portfolios.

14.6. Standard of Care as Foreign Custody Manager of a Portfolio. In performing the responsibilities delegated to it, the Foreign Custody Manager agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of assets of management investment companies registered under the 1940 Act would exercise.

14.7. Reporting Requirements. The Foreign Custody Manager shall report the withdrawal of the Foreign Assets from an Eligible Foreign Custodian and the placement of such Foreign Assets with another Eligible Foreign Custodian by providing to the Board an amended Schedule A at the end of the calendar quarter in which an amendment to such Schedule has occurred. The Foreign Custody Manager shall make written reports notifying the Board of any other material change in the foreign custody arrangements of the Portfolios described in this Paragraph 14 after the occurrence of the material change.

14.8. Representations with Respect to Rule 17f-5. The Foreign Custody Manager represents to the Fund that it is a U.S. Bank as defined in section (a)(7) of Rule 17f-5.

The Fund represents to the Custodian that the Board has determined that it is reasonable for the Board to rely on the Custodian to perform the responsibilities delegated pursuant to this Contract to the Custodian as the Foreign Custody Manager of the Portfolios.

14.9. Effective Date and Termination of the Custodian as Foreign Custody Manager. The Board's delegation to the Custodian as Foreign Custody Manager of the Portfolios shall be effective as of the date hereof and shall remain in effect until terminated at any time, without penalty, by written notice from the terminating party to the non-terminating party. Termination will become effective thirty (30) days after receipt by the non-terminating party of such notice. The provisions of Section 14.3 hereof shall govern the delegation to and termination of the Custodian as Foreign Custody Manager of the Portfolios with respect to designated countries.

14.10.  Eligible Securities Depositories.

14.10.1 Analysis and Monitoring. The Custodian shall (a) provide the Fund (or its duly-authorized investment manager or investment adviser) with an analysis of the custody risks associated with maintaining assets with the Eligible Securities Depositories set forth on Schedule B hereto in accordance with section (a)(1)(i)(A) of Rule 17f-7, and (b) monitor such risks on a continuing basis, and promptly notify the Fund (or its duly-authorized investment manager or investment adviser) of any material change in such risks, in accordance with section (a)(1)(i)(B) of Rule 17f-7.

14.10.2 Standard of Care. The Custodian agrees to exercise reasonable care, prudence and diligence in performing the duties set forth in Section 14.10.1.

15. Duties of the Custodian with Respect to Property of the Portfolios Held Outside the United States.

15.1 Definitions. Capitalized terms in this Paragraph 15 shall have the following meanings:

"Foreign Securities System" means an Eligible Securities Depository listed on Schedule B hereto.

"Foreign Sub-Custodian" means a foreign banking institution serving as an Eligible Foreign Custodian.

15.2. Holding Securities. The Custodian shall identify on its books as belonging to the Portfolios the foreign securities held by each Foreign Sub-Custodian or Foreign Securities System. The Custodian may hold foreign securities for all of its customers, including the Portfolios, with any Foreign Sub-Custodian in an account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to foreign securities of the Portfolios which are maintained in such account shall identify those securities as belonging to the Portfolios and (ii), to the extent permitted and customary in the market in which the account is maintained, the Custodian shall require that securities so held by the Foreign Sub-Custodian be held separately from any assets of such Foreign Sub-Custodian or of other customers of such Foreign Sub-Custodian.

15.3. Foreign Securities Systems. Foreign securities shall be maintained in a Foreign Securities System in a designated country through arrangements implemented by the Custodian or Foreign Sub-Custodian, as applicable, in such country.

15.4.   Transactions in Foreign Custody Account.

15.4.1. Delivery of Foreign Assets. The Custodian or a Foreign Sub-Custodian shall release and deliver foreign securities of the Portfolios held by the Custodian or such Foreign Sub-Custodian, or in a Foreign Securities System account, only upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

        (i) upon the sale of such foreign securities for the Portfolio in accordance with commercially reasonable market practice in the country where such foreign securities are held or traded, including, without limitation: (A) delivery against expectation of receiving later payment; or (B) in the case of a sale effected through a Foreign Securities System, in accordance with the rules governing the operation of the Foreign Securities System;

        (ii) in connection with any repurchase agreement related to foreign securities;

        (iii) to the depository agent in connection with tender or other similar offers for foreign securities of the Portfolios;

        (iv) to the issuer thereof or its agent when such foreign securities are called, redeemed, retired or otherwise become payable;

        (v) to the issuer thereof, or its agent, for transfer into the name of the Custodian (or the name of the respective Foreign Sub-Custodian or of any nominee of the Custodian or such Foreign Sub-Custodian) or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units;

        (vi) to brokers, clearing banks or other clearing agents for examination or trade execution in accordance with market custom; provided that in any such case the Foreign Sub-Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Foreign Sub-Custodian's own negligence or willful misconduct;

        (vii) for exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement;

        (viii) in the case of warrants, rights or similar foreign securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities;

        (ix) for delivery as security in connection with any borrowing by the Portfolios requiring a pledge of assets by the Portfolios;

        (x) in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

        (xi)    in connection with the lending of foreign securities; and

        (xii) for any other proper purpose, but only upon receipt of Proper Instructions specifying the foreign securities to be delivered and naming the person or persons to whom delivery of such securities shall be made.

15.4.2. Payment of Portfolio Monies. Upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, the Custodian shall pay out, or direct the respective Foreign Sub-Custodian or the respective Foreign Securities System to pay out, monies of a Portfolio in the following cases only:

        (i) upon the purchase of foreign securities for the Portfolio, unless otherwise directed by Proper Instructions, by (A) delivering money to the seller thereof or to a dealer therefor (or an agent for such seller or dealer) against expectation of receiving later delivery of such foreign securities; or (B) in the case of a purchase effected through a Foreign Securities System, in accordance with the rules governing the operation of such Foreign Securities System;

        (ii) in connection with the conversion, exchange or surrender of foreign securities of the Portfolio;

        (iii) for the payment of any expense or liability of the Portfolio, including but not limited to the following payments: interest, taxes, investment advisory fees, transfer agency fees, fees under this Contract, legal fees, accounting fees, and other operating expenses;

        (iv) for the purchase or sale of foreign exchange or foreign exchange contracts for the Portfolio, including transactions executed with or through the Custodian or its Foreign Sub-Custodians;

        (v) in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

        (vi) for payment of part or all of the dividends received in respect of securities sold short;

        (vii)   in   connection   with  the  borrowing  or  lending  of  foreign
                securities; and

        (viii) for any other proper purpose, but only upon receipt of Proper Instructions specifying the amount of such payment and naming the person or persons to whom such payment is to be made.

15.4.3. Market Conditions. Notwithstanding any provision of this Contract to the contrary, settlement and payment for Foreign Assets received for the account of the Portfolios and delivery of Foreign Assets maintained for the account of the Portfolios may be effected in accordance with the customary established securities  trading or  processing  practices  and  procedures in the country or market in which the transaction occurs, including, without limitation, delivering Foreign Assets to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) with the expectation of receiving later payment for such Foreign Assets from such purchaser or dealer.

The Custodian shall provide to the Board the information with respect to custody and settlement practices in countries in which the Custodian employs a Foreign Sub-Custodian, including without limitation information relating to Foreign Securities Systems, described on Schedule C hereto at the time or times set forth on such Schedule. The Custodian may revise Schedule C from time to time, provided that no such revision shall result in the Board being provided with substantively less information than had been previously provided hereunder.

15.5. Registration of Foreign Securities. The foreign securities maintained in the custody of a Foreign Sub-Custodian (other than bearer securities) shall be registered in the name of the applicable Portfolio or in the name of the Custodian or in the name of any Foreign Sub-Custodian or in the name of any nominee of the foregoing, and the Fund on behalf of such Portfolio agrees to hold any such nominee harmless from any liability as a holder of record of such foreign securities. The Custodian or a Foreign Sub-Custodian shall not be obligated to accept securities on behalf of a Portfolio under the terms of this Contract unless the form of such securities and the manner in which they are delivered are in accordance with reasonable market practice.

15.6. Bank Accounts. The Custodian shall identify on its books as belonging to the Fund cash (including cash denominated in foreign currencies) deposited with the Custodian. Where the Custodian is unable to maintain, or market practice does not facilitate the maintenance of, cash on the books of the Custodian, a bank account or bank accounts opened and maintained outside the United States on behalf of a Portfolio with a Foreign Sub-Custodian. All accounts referred to in this Section shall be subject only to draft or order by the Custodian (or, if applicable, such Foreign Sub-Custodian) acting pursuant to the terms of this Agreement to hold cash received by or from or for the account of the Portfolio. Cash maintained on the books of the Custodian (including its branches, subsidiaries and affiliates), regardless of currency denomination, is maintained in bank accounts established under, and subject to the laws of, the Commonwealth of Massachusetts.

15.7. Collection of Income. The Custodian shall use reasonable commercial efforts to collect all income and other payments with respect to the Foreign Assets held hereunder to which the Portfolios shall be entitled and shall credit such income, as collected, to the applicable Portfolio In the event that extraordinary measures are required to collect such income, the Fund and the Custodian shall consult as to such measures and as to the compensation and expenses of the Custodian relating to such measures.

15.8. Shareholder Rights. With respect to the foreign securities held pursuant to this Paragraph 15, the Custodian will use reasonable commercial efforts to facilitate the exercise of voting and other shareholder rights, subject always to the laws, regulations and practical constraints that may exist in the country where such securities are issued. The Fund acknowledges that local conditions, including lack of regulation, onerous procedural obligations, lack of notice and other factors may have the effect of severely limiting the ability of the Fund to exercise shareholder rights.

15.9. Communications Relating to Foreign Securities. The Custodian shall transmit promptly to the Fund written information (including, without limitation, pendency of calls and maturities of foreign securities and expirations of rights in connection therewith) received by the Custodian via the Foreign Sub-Custodians from issuers of the foreign securities being held for the account of the Portfolios. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund written information so received by the Custodian from issuers of the foreign securities whose tender or exchange is sought or from the party (or its agents) making the tender or exchange offer. The Custodian shall not be liable for any untimely exercise of any tender, exchange or other right or power in connection with foreign securities or other property of the Portfolios at any time held by it unless (i) the Custodian or the respective Foreign Sub-Custodian is in actual possession of such foreign securities or property and (ii) the Custodian receives Proper Instructions with regard to the exercise of any such right or power, and both (i) and (ii) occur at least three business days prior to the date on which the Custodian is to take action to exercise such right or power.

15.10. Liability of Foreign Sub-Custodians and Foreign Securities Systems. Each agreement pursuant to which the Custodian employs a Foreign Sub-Custodian shall, to the extent possible, require the Foreign Sub-Custodian to exercise reasonable care in the performance of its duties and, to the extent possible, to indemnify, and hold harmless, the Custodian from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the Foreign Sub-Custodian's performance of such obligations. At the Fund's election, the Portfolios shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a Foreign Sub-Custodian as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Portfolios have not been made whole for any such loss, damage, cost, expense, liability or claim.

15.11. Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund, the Portfolios or the Custodian as custodian of the Portfolios by the tax law of the United States or of any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund with respect to the Portfolios or the Custodian as custodian of the Portfolios by the tax law of countries other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of countries for which the Fund has provided such information.

15.12. Liability of Custodian. Except as may arise from the Custodian's own negligence or willful misconduct or the negligence or willful misconduct of a Sub-Custodian, the Custodian shall be without liability to the Fund for any loss, liability, claim or expense resulting from or caused by anything which is part of Country Risk. The Custodian shall be liable for the acts or omissions of a Foreign Sub-Custodian to the same extent as set forth with respect to sub-custodians generally in the Contract and, regardless of whether assets are maintained in the custody of a Foreign Sub-Custodian or a Foreign Securities System, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism, or any other loss where the Sub-Custodian has otherwise acted with reasonable care.

II. Schedules A, B and C of the Contract are hereby deleted and replaced with Schedules A, B and C attached hereto.

III. Except as specifically superseded or modified herein, the terms and provisions of the Contract shall continue to apply with full force and effect. In the event of any conflict between the terms of the Contract prior to this Amendment and this Amendment, the terms of this Amendment shall prevail. If the Custodian is delegated the responsibilities of Foreign Custody Manager pursuant to the terms of Paragraph 14 hereof, in the event of any conflict between the provisions of Paragraphs 14 and 15 hereof, the provisions of Paragraph 14 shall prevail.

IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed in its name and behalf by its duly authorized representative as of the date first above written.

STATE STREET BANK AND TRUST COMPANY

By:
        ----------------------------
Name:
Title:

ULTRA SERIES FUND

By:
        ------------------------------------
Name:  Michael S. Daubs
Title:  President

                                 Exhibit (h)(8)

                         INVESTMENT ACCOUNTING AGREEMENT

        THIS AGREEMENT is made effective the 28th day of October, 2000; by and between STATE STREET BANK AND TRUST COMPANY, a trust company chartered under the laws of the Commonwealth of Massachusetts, having its principal office and place of business at 225 Franklin. Street, Boston, Massachusetts 02110 ("State Street"), and each registered investment company listed on Schedule A hereto, as it may be amended from time to time, incorporated herein by reference, each having its principal office and place of business at MEMBERS Capital Advisors, Inc., 5910 Mineral Point Road, Madison, Wisconsin (each a "Fund").

                                   WITNESSETH:

        WHEREAS, Fund desires to appoint State Street as its agent to perform certain investment accounting and recordkeeping functions for the assets of the Fund's investment portfolio or portfolios (each a "Portfolio", and collectively the "Portfolios"); and

        WHEREAS, State Street is willing to accept such appointment on the terms and conditions hereinafter set forth;

        NOW THEREFORE, for and in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1. APPOINTMENT OF AGENT. Fund hereby constitutes and appoints State Street as its agent to perform certain accounting and recordkeeping functions relating to portfolio transactions required of a duly registered investment company under Rule 31a of the Investment Company Act of 1940, as amended (the "1940 Act") and to calculate the net asset value of the Portfolios.

2.      REPRESENTATIONS AND WARRANTIES.

        A. Fund hereby represents, warrants and acknowledges to State Street:

        1. That it is a registered investment company duly organized and existing and in good standing under the laws of its state of organization, and that it is registered under the 1940 Act; and

        2. That it has the requisite power and authority under applicable law, its articles of incorporation and its bylaws to enter into this Agreement; it has taken all requisite action necessary to appoint State Street as investment accounting and recordkeeping agent; this Agreement has been duly executed and delivered by Fund; and this Agreement constitutes a legal, valid and binding obligation of Fund, enforceable in accordance with its terms.

        B. State Street hereby represents, warrants and acknowledges to Fund:

                1. That it is a trust company duly organized and existing and in good standing under the laws of the Commonwealth of Massachusetts; and

                2. That it has the requisite power and authority under applicable law, its charter and its bylaws to enter into and perform this Agreement; this Agreement has been duly executed and delivered by State Street; and this Agreement constitutes a legal, valid and binding obligation of State Street, enforceable in accordance with its terms.

3.      DUTIES AND RESPONSIBILITIES OF THE PARTIES.

        A. Delivery of Accounts and Records. Fund will turn over or cause to be turned over to State Street all accounts and records needed by State Street to perform its duties and responsibilities hereunder fully and properly. State Street may rely conclusively on the completeness and correctness of such accounts and records.

        B. Accounts and Records. State Street will prepare and maintain, under the direction of and as interpreted by Fund, Fund's or Portfolio's accountants and/or other advisors, in complete, accurate and current form such accounts and records: (1) required to be maintained by Fund with respect to portfolio transactions under Section 31(a) of the 1940 Act and the rules and regulations from time to time adopted thereunder; (2)
                required as a basis for calculation of each Portfolio's net asset value; and (3) as otherwise agreed upon by the parties.
                Fund will advise State Street in writing of all applicable record retention requirements, other than those set forth in the 1940 Act. State Street will preserve such accounts and records in the manner and for the periods prescribed in the 1940 Act or for such longer period as is agreed upon by the parties. Fund will furnish, in writing or its electronic or digital equivalent, accurate and timely information needed by State Street to complete such accounts and records when such information is not readily available from generally accepted securities industry services or publications.

        C. Accounts and Records Property of Fund. State Street acknowledges that all of the accounts and records maintained by State Street pursuant hereto are the property of Fund, and will be made available to Fund for inspection or reproduction within a reasonable period of time, upon demand. State Street will assist Fund's independent auditors, or upon the prior written approval of Fund, or upon demand, any regulatory body, in any requested review of Fund's accounts and records but Fund will reimburse State Street for all expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from Fund of the necessary information or instructions, State Street will supply information from the books and records it maintains for Fund that Fund may reasonably request for tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as Fund and State Street may agree upon from time to time.

        D. Adoption of Procedures. State Street and Fund may from time to time adopt such procedures as they agree upon, and State Street may conclusively assume that no procedure approved or directed by Fund, Fund's or Portfolio's accountants or other advisors conflicts with or violates any requirements of the prospectus, articles of incorporation, bylaws, any applicable law, rule or regulation, or any order, decree or agreement by which Fund may be bound. Fund will be responsible for notifying State Street of any changes in statutes, regulations, rules, requirements or policies which may impact State Street responsibilities or procedures under this Agreement.

        E. Valuation of Assets. State Street will value the assets of each Portfolio in accordance with Fund's Instructions utilizing the pricing sources designated by Fund ("Pricing Sources") on Exhibit A hereto. In the event that Fund specifies Reuters America, Inc., it will enter into the Agreement attached hereto as Exhibit B. State Street will calculate each Portfolio's net asset value in accordance with the Portfolio's registration statement and the Investment Company Act of 1940.

        F. Service Level Agreement. State Street and Fund will agree, from time to time, upon the terms of a separate Service Level Agreement.

  4.     INSTRUCTIONS.

        A. The term "Instructions", as used herein, means written (including telecopied, telexed, or electronically transmitted) or oral instructions which State Street reasonably believes were given by a designated representative of Fund. Fund will deliver to State Street, on or prior to the date hereof and thereafter from time to time as changes therein are necessary, written Instructions naming one or more designated representatives to give Instructions in the name and on behalf of Fund, which Instructions may be received and accepted by State Street as conclusive evidence of the authority of any designated representative to act for Fund and may be considered to be in full force and effect until receipt by State Street of notice to the contrary. Unless such written Instructions delegating authority to any person to give Instructions specifically limit such authority to specific matters or require that the approval of anyone else will first have been obtained, State Street will be under no obligation to inquire into the right of such person, acting alone, to give any Instructions whatsoever. If Fund fails to provide State Street any such Instructions naming designated representatives, any Instructions received by State Street from a person reasonably believed to be an appropriate representative of Fund will constitute valid and proper Instructions hereunder. The term "designated representative" may include Fund's or a Portfolio's employees and agents, including investment managers and their employees.

        B. No later than the next business day immediately following each oral Instruction, Fund will send State Street written confirmation of such oral Instruction. At State Street's sole discretion, State Street may record on tape, or otherwise, any oral Instruction whether given in person or via telephone, each such recording identifying the date and the time of the beginning and ending of such oral Instruction.

               Fund will provide upon State Street's request a certificate signed by an officer or designated representative of Fund, as conclusive proof of any fact or matter required to be ascertained from Fund hereunder. Fund will also provide State Street Instructions with respect to any matter concerning this Agreement requested by State Street. If State Street reasonably believes that it could not prudently act according to the Instructions, or the instruction or advice of Fund's or a Portfolio's accountants or counsel, it may in its discretion, with notice to Fund, not act according to such Instructions.

5. LIMITATION OF LIABILITY OF STATE STREET. State Street is not responsible or liable for, and Fund will indemnify and hold State Street harmless from and against, any and all costs, expenses, losses, damages, charges, counsel fees (including, without limitation, disbursements and the allocable cost of in-house counsel), payments and liabilities which may be asserted against or incurred by State Street or for which State Street may be held to be liable, arising out of or attributable to:

        A. State Street's action or failure to act pursuant hereto; provided that State Street has acted in good faith and with reasonable care; and provided further, that in no event is State Street liable for consequential, special, or punitive damages;

        B. State Street's payment of money as requested by Fund, or the taking of any action which might make it or its nominee liable for payment of monies or in any other way; provided, however, that nothing herein obligates State Street to take any such action or expend its own monies except in its sole discretion;

        C. State Street's action hereunder upon any Instruction, advice, notice, request, consent, certificate or other instrument or paper appearing to it to be genuine and to have been properly executed, including any Instructions, communications, data or other information received by State Street by means of the Systems, as hereinafter defined, or any electronic system of communication;

        D. State Street's action or failure to act in good faith reliance on the advice or opinion of counsel for Fund or of its own counsel with respect to questions or matters of law, or on the Instruction, advice or statements of any officer or employee of Fund, or Fund's accountants or other authorized individuals, and other persons believed by it in good faith to be expert in matters upon which they are consulted;

        E. Any error, omission, inaccuracy or other deficiency in any Portfolio's accounts and records or other information provided to State Street by or on behalf of a Portfolio, including the accuracy of the prices quoted by the Pricing Sources or for the information supplied by Fund to value the assets, or the failure of Fund to provide, or provide in a timely manner, any accounts, records, or information needed by State Street to perform its duties hereunder;

        F. Fund's refusal or failure to comply with the terms hereof (including without limitation Fund's failure to pay or reimburse State Street under Section 5 hereof), Fund's negligence or willful misconduct, or the failure of any representation or warranty of Fund hereunder to be and remain true and correct in all respects at all times;

        G. The use or misuse, whether authorized or unauthorized, of the Systems or any electronic system of communication used hereunder, by Fund or by any person who acquires access to the Systems or such other systems through the terminal device, passwords, access instructions or other means of access to such Systems or such other system which are utilized by, assigned to or otherwise made available to Fund, except to the extent attributable to any negligence or willful misconduct by State Street;

        H. Loss occasioned by the acts, omissions, defaults or insolvency of any broker, bank, trust company, securities system or any other person with whom State Street may deal; and

        I. The failure or delay in performance of its obligations hereunder, or those of any entity for which it is responsible hereunder, arising out of or caused, directly or indirectly, by circumstances beyond the affected entity's reasonable control, including, without limitation: any interruption, loss or malfunction of any utility, transportation, computer (hardware or software) or communication service; inability to obtain labor, material, equipment or transportation, or a delay in mails; governmental or exchange action, statute, ordinance, rulings, regulations or direction; wax, strike, riot, emergency, civil disturbance, terrorism, vandalism, explosions, labor disputes, freezes, floods, fires, tornadoes, acts of God or public enemy, revolutions, or insurrection.

6. COMPENSATION. In consideration for its services hereunder, Fund will pay to State Street the compensation set forth in a separate fee schedule, incorporated herein by reference, to be agreed to by Fund and State Street from time to time, and, upon demand, reimbursement for State
        Street's cash disbursements and reasonable out-of-pocket costs and expenses, including attorney's fees and disbursements, incurred by State Street in connection with the performance of services hereunder.

7. TERM AND TERMINATION. The initial term of this Agreement is for a period of three (3) years. Either Fund or State Street may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid, to the other party and received not less than ninety (90) days prior to the date upon which such termination will take effect. Upon termination hereof

        A. Fund will pay State Street its fees and compensation due hereunder and its reimbursable disbursements, costs and expenses paid or incurred to such date;

        B. Fund will designate a successor which may be Fund by Instruction to State Street; and

        C. State Street will, upon payment of all sums due to State Street from Fund hereunder or otherwise, deliver all accounts and records and other properties of Fund to the successor, or, if none, to Fund, at State Street's office.

       In the event that accounts, records or other properties remain in the possession of State Street after the date of termination hereof for any reason other than State Street's failure to deliver the same, State Street is entitled to compensation as provided in the then-current fee schedule for its services during such period, and the provisions hereof relating to the duties and obligations of State Street will remain in full force and effect.

8. NOTICES. Notices, requests, instructions and other writings addressed to Fund at the address set forth above, or at such other address as Fund may have designated to State Street in writing, will be deemed to have been properly given to Fund hereunder. Notices, requests, Instructions and other writings addressed to State Street at the address set forth above, Attention: Investment Accounting Department, or to such other address as it may have designated to Fund in writing, will be deemed to have been properly given to State Street hereunder.

9.      THE SYSTEMS; CONFIDENTIALITY.

        A. If State Street provides Fund direct access to the computerized investment portfolio recordkeeping and accounting systems used by State Street ("Systems") or if State Street and Fund agree to utilize any electronic system of communication, Fund agrees to implement and enforce appropriate security policies and procedures to prevent unauthorized or improper access to or use of the Systems or such other system.

        B. Fund will preserve the confidentiality of the Systems and the tapes, books, reference manuals, instructions, records, programs, documentation and information of, and other materials relevant to, the Systems and the business of State Street or its affiliates ("Confidential Information"). Fund agrees that it will not voluntarily disclose any such Confidential Information to any other person other than its own employees who reasonably have a need to know such information pursuant hereto. Fund will return all such Confidential Information to State Street upon termination or expiration hereof.

        C. Fund has been informed that the Systems are owned by State Street or licensed for use by State Street and its affiliates from one or more third parties ("Licensors"), and Fund acknowledges that State Street and Licensors have proprietary rights in and to the Systems and all other State Street or Licensor programs, code, techniques, know how, data bases, supporting documentation, data formats, and procedures, including without limitation any changes or modifications made at the request or expense or both of Fund (collectively, the "Protected Information"). Fund acknowledges that the Protected Information constitutes confidential material and trade secrets of State Street and Licensors. Fund will preserve the confidentiality of the Protected Information, and Fund hereby acknowledges that any unauthorized use, misuse, disclosure or taking of Protected Information, residing or existing internal or external to a computer, computer system, or computer network, or the knowing and unauthorized accessing or causing to be accessed of any computer, computer system, or computer network, may be subject to civil liabilities and criminal penalties under applicable law: Fund will so inform directors, officers, employees, representatives, advisors and agents who have access to the Protected Information or to any computer equipment capable of accessing the same. Licensors are intended to be and are third party beneficiaries of Fund's obligations and undertakings contained in this Section.

        D. Fund hereby represents and warrants to State Street that it has determined to its satisfaction that the Systems are appropriate and suitable for its use. THE SYSTEMS ARE PROVIDED ON AN AS IS, AS AVAILABLE BASIS. STATE STREET EXPRESSLY DISCLAIMS ALL WARRANTIES INCLUDING, BUT NOT LIMITED TO, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, EXCEPT THOSE WARRANTIES EXPRESSLY STATED HEREIN.

10. MULTIPLE PORTFOLIOS. If Fund is comprised of more than one Portfolio, the following provisions apply:

        A. Each Portfolio will be regarded for all purposes hereunder as a separate party apart from each other Portfolio. Unless the context otherwise requires, with respect to every transaction covered hereby, every reference herein to Fund is deemed to relate solely to the particular Portfolio to which such transaction relates. Under no circumstances will the rights, obligations or remedies with respect to a particular Portfolio constitute a right, obligation or remedy applicable to any other Portfolio. The use of this single document to memorialize the separate agreement as to each Portfolio is understood to be for clerical convenience only and will not constitute any basis for joining the Portfolios for any reason.

        B. Fund may appoint State Street as its investment accounting and recordkeeping agent for additional Portfolios from time to time by written notice, provided that State Street consents to such addition. Rates or charges for each additional Portfolio will be as agreed upon by State Street and Fund in writing.

11.     MISCELLANEOUS.

        A. This Agreement will be construed according to, and the rights and liabilities of the parties hereto will be governed by, the laws of the Commonwealth of Massachusetts, without reference to the choice of laws principles thereof.

        B. All terms and provisions hereof will be binding upon, inure to the benefit of and be enforceable by the parties hereto and their respective successors and permitted assigns.

        C. The representations and warranties, the indemnifications extended hereunder, and the provisions of Section 9 hereof are intended to and will continue after and survive the expiration, termination or cancellation hereof.

        D. No provisions hereof may be amended or modified in any manner except by a written agreement properly authorized and executed by each party hereto.

        E. The failure of either party to insist upon the performance of any terms or conditions hereof or to enforce any rights resulting from any breach of any of the terms or conditions hereof, including the payment of damages, will not be construed as a continuing or permanent waiver of any such terms, conditions, rights or privileges, but the same will continue and remain in full force and effect as if no such forbearance or waiver had occurred. No waiver, release or discharge of any party's rights hereunder will be effective unless contained in a written instrument signed by the party sought to be charged.

        F. The captions herein are included for convenience of reference only, and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

                This Agreement may be executed in two or more counterparts, each of which is deemed an original but all of which together constitute one and the same instrument.

        H. If any provision hereof is determined to be invalid, illegal, in conflict with any law or otherwise unenforceable, the remaining provisions hereof will be considered severable and will not be affected thereby, and every remaining provision hereof will remain in full force and effect and will remain enforceable to the fullest extent permitted by applicable law.

        I. The benefits of this Agreement may not be assigned by either party nor may either party delegate all or a portion of its duties hereunder without the prior written consent of the other party. Notwithstanding the foregoing, Fund agrees that State Street may delegate all or a portion of its duties to an affiliate of State Street, provided that such delegation will not reduce the obligations of State Street under this Agreement.

        J. Neither the execution nor performance hereof will be deemed to create a partnership or joint venture by and between State Street and Fund or any Portfolio.

        K. Except as specifically provided herein, this Agreement does not in any way affect any other agreements entered into among the parties hereto and any actions taken or omitted by either party hereunder will not affect any rights or obligations of the other party hereunder.

        L. Notice is hereby given that a copy of Fund's Trust Agreement and all amendments thereto is on file with the Secretary of State of the state of its organization; that this Agreement has been executed on behalf of Fund by the undersigned duly authorized representative of Fund in his/her capacity as such and not individually; and that the obligations of this Agreement are binding only upon the assets and property of Fund and not upon any trustee, officer of shareholder of Fund individually.

        IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective duly authorized officers.

STATE STREET BANK AND TRUST COMPANY     ULTRA SERIES FUND



By:  /s/ Ken Bergeron                   By:  /s/ Mary Hoffmann
Title:  Sr. Vice President              Title:  Treasurer

                 EXHIBIT B--REUTERS DATA SERVICE AGREEMENT

The undersigned acknowledges and agrees that some of the data being provided in the service by State Street to Fund contains information supplied to State Street by Reuters America Inc. ("Reuters") (the "Data"). Fund agrees that:

        (i) although Reuters makes every effort to ensure the accuracy and reliability of the Data, Fund acknowledges that Reuters, its employees, agents, contractors, subcontractors, contributors and third party providers will not be liable for any loss, cost or damage suffered or incurred by Fund arising out of any fault, interruption or delays in the Data or out of any inaccuracies, errors or omissions in the Data however such faults, interruptions, delays, inaccuracies, errors or omissions arise, unless due to the gross negligence or willful misconduct of Reuters;

        (ii) it will not transfer, transmit, recirculate by digital or analogue means, republish or resell all or part of the Data; and

        (iii)   certain parts of the Data are proprietary and unique to Reuters.

The undersigned further agrees that the benefit of this clause will inure to the benefit of Reuters.



Ultra Series Fund


By:    /s/ Mary Hoffmann
Title:  Treasurer
Date:  October 27, 2000

                                       SCHEDULE A

Ultra Series High Income Fund
Ultra Series Emerging Growth Fund
Ultra Series International Stock Fund
Ultra Series Global Securities Fund

                                   Exhibit (j)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in this Registration Statement on Form N-1A of our report dated February 9, 2001, relating to the financial statements and financial highlights of Ultra Series Fund, Inc., which appear in such
Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Registration Statement.




PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 11, 2001

                                 Exhibit (l)(1)

                                ULTRA SERIES FUND
                             SUBSCRIPTION AGREEMENT

        Ultra Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), and CUNA Mutual Life Insurance Company ("CMLIC"), an insurance company organized under the laws of the State of Wisconsin, agree as follows:

        1.     Offer and Purchase.

        The Trust offers to CMLIC, and CMLIC agrees to purchase, the number and amount of Class Z shares (the "Shares") shown on the Schedule attached to this Agreement of the Emerging Growth and International Stock Funds. CMLIC acknowledges receipt from the Trust of the Shares and the Trust acknowledges receipt from CMLIC of an aggregate of two hundred dollars ($200) in full payment for the Shares.

        2.     Representation by CMLIC.

        CMLIC represents and warrants to the Trust that the Shares are being acquired for investment purposes and not with a view to resale or further distribution.

        3.     Filing of Certificate of Trust.

        The Trust represents that a copy of its Certificate of Trust dated November 1, 1983, as amended from time to time, is on file with the Secretary of State of the Commonwealth of Massachusetts. The Trust represents a copy of its Declaration of Trust dated May 1, 1997, as amended from time to time, is maintained by the Trust.

        4.     Limitation of Liability.

        The Trust and CMLIC agree that the obligations of the Trust under this Agreement will not be binding upon any of the Trustees, shareholders, nominees, officers, employees or agents, whether past, present or future, of the Trust, individually, but are binding only upon the assets and property of the Trust. The execution and delivery of this Agreement has been authorized by the Trustees of the Trust, and signed by an authorized officer of the Trust, acting as such, and neither the authorization by the Trustees nor the execution and delivery by the officer will be deemed to have been made by any of them individually or to impose any liability on any of them personally, but will bind only the trust property of the Trust. No series of the Trust will be liable for any claims against any other series.

        5.     No Right of Assignment.

        CMLIC's right under this Agreement to purchase the Shares is not assignable.

        6.     Dates.

        This Agreement will become effective as of the date the Trust's next Registration Statement on Form N-1A becomes effective.

        IN WITNESS WHEREOF, the parties to this Agreement have executed this Agreement as of the 18th day of September, 2000.

                             Ultra Series Fund

                             By:  /s/ Michael S. Daubs
                             Name: Michael S. Daubs
                             Title: President
ATTEST:

/s/ Candy Davis


                             CUNA Mutual Life Insurance Company

                             By:  /s/ Michael B. Kitchen
                             Name: Michael B. Kitchen
                             Title:    President & Chief Executive Officer
ATTEST:

                                 CMLIC Schedule

                                    Amount         Price
Name of Fund                        of Shares     Per Share           Total

Emerging Growth Fund                  10           $10.00              $100

International Stock Fund              10           $10.00              $100
                                                                       ----

        Total                                                          $200

                                  Exhibit (l) 2

                                ULTRA SERIES FUND
                             SUBSCRIPTION AGREEMENT

        Ultra Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), and CUMIS Insurance Society ("CUMIS"), an insurance company organized under the laws of the State of Wisconsin, agree as follows:

        1.     Offer and Purchase.

        The Trust offers to CUMIS, and CUMIS agrees to purchase, the number and amount of Class Z shares (the "Shares") shown on the Schedule attached to this Agreement of the High Income and Global Securities Funds. CUMIS acknowledges receipt from the Trust of the Shares and the Trust acknowledges receipt from CUMIS of an aggregate of two hundred dollars ($200) in full payment for the Shares.

        2.     Representation by CUMIS.

        CUMIS represents and warrants to the Trust that the Shares are being acquired for investment purposes and not with a view to resale or further distribution.

        3.     Filing of Certificate of Trust.

        The Trust represents that a copy of its Certificate of Trust dated November 1, 1983, as amended from time to time, is on file with the Secretary of State of the Commonwealth of Massachusetts. The Trust represents a copy of its Declaration of Trust dated May 1, 1997, as amended from time to time, is maintained by the Trust.

        4.     Limitation of Liability.

        The Trust and CUMIS agree that the obligations of the Trust under this Agreement will not be binding upon any of the Trustees, shareholders, nominees, officers, employees or agents, whether past, present or future, of the Trust, individually, but are binding only upon the assets and property of the Trust. The execution and delivery of this Agreement has been authorized by the Trustees of the Trust, and signed by an authorized officer of the Trust, acting as such, and neither the authorization by the Trustees nor the execution and delivery by the officer will be deemed to have been made by any of them individually or to impose any liability on any of them personally, but will bind only the trust property of the Trust. No series of the Trust will be liable for any claims against any other series.

        5.     No Right of Assignment.

        CUMIS's right under this Agreement to purchase the Shares is not assignable.

        6.     Dates.

        This Agreement will become effective as of the date the Trust's next Registration Statement on Form N-1A becomes effective.

        IN WITNESS WHEREOF, the parties to this Agreement have executed this Agreement as of the 18th day of September, 2000.

                             Ultra Series Fund

                             By:  /s/ Michael S. Daubs
                             Name: Michael S. Daubs
                             Title: President
ATTEST:

/s/ Candy Davis

                             CUNA Mutual Life Insurance Company
                             By:  /s/ Michael B. Kitchen
                             Name: Michael B. Kitchen
                             Title:  President & Chief Executive Officer
ATTEST:

                                 CUMIS Schedule

                                    Amount         Price
Name of Fund                        of Shares     Per Share            Total

High Income Fund                     10            $10.00              $100

Global Securities Fund               10            $10.00              $100
                                                                       ----

        Total                                                          $200

 Other Exhibits

                               Powers of Attorney


                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 6th day of December, 2000.


                                        /s/ Gwendolyn M. Boeke
                                        Gwendolyn M. Boeke, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 6th day of December, 2000.


                                        /s/ Michael S. Daubs
                                        Michael S. Daubs, Trustee

                            LIMITED POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 6th day of December, 2000.


                                        /s/ Alfred L. Disrud
                                        Alfred L. Disrud, Trustee

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 6th day of December, 2000.


                                        /s/ Lawrence R. Halverson
                                        Lawrence R. Halverson, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 6th day of December, 2000.


                                        /s/ Thomas C. Watt
                                        Thomas C. Watt, Trustee